UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-( Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2019

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2019 SEMI-ANNUAL REPORT

December 31, 2019

ALPHA QUANT CORE FUND

ALPHA QUANT DIVIDEND FUND

ALPHA QUANT QUALITY FUND

ALPHA QUANT VALUE FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

ALPHA QUANT FUNDS

Investing in value stocks may limit downside risk over time; however, the Funds may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. The Funds are also subject to the following risks: American Beacon Alpha Quant Core Fund – growth stocks; American Beacon Alpha Quant Dividend Fund – dividend-paying stocks, growth stocks, fewer issuers; American Beacon Alpha Quant Quality Fund – growth stocks, fewer issuers; American Beacon Alpha Quant Value Fund – fewer issuers. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. Because the Funds may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Funds. Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of the Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In recent months, you’ve likely seen and heard news reports about disruptive headwinds in the global economy – including the U.S. trade war with China and its toll on the global economy, slowing global growth, the Federal Reserve’s series of rate cuts, Brexit, disruptions in the Middle East and protests in Hong Kong – and watched a flood of reaction in the world’s markets.

As Peter L. Bernstein said in his treatise on risk, Against the Gods: The Remarkable Story of Risk, published by John Wiley & Sons, Inc. in September 1998, “Volatility is a proxy for uncertainty and must be accommodated in measuring investment risk.”

During times of economic uncertainty and market volatility, fear of loss can be a powerful emotion – one that drives many investors to making short-term decisions subject to a variety of potential error-leading biases. Unfortunately, some short-term investment decisions may create more volatility rather than mitigate it.

Instead of dwelling on the markets’ short-term reaction to waves of negative global news, we encourage investors to focus on the horizon instead. Long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should keep in mind the three Ds: direction, discipline and diversification.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Our management approach is more than a concept; it’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards while mitigating volatility and risk.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Alpha Quant Core FundSM

Performance Overview

December 31, 2019 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Core Fund (the “Fund”) returned 10.89% for the six months ended December 31, 2019, underperforming the S&P 500 Index (the “Index”) return of 10.92% for the same period.

Total Returns for the Period ended December 31, 2019

	Ticker	6 Months*	1 Year	Since Inception 03/22/2017
Institutional Class (1,3)	AQCIX	11.07%	21.85%	10.54%
Y Class (1,3)	AQCYX	10.99%	21.79%	10.45%
Investor Class (1,3)	AQCPX	10.89%	21.51%	10.13%

S&P 500 Index (2)		10.92%	31.49%	14.40%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and has been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon Alpha Quant Core Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Index. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 4.20%, 4.23% and 8.76%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due mostly to sector allocation, while security selection was a positive contributor to relative performance.

During the period, stock selection in the Consumer Discretionary and Health Care sectors contributed to relative performance. In the Consumer Discretionary sector, contributors included PulteGroup, Inc. (up 23.4%) and an absence from Index-position Amazon.com, Inc. (down 2.4%). In the Health Care sector, Centene Corp. (up 37.2%) and Amgen, Inc. (up 32.6%) also contributed to relative returns. Conversely, stock selection in the Information Technology sector detracted from the aforementioned performance; detractors included Verisign, Inc. (down 7.9%) and an underweight to Index-position Apple, Inc. (up 50.1%).

From a sector allocation standpoint, overweight positions in the Energy sector (down 1.0%), the worst performing sector in the Index, and the Industrials sector (up 6.5%) detracted from relative performance. Slightly offsetting this were overweight positions in the Information Technology sector (up 18.2%), the best performing sector in the Index, and the Health Care sector (up 11.7%).

The Fund’s sub-advisor remains focused on implementing a quantitative investment process, rooted in fundamental factors, that seeks to deliver shareholder value and above-market performance.

2

American Beacon Alpha Quant Core FundSM

Performance Overview

December 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Apple, Inc.		3.8
Applied Materials, Inc.		2.7
Lam Research Corp.		2.7
NIKE, Inc., Class B		2.4
Sysco Corp.		2.3
Amgen, Inc.		2.2
Cummins, Inc.		2.1
Micron Technology, Inc.		2.1
Monster Beverage Corp.		2.1
PulteGroup, Inc.		2.1

Total Fund Holdings	55

Sector Allocation (% Equities)
Information Technology		30.0
Health Care		18.5
Industrials		16.7
Consumer Discretionary		11.5
Consumer Staples		11.4
Energy		6.8
Materials		3.4
Communication Services		1.7

3

American Beacon Alpha Quant Dividend FundSM

Performance Overview

December 31, 2019 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Dividend Fund (the “Fund”) returned 6.96% for the six months ended December 31, 2019, underperforming the S&P 500 Value Index (the “Index”) return of 13.05% for the same period.

Total Returns for the Period ended December 31, 2019

	Ticker	6 Months*	1 Year	Since Inception 03/22/2017
Institutional Class (1,3)	AQDIX	7.17%	26.73%	10.45%
Y Class (1,3)	AQDYX	7.10%	26.58%	10.33%
Investor Class (1,3)	AQDPX	6.96%	26.29%	10.04%

S&P 500 Value Index (2)		13.05%	31.93%	11.42%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The S&P 500 Value Index is an unmanaged index of common stocks publicly traded in the United States, which represents the value companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization value stocks. The S&P 500 Value Index and the S&P 500 Index are products of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and have been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon Alpha Quant Dividend Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Value Index or the S&P 500 Index. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 4.65%, 4.28% and 6.56%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due to both security selection and sector allocation detracting from relative performance.

During the period, stock selection in the Information Technology and Real Estate sectors detracted the most from relative performance. In the Information Technology sector, detractors included Cisco Systems, Inc. (down 10.5%) and an absence from Index-position Apple, Inc. (up 49.4%). In the Real Estate sector, Ventas, Inc. (down 13.1%) and Welltower, Inc. (up 2.2%) detracted from relative performance. Conversely, stock selection in the Consumer Discretionary and Industrials sectors slightly offset the aforementioned performance. In the Consumer Discretionary sector, contributors included Target Corp. (up 49.7%). In the Industrials sector, Emerson Electric Co. (up 17.0%) and United Parcel Services (up 15.0%) contributed to relative performance.

From a sector allocation standpoint, an underweight to the Information Technology sector (up 31.2%) and an overweight to the Materials sector (up 5.9%) detracted from relative performance. Slightly offsetting this performance was an overweight to the Health Care sector (up 14.6%).

The Fund’s sub-advisor remains focused on implementing a quantitative investment process, rooted in fundamental factors, that seeks to deliver shareholder value and above-market performance.

4

American Beacon Alpha Quant Dividend FundSM

Performance Overview

December 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Target Corp.		4.7
Emerson Electric Co.		3.9
PPG Industries, Inc.		3.7
Cummins, Inc.		3.6
Lockheed Martin Corp.		3.6
Cisco Systems, Inc.		3.5
Pfizer, Inc.		3.5
Southern Co.		3.5
Amgen, Inc.		3.4
International Business Machines Corp.		3.4

Total Fund Holdings	30

Sector Allocation (% Equities)
Industrials		14.7
Health Care		13.3
Consumer Staples		12.8
Utilities		12.3
Information Technology		10.6
Materials		10.4
Communication Services		6.4
Energy		5.9
Real Estate		5.7
Consumer Discretionary		4.8
Financials		3.1

5

American Beacon Alpha Quant Quality FundSM

Performance Overview

December 31, 2019 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Quality Fund (the “Fund”) returned 11.07% for the six months ended December 31, 2019, outperforming the S&P 500 Growth Index (the “Index”) return of 9.10% for the same period.

Total Returns for the Period ended December 31, 2019

	Ticker	6 Months*	1 Year	Since Inception 03/22/2017
Institutional Class (1,3)	AQQIX	11.25%	23.06%	13.10%
Y Class (1,3)	AQQYX	11.17%	23.01%	13.01%
Investor Class (1,3)	AQQPX	11.07%	22.60%	12.70%

S&P 500 Growth Index (2)		9.10%	31.13%	17.06%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The S&P 500 Growth Index is an unmanaged index of common stocks publicly traded in the United States, which represents the growth companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization growth stocks. The S&P 500 Growth Index and the S&P 500 Index are products of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and have been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon Alpha Quant Quality Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Growth Index or the S&P 500 Index. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 4.69%, 4.75% and 9.45%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due mostly to security selection, while sector allocation detracted slightly from relative performance.

During the period, stock selection in the Information Technology and Consumer Discretionary sectors contributed the most to relative performance. In the Information Technology sector, contributors included Apple, Inc. (up 49.2%), Lam Research Corp. (up 57.0%) and Applied Materials, Inc. (up 38.1%). In the Consumer Discretionary sector, Nike, Inc. (up 21.4%) and an absence from Index-position Amazon.com, Inc. (down 2.4%) contributed to relative returns. Slightly offsetting this performance was stock selection in the Energy sector, led by a position in Cabot Oil & Gas Corp. (down 23.3%).

From a sector allocation standpoint, an overweight to the Industrials sector (up 4.9%) and an underweight to the Communication Services sector (up 11.3%) detracted from relative performance. Conversely, an overweight to the Consumer Staples sector (up 9.8%) contributed positively to relative returns.

The Fund’s sub-advisor remains focused on implementing a quantitative investment process, rooted in fundamental factors, that seeks to deliver shareholder value and above-market performance.

6

American Beacon Alpha Quant Quality FundSM

Performance Overview

December 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
AbbVie, Inc.		4.7
Apple, Inc.		4.3
WW Grainger, Inc.		4.3
NIKE, Inc., Class B		4.1
Facebook, Inc., Class A		4.0
Lockheed Martin Corp.		4.0
Home Depot, Inc.		3.9
Mastercard, Inc., Class A		3.9
Sysco Corp.		3.9
Booking Holdings, Inc.		3.8

Total Fund Holdings	30

Sector Allocation (% Equities)
Information Technology		31.9
Industrials		18.2
Consumer Discretionary		16.5
Health Care		11.6
Consumer Staples		11.1
Communication Services		4.0
Energy		3.5
Materials		3.2

7

American Beacon Alpha Quant Value FundSM

Performance Overview

December 31, 2019 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Value Fund (the “Fund”) returned 12.22% for the six months ended December 31, 2019, underperforming the S&P 500 Value Index (the “Index”) return of 13.05% for the same period.

Total Returns for the Period ended December 31, 2019

	Ticker	6 Months*	1 Year	Since Inception 03/22/2017
Institutional Class (1,3)	AQVVX	12.49%	21.23%	9.29%
Y Class (1,3)	AQVYX	12.42%	21.18%	9.20%
Investor Class (1,3)	AQVPX	12.22%	20.78%	8.88%

S&P 500 Value Index (2)		13.05%	31.93%	11.42%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The S&P 500 Value Index is an unmanaged index of common stocks publicly traded in the United States, which represents the value companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization value stocks. The S&P 500 Value Index and the S&P 500 Index are products of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and have been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon Alpha Quant Value Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Value Index or the S&P 500 Index. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 2.90%, 3.04% and 3.69%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due mostly to security selection, while sector allocation was a slight contributor to relative performance.

During the period, stock selection in the Information Technology and Industrials sectors detracted the most from relative performance. In the Information Technology sector, an absence from Index-position Apple, Inc. (up 49.4%) and a position in Cisco Systems, Inc. (down 10.5%) detracted from relative performance. In the Industrials sector, C.H. Robinson Worldwide, Inc. (down 7.3%) and Cummins, Inc. (up 6.3%) detracted from relative performance. Conversely, stock selection in the Energy sector slightly offset the aforementioned performance, the main contributor being an absence from Index-position Exxon Mobil Corp. (down 6.7%).

From a sector allocation standpoint, overweight positions in the Information Technology sector (up 31.2%), the best performing sector of the Index, and the Health Care sector (up 14.6%) contributed positively to the Fund’s relative return. Slightly offsetting this performance was an overweight position in the Energy sector (up 0.1%).

The Fund’s sub-advisor remains focused on implementing a quantitative investment process, rooted in fundamental factors, that seeks to deliver shareholder value and above-market performance.

8

American Beacon Alpha Quant Value FundSM

Performance Overview

December 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Lam Research Corp.		4.9
Centene Corp.		4.8
Biogen, Inc.		4.7
Bristol-Myers Squibb Co.		4.7
Micron Technology, Inc.		4.7
Eaton Corp. PLC		4.2
PulteGroup, Inc.		4.2
Starbucks Corp.		4.1
Cummins, Inc.		3.9
Amgen, Inc.		3.7

Total Fund Holdings	30

Sector Allocation (% Equities)
Health Care		33.3
Information Technology		23.5
Industrials		16.3
Energy		8.5
Consumer Discretionary		8.4
Consumer Staples		7.7
Materials		2.3

9

American Beacon FundsSM

Expense Examples

December 31, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

10

American Beacon FundsSM

Expense Examples

December 31, 2019 (Unaudited)

American Beacon Alpha Quant Core Fund

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period 7/1/2019-12/31/2019*
Institutional Class
Actual	$1,000.00	$1,110.70	$3.13
Hypothetical**	$1,000.00	$1,022.17	$3.00
Y Class
Actual	$1,000.00	$1,109.90	$3.66
Hypothetical**	$1,000.00	$1,021.67	$3.51
Investor Class
Actual	$1,000.00	$1,108.90	$5.14
Hypothetical**	$1,000.00	$1,020.26	$4.93

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.59%, 0.69%, and 0.97% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

American Beacon Alpha Quant Dividend Fund

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period 7/1/2019-12/31/2019*
Institutional Class
Actual	$1,000.00	$1,071.70	$3.07
Hypothetical**	$1,000.00	$1,022.17	$3.00
Y Class
Actual	$1,000.00	$1,071.00	$3.59
Hypothetical**	$1,000.00	$1,021.67	$3.51
Investor Class
Actual	$1,000.00	$1,069.60	$5.05
Hypothetical**	$1,000.00	$1,020.26	$4.93

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.59%, 0.69%, and 0.97% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

11

American Beacon FundsSM

Expense Examples

December 31, 2019 (Unaudited)

American Beacon Alpha Quant Quality Fund

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period 7/1/2019-12/31/2019*
Institutional Class
Actual	$1,000.00	$1,112.50	$3.13
Hypothetical**	$1,000.00	$1,022.17	$3.00
Y Class
Actual	$1,000.00	$1,111.70	$3.66
Hypothetical**	$1,000.00	$1,021.67	$3.51
Investor Class
Actual	$1,000.00	$1,110.70	$5.15
Hypothetical**	$1,000.00	$1,020.26	$4.93

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.59%, 0.69%, and 0.97% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

American Beacon Alpha Quant Value Fund

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period 7/1/2019-12/31/2019*
Institutional Class
Actual	$1,000.00	$1,124.90	$3.15
Hypothetical**	$1,000.00	$1,022.17	$3.00
Y Class
Actual	$1,000.00	$1,124.20	$3.68
Hypothetical**	$1,000.00	$1,021.67	$3.51
Investor Class
Actual	$1,000.00	$1,122.20	$5.17
Hypothetical**	$1,000.00	$1,020.26	$4.93

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.59%, 0.69%, and 0.97% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

12

American Beacon Alpha Quant Core FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.17%

Communication Services - 1.70%

Interactive Media & Services - 1.70%
Facebook, Inc., Class AA	281	$57,675

Consumer Discretionary - 11.43%

Hotels, Restaurants & Leisure - 3.37%
Starbucks Corp.	725	63,742
Yum! Brands, Inc.	501	50,466

		114,208

Household Durables - 2.08%
PulteGroup, Inc.	1,816	70,461

Internet & Direct Marketing Retail - 1.88%
Booking Holdings, Inc.A	31	63,665

Specialty Retail - 1.71%
Home Depot, Inc.	265	57,871

Textiles, Apparel & Luxury Goods - 2.39%
NIKE, Inc., Class B	800	81,048

Total Consumer Discretionary		387,253

Consumer Staples - 11.31%

Beverages - 3.61%
Molson Coors Brewing Co., Class B	962	51,852
Monster Beverage Corp.A	1,107	70,350

		122,202

Food & Staples Retailing - 5.84%
Sysco Corp.	900	76,986
Walgreens Boots Alliance, Inc.	911	53,712
Walmart, Inc.	565	67,145

		197,843

Household Products - 1.86%
Clorox Co.	411	63,105

Total Consumer Staples		383,150

Energy - 6.74%

Oil, Gas & Consumable Fuels - 6.74%
Cabot Oil & Gas Corp.	2,267	39,468
Chevron Corp.	386	46,517
EOG Resources, Inc.	695	58,213
HollyFrontier Corp.	735	37,272
Marathon Petroleum Corp.	775	46,694

		228,164

Total Energy		228,164

Health Care - 18.39%

Biotechnology - 7.53%
AbbVie, Inc.	733	64,900
Amgen, Inc.	306	73,767
Biogen, Inc.A	204	60,533
Gilead Sciences, Inc.	860	55,883

		255,083

See accompanying notes

13

American Beacon Alpha Quant Core FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.17% (continued)

Health Care - 18.39% (continued)

Health Care Providers & Services - 7.14%
AmerisourceBergen Corp.	753	$64,020
Cardinal Health, Inc.	1,231	62,264
Centene Corp.A	736	46,272
McKesson Corp.	500	69,160

		241,716

Pharmaceuticals - 3.72%
Bristol-Myers Squibb Co.	1,061	68,106
Pfizer, Inc.	1,480	57,986

		126,092

Total Health Care		622,891

Industrials - 16.54%

Aerospace & Defense - 3.21%
Lockheed Martin Corp.	154	59,965
Raytheon Co.	222	48,782

		108,747

Air Freight & Logistics - 2.86%
CH Robinson Worldwide, Inc.B	621	48,562
Expeditors International of Washington, Inc.	620	48,373

		96,935

Airlines - 1.80%
Southwest Airlines Co.	1,128	60,889

Electrical Equipment - 1.80%
Eaton Corp. PLC	644	61,000

Industrial Conglomerates - 1.30%
3M Co.	249	43,928

Machinery - 3.82%
Cummins, Inc.	398	71,226
Snap-on, Inc.	344	58,274

		129,500

Trading Companies & Distributors - 1.75%
WW Grainger, Inc.	175	59,241

Total Industrials		560,240

Information Technology - 29.73%

Communications Equipment - 2.99%
Cisco Systems, Inc.	1,166	55,921
F5 Networks, Inc.A	324	45,247

		101,168

IT Services - 6.81%
International Business Machines Corp.	374	50,131
Mastercard, Inc., Class A	228	68,079
VeriSign, Inc.A	267	51,446
Visa, Inc., Class A	325	61,067

		230,723

See accompanying notes

14

American Beacon Alpha Quant Core FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.17% (continued)

Information Technology - 29.73% (continued)

Semiconductors & Semiconductor Equipment - 9.34%
Applied Materials, Inc.	1,480	$90,339
Lam Research Corp.	316	92,399
Micron Technology, Inc.A	1,315	70,721
Texas Instruments, Inc.	491	62,990

		316,449

Software - 3.65%
Intuit, Inc.	210	55,005
Microsoft Corp.	436	68,757

		123,762

Technology Hardware, Storage & Peripherals - 6.94%
Apple, Inc.	434	127,444
HP, Inc.	2,599	53,410
NetApp, Inc.	869	54,095

		234,949

Total Information Technology		1,007,051

Materials - 3.33%

Chemicals - 1.64%
LyondellBasell Industries N.V., Class A	587	55,460

Containers & Packaging - 1.69%
Packaging Corp. of America	511	57,227

Total Materials		112,687

Total Common Stocks (Cost $2,967,792)		3,359,111

SHORT-TERM INVESTMENTS - 0.89% (Cost $30,214)

Investment Companies - 0.89%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%C D	30,214	30,214

TOTAL INVESTMENTS - 100.06% (Cost $2,998,006)		3,389,325
LIABILITIES, NET OF OTHER ASSETS - (0.06%)		(2,116)

TOTAL NET ASSETS - 100.00%		$3,387,209

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2019.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2019, the investments were classified as described below:

Alpha Quant Core Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,359,111	$-	$-	$3,359,111
Short-Term Investments	30,214	-	-	30,214

Total Investments in Securities - Assets	$3,389,325	$-	$-	$3,389,325

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

15

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.70%

Communication Services - 6.23%

Diversified Telecommunication Services - 3.28%
Verizon Communications, Inc.	2,319	$142,387

Media - 2.95%
Omnicom Group, Inc.	1,579	127,930

Total Communication Services		270,317

Consumer Discretionary - 4.70%

Multiline Retail - 4.70%
Target Corp.	1,590	203,854

Consumer Staples - 12.53%

Beverages - 5.93%
Coca-Cola Co.	2,314	128,080
PepsiCo, Inc.	943	128,880

		256,960

Household Products - 6.60%
Kimberly-Clark Corp.	1,031	141,814
Procter & Gamble Co.	1,155	144,259

		286,073

Total Consumer Staples		543,033

Energy - 5.75%

Oil, Gas & Consumable Fuels - 5.75%
Chevron Corp.	1,096	132,079
Exxon Mobil Corp.	1,679	117,161

		249,240

Total Energy		249,240

Financials - 3.02%

Insurance - 3.02%
Principal Financial Group, Inc.	2,381	130,955

Health Care - 13.01%

Biotechnology - 3.42%
Amgen, Inc.	615	148,258

Health Care Providers & Services - 2.72%
Cardinal Health, Inc.	2,327	117,700

Pharmaceuticals - 6.87%
Johnson & Johnson	1,008	147,037
Pfizer, Inc.	3,851	150,882

		297,919

Total Health Care		563,877

Industrials - 14.40%

Aerospace & Defense - 3.56%
Lockheed Martin Corp.	396	154,195

Air Freight & Logistics - 3.34%
United Parcel Service, Inc., Class B	1,238	144,920

See accompanying notes

16

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.70% (continued)

Industrials - 14.40% (continued)

Electrical Equipment - 3.93%
Emerson Electric Co.	2,232	$170,212

Machinery - 3.57%
Cummins, Inc.	865	154,800

Total Industrials		624,127

Information Technology - 10.35%

Communications Equipment - 3.51%
Cisco Systems, Inc.	3,170	152,033

IT Services - 3.44%
International Business Machines Corp.	1,113	149,187

Semiconductors & Semiconductor Equipment - 3.40%
Texas Instruments, Inc.	1,151	147,662

Total Information Technology		448,882

Materials - 10.21%

Chemicals - 10.21%
Air Products & Chemicals, Inc.	599	140,759
Ecolab, Inc.	725	139,918
PPG Industries, Inc.	1,213	161,923

		442,600

Total Materials		442,600

Real Estate - 5.52%

Equity Real Estate Investment Trusts (REITs) - 5.52%
Ventas, Inc.	2,128	122,871
Welltower, Inc.	1,426	116,618

		239,489

Total Real Estate		239,489

Utilities - 11.98%

Electric Utilities - 9.11%
American Electric Power Co., Inc.	1,401	132,409
Duke Energy Corp.	1,220	111,276
Southern Co.	2,378	151,479

		395,164

Multi-Utilities - 2.87%
Consolidated Edison, Inc.	1,373	124,215

Total Utilities		519,379

Total Common Stocks (Cost $3,650,127)		4,235,753

SHORT-TERM INVESTMENTS - 1.81% (Cost $78,365)

Investment Companies - 1.81%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%A B	78,365	78,365

TOTAL INVESTMENTS - 99.51% (Cost $3,728,492)		4,314,118
OTHER ASSETS, NET OF LIABILITIES - 0.49%		21,343

TOTAL NET ASSETS - 100.00%		$4,335,461

See accompanying notes

17

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

A The Fund is affiliated by having the same investment advisor.

B 7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2019, the investments were classified as described below:

Alpha Quant Dividend Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,235,753	$-	$-	$4,235,753
Short-Term Investments	78,365	-	-	78,365

Total Investments in Securities - Assets	$4,314,118	$-	$-	$4,314,118

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

18

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.66%

Communication Services - 4.02%

Interactive Media & Services - 4.02%
Facebook, Inc., Class AA	579	$118,840

Consumer Discretionary - 16.46%

Hotels, Restaurants & Leisure - 4.63%
Starbucks Corp.	727	63,918
Yum! Brands, Inc.	723	72,828

		136,746

Internet & Direct Marketing Retail - 3.82%
Booking Holdings, Inc.A	55	112,955

Specialty Retail - 3.88%
Home Depot, Inc.	525	114,649

Textiles, Apparel & Luxury Goods - 4.13%
NIKE, Inc., Class B	1,206	122,180

Total Consumer Discretionary		486,530

Consumer Staples - 11.05%

Beverages - 3.38%
Monster Beverage Corp.A	1,571	99,837

Food & Staples Retailing - 3.92%
Sysco Corp.	1,355	115,907

Household Products - 3.75%
Clorox Co.	721	110,702

Total Consumer Staples		326,446

Energy - 3.51%

Oil, Gas & Consumable Fuels - 3.51%
Cabot Oil & Gas Corp.	2,237	38,946
EOG Resources, Inc.	775	64,914

		103,860

Total Energy		103,860

Health Care - 11.51%

Biotechnology - 7.75%
AbbVie, Inc.	1,564	138,476
Biogen, Inc.A	305	90,503

		228,979

Health Care Providers & Services - 3.76%
AmerisourceBergen Corp.	1,306	111,036

Total Health Care		340,015

Industrials - 18.16%

Aerospace & Defense - 5.64%
Lockheed Martin Corp.	304	118,371
Raytheon Co.	220	48,343

		166,714

See accompanying notes

19

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

Health Care Providers & Services - 3.76% (continued)

Industrials - 18.16% (continued)

Air Freight & Logistics - 6.54%
CH Robinson Worldwide, Inc.B	1,284	$100,409
Expeditors International of Washington, Inc.	1,188	92,688

		193,097

Industrial Conglomerates - 1.64%
3M Co.	275	48,516

Trading Companies & Distributors - 4.34%
WW Grainger, Inc.	379	128,299

Total Industrials		536,626

Information Technology - 31.79%

IT Services - 11.15%
Mastercard, Inc., Class A	390	116,450
VeriSign, Inc.A	526	101,350
Visa, Inc., Class A	594	111,612

		329,412

Semiconductors & Semiconductor Equipment - 8.99%
Applied Materials, Inc.	1,750	106,820
Lam Research Corp.	296	86,550
Texas Instruments, Inc.	564	72,356

		265,726

Software - 7.33%
Intuit, Inc.	414	108,439
Microsoft Corp.	685	108,025

		216,464

Technology Hardware, Storage & Peripherals - 4.32%
Apple, Inc.	435	127,738

Total Information Technology		939,340

Materials - 3.16%

Chemicals - 3.16%
LyondellBasell Industries N.V., Class A	990	93,535

Total Common Stocks (Cost $2,620,562)		2,945,192

SHORT-TERM INVESTMENTS - 0.53% (Cost $15,723)

Investment Companies - 0.53%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%C D	15,723	15,723

TOTAL INVESTMENTS - 100.19% (Cost $2,636,285)		2,960,915
LIABILITIES, NET OF OTHER ASSETS - (0.19%)		(5,684)

TOTAL NET ASSETS - 100.00%		$2,955,231

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2019.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

See accompanying notes

20

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2019, the investments were classified as described below:

Alpha Quant Quality Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,945,192	$-	$-	$2,945,192
Short-Term Investments	15,723	-	-	15,723

Total Investments in Securities - Assets	$2,960,915	$-	$-	$2,960,915

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

21

American Beacon Alpha Quant Value FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.52%

Consumer Discretionary - 8.34%

Hotels, Restaurants & Leisure - 4.12%
Starbucks Corp.	1,880	$165,290

Household Durables - 4.22%
PulteGroup, Inc.	4,367	169,439

Total Consumer Discretionary		334,729

Consumer Staples - 7.56%

Beverages - 1.77%
Molson Coors Brewing Co., Class B	1,319	71,094

Food & Staples Retailing - 5.79%
Walgreens Boots Alliance, Inc.	1,729	101,942
Walmart, Inc.	1,098	130,486

		232,428

Total Consumer Staples		303,522

Energy - 8.35%

Oil, Gas & Consumable Fuels - 8.35%
Chevron Corp.	954	114,967
HollyFrontier Corp.	2,003	101,572
Marathon Petroleum Corp.	1,973	118,873

		335,412

Total Energy		335,412

Health Care - 32.86%

Biotechnology - 11.45%
Amgen, Inc.	613	147,776
Biogen, Inc.A	639	189,611
Gilead Sciences, Inc.	1,885	122,487

		459,874

Health Care Providers & Services - 14.78%
AmerisourceBergen Corp.	1,400	119,028
Cardinal Health, Inc.	2,673	135,201
Centene Corp.A	3,053	191,942
McKesson Corp.	1,066	147,449

		593,620

Pharmaceuticals - 6.63%
Bristol-Myers Squibb Co.	2,910	186,793
Pfizer, Inc.	2,030	79,535

		266,328

Total Health Care		1,319,822

Industrials - 16.06%

Air Freight & Logistics - 3.39%
CH Robinson Worldwide, Inc.	1,740	136,068

Airlines - 2.64%
Southwest Airlines Co.	1,967	106,179

Electrical Equipment - 4.16%
Eaton Corp. PLC	1,766	167,275

See accompanying notes

22

American Beacon Alpha Quant Value FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.52% (continued)

Industrials - 16.06% (continued)

Machinery - 5.87%
Cummins, Inc.	870	$155,695
Snap-on, Inc.	472	79,957

		235,652

Total Industrials		645,174

Information Technology - 23.12%

Communications Equipment - 5.76%
Cisco Systems, Inc.	2,796	134,096
F5 Networks, Inc.A	697	97,336

		231,432

IT Services - 1.71%
International Business Machines Corp.	513	68,763

Semiconductors & Semiconductor Equipment - 9.56%
Lam Research Corp.	673	196,785
Micron Technology, Inc.A	3,477	186,993

		383,778

Technology Hardware, Storage & Peripherals - 6.09%
HP, Inc.	5,986	123,012
NetApp, Inc.	1,954	121,637

		244,649

Total Information Technology		928,622

Materials - 2.23%

Containers & Packaging - 2.23%
Packaging Corp. of America	800	89,592

Total Common Stocks (Cost $3,540,160)		3,956,873

SHORT-TERM INVESTMENTS - 0.02% (Cost $814)

Investment Companies - 0.02%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%B C	814	814

TOTAL INVESTMENTS - 98.54% (Cost $3,540,974)		3,957,687
OTHER ASSETS, NET OF LIABILITIES - 1.46%		58,489

TOTAL NET ASSETS - 100.00%		$4,016,176

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC - Public Limited Company.

See accompanying notes

23

American Beacon Alpha Quant Value FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2019, the investments were classified as described below:

Alpha Quant Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,956,873	$-	$-	$3,956,873
Short-Term Investments	814	-	-	814

Total Investments in Securities - Assets	$3,957,687	$-	$-	$3,957,687

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

24

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2019 (Unaudited)

	Alpha Quant Core Fund	Alpha Quant Dividend Fund	Alpha Quant Quality Fund	Alpha Quant Value Fund
Assets:
Investments in unaffiliated securities, at fair value†	$3,359,111	$4,235,753	$2,945,192	$3,956,873
Investments in affiliated securities, at fair value‡	30,214	78,365	15,723	814
Dividends and interest receivable	2,985	6,916	678	5,801
Receivable for investments sold	-	-	-	29,251
Receivable for fund shares sold	1,291	20,823	-	30,400
Receivable for expense reimbursement (Note 2)	12,087	12,079	11,982	12,348
Prepaid expenses	12,598	12,872	12,384	13,496

Total assets	3,418,286	4,366,808	2,985,959	4,048,983

Liabilities:
Management and sub-advisory fees payable (Note 2)	1,717	2,144	1,506	2,041
Service fees payable (Note 2)	140	420	94	443
Transfer agent fees payable (Note 2)	101	35	83	137
Custody and fund accounting fees payable	1,642	1,625	1,631	1,700
Professional fees payable	25,782	25,470	25,774	26,599
Trustee fees payable (Note 2)	-	-	-	25
Other liabilities	1,695	1,653	1,640	1,862

Total liabilities	31,077	31,347	30,728	32,807

Net assets	$3,387,209	$4,335,461	$2,955,231	$4,016,176

Analysis of net assets:
Paid-in-capital	$3,025,157	$3,851,031	$2,613,843	$3,979,543
Total distributable earnings (deficits)A	362,052	484,430	341,388	36,633

Net assets	$3,387,209	$4,335,461	$2,955,231	$4,016,176

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	251,502	220,096	217,041	198,578

Y Class	18,041	83,177	27,584	82,747

Investor Class	22,149	68,344	14,771	61,127

Net assets:
Institutional Class	$2,923,579	$2,575,113	$2,475,213	$2,334,878

Y Class	$209,099	$969,919	$313,565	$970,295

Investor Class	$254,531	$790,429	$166,453	$711,003

Net asset value, offering and redemption price per share:
Institutional Class	$11.62	$11.70	$11.40	$11.76

Y Class	$11.59	$11.66	$11.37	$11.73

Investor Class	$11.49	$11.57	$11.27	$11.63

† Cost of investments in unaffiliated securities	$2,967,792	$3,650,127	$2,620,562	$3,540,160
‡ Cost of investments in affiliated securities	$30,214	$78,365	$15,723	$814

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

25

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2019 (Unaudited)

	Alpha Quant Core Fund	Alpha Quant Dividend Fund	Alpha Quant Quality Fund	Alpha Quant Value Fund
Investment income:
Dividend income from unaffiliated securities	$34,159	$62,579	$23,136	$47,732
Dividend income from affiliated securities (Note 7)	302	368	250	233
Income derived from securities lending (Note 8)	12	-	24	3

Total investment income	34,473	62,947	23,410	47,968

Expenses:
Management and sub-advisory fees (Note 2)	9,812	11,994	8,575	11,788
Transfer agent fees:
Institutional Class (Note 2)	249	122	45	43
Y Class (Note 2)	90	65	151	244
Investor Class	625	631	627	665
Custody and fund accounting fees	11,015	11,028	10,993	11,069
Professional fees	22,507	22,395	22,378	23,223
Registration fees and expenses	23,537	23,531	23,524	23,848
Service fees (Note 2):
Investor Class	-	-	-	571
Prospectus and shareholder report expenses	2,040	1,953	1,975	2,727
Trustee fees (Note 2)	97	85	86	170
Other expenses	3,264	3,256	3,252	3,367

Total expenses	73,236	75,060	71,606	77,715

Net fees waived and expenses (reimbursed) (Note 2)A	(63,039)	(61,508)	(62,731)	(64,164)

Net expenses	10,197	13,552	8,875	13,551

Net investment income	24,276	49,395	14,535	34,417

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	81,385	3,086	126,163	23,023
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	237,542	224,930	166,991	405,684

Net gain from investments	318,927	228,016	293,154	428,707

Net increase in net assets resulting from operations	$343,203	$277,411	$307,689	$463,124

A The Manager voluntarily reimbursed service fees in the amount of $2,262, $1,076 and $2,384 for Alpha Quant Core, Alpha Quant Dividend Fund and Alpha Quant Quality respectively.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

26

American Beacon FundsSM

Statements of Changes in Net Assets

	Alpha Quant Core Fund		Alpha Quant Dividend Fund
	Six Months Ended December 31, 2019	Year Ended June 30, 2019	Six Months Ended December 31, 2019	Year Ended June 30, 2019
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$24,276	$46,981	$49,395	$75,288
Net realized gain (loss) from investments in unaffiliated securities	81,385	5,134	3,086	(115,837)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	237,542	(74,039)	224,930	420,596

Net increase (decrease) in net assets resulting from operations	343,203	(21,924)	277,411	380,047

Distributions to shareholders:
Total retained earnings:
Institutional Class	(43,960)	(238,433)	(36,842)	(152,841)
Y Class	(3,148)	(18,171)	(11,392)	(8,540)
Investor Class	(3,859)	(12,329)	(10,609)	(30,553)

Net distributions to shareholders	(50,967)	(268,933)	(58,843)	(191,934)

Capital share transactions (Note 10):
Proceeds from sales of shares	59,932	714,053	489,383	1,154,394
Reinvestment of dividends and distributions	11,652	268,933	21,524	191,934
Cost of shares redeemed	(177,411)	(121,639)	(113,095)	(92,297)

Net increase (decrease) in net assets from capital share transactions	(105,827)	861,347	397,812	1,254,031

Net increase (decrease) in net assets	186,409	570,490	616,380	1,442,144

Net assets:
Beginning of period	3,200,800	2,630,310	3,719,081	2,276,937

End of period	$3,387,209	$3,200,800	$4,335,461	$3,719,081

See accompanying notes

27

American Beacon FundsSM

Statements of Changes in Net Assets

	Alpha Quant Quality Fund		Alpha Quant Value Fund
	Six Months Ended December 31, 2019	Year Ended June 30, 2019	Six Months Ended December 31, 2019	Year Ended June 30, 2019
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$14,535	$35,850	$34,417	$87,348
Net realized gain (loss) from investments in unaffiliated securities	126,163	142,394	23,023	(350,442)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	166,991	(108,934)	405,684	(238,325)

Net increase (decrease) in net assets resulting from operations	307,689	69,310	463,124	(501,419)

Distributions to shareholders:
Total retained earnings:
Institutional Class	(89,709)	(312,405)	(50,756)	(92,857)
Y Class	(11,178)	(37,253)	(20,697)	(70,474)
Investor Class	(6,078)	(21,418)	(15,351)	(59,407)

Net distributions to shareholders	(106,965)	(371,076)	(86,804)	(222,738)

Capital share transactions (Note 10):
Proceeds from sales of shares	37,500	203,591	74,400	3,645,533
Reinvestment of dividends and distributions	8,410	371,076	30,240	217,885
Cost of shares redeemed	(318)	(54,734)	(493,878)	(2,676,153)

Net increase (decrease) in net assets from capital share transactions	45,592	519,933	(389,238)	1,187,265

Net increase (decrease) in net assets	246,316	218,167	(12,918)	463,108

Net assets:
Beginning of period	2,708,915	2,490,748	4,029,094	3,565,986

End of period	$2,955,231	$2,708,915	$4,016,176	$4,029,094

See accompanying notes

28

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of December 31, 2019, the Trust consists of thirty-two active series, four of which are presented in this filing: American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, and American Beacon Alpha Quant Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-eight active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018, and has been adopted accordingly with no material impact on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended December 31, 2019, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital

29

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Alpha Quant Dividend Fund distributes most or all of its net earning and realized gains, if any, each taxable year in the form of dividends from net investment income on a quarterly basis and distributions of realized net capital gains and net gains from foreign currency translations on an annual basis.

The Alpha Quant Core, Alpha Quant Quality and Alpha Quant Value Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency translations on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the

30

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Alpha Quant Advisors, LLC (the “Sub-Advisor”), an affiliate of the Manager, pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

First $5 billion	0.25%
Over $5 billion	0.20%

The Management and Sub-Advisory Fees paid by the Funds for the period ended December 31, 2019 were as follows:

Alpha Quant Core Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$5,719
Sub-Advisor Fees	0.25%	4,093

Total	0.60%	$9,812

31

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Alpha Quant Dividend Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$6,991
Sub-Advisor Fees	0.25%	5,003

Total	0.60%	$11,994

Alpha Quant Quality Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$4,999
Sub-Advisor Fees	0.25%	3,576

Total	0.60%	$8,575

Alpha Quant Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$6,888
Sub-Advisor Fees	0.25%	4,900

Total	0.60%	$11,788

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended December 31, 2019, the Manager received securities lending fees of $2, $4, and $1 for the Alpha Quant Core, Alpha Quant Quality, and Alpha Quant Value Funds, respectively, for the securities lending activities of the Funds.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Class of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and

32

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Y Classes on an annual basis. During the period ended December 31, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Alpha Quant Core	$276
Alpha Quant Dividend	127
Alpha Quant Quality	138
Alpha Quant Value	198

As of December 31, 2019, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Alpha Quant Core	$45
Alpha Quant Dividend	1
Alpha Quant Quality	28
Alpha Quant Value	67

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2019, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Alpha Quant Core	$16	$-	$16
Alpha Quant Dividend	20	-	20
Alpha Quant Quality	14	-	14
Alpha Quant Value	12	-	12

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2019, the Alpha Quant Core Fund borrowed on average $10,598 for 2 days at an average interest rate of 2.49% with interest charges of $1 and the Alpha Quant Value Fund borrowed on average $69,666 for 7 days at an average interest rate of 2.73% with interest

33

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

charges of $36. These amounts are recorded as “Other expenses” in the Statements of Operations. For the period ended December 31, 2019, Alpha Quant Dividend Fund and Alpha Quant Quality Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended December 31, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	7/1/2019 - 12/31/2019	Reimbursed Expenses	(Recouped) Expenses
Alpha Quant Core	Institutional	0.59%	$54,460	$-	2022-2023
Alpha Quant Core	Y	0.69%	3,790	-	2022-2023
Alpha Quant Core	Investor	0.97%	7,341	(4,814)	2022-2023
Alpha Quant Dividend	Institutional	0.59%	39,048	-	2022-2023
Alpha Quant Dividend	Y	0.69%	11,870	-	2022-2023
Alpha Quant Dividend	Investor	0.97%	13,037	(3,523)	2022-2023
Alpha Quant Quality	Institutional	0.59%	52,617	-	2022-2023
Alpha Quant Quality	Y	0.69%	6,270	-	2022-2023
Alpha Quant Quality	Investor	0.97%	6,356	(4,896)	2022-2023
Alpha Quant Value	Institutional	0.59%	36,707	-	2022-2023
Alpha Quant Value	Y	0.69%	14,950	-	2022-2023
Alpha Quant Value	Investor	0.97%	15,042	(2,535)	2022-2023

Of these amounts, $12,087, $12,079, $11,982, and $12,348 were disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at December 31, 2019 for the Alpha Quant Core Fund, Alpha Quant Dividend Fund, Alpha Quant Quality Fund, and Alpha Quant Value Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022 and 2023. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Alpha Quant Core	4,814	67,123	-	2019-2020
Alpha Quant Core	-	115,902	-	2020-2021
Alpha Quant Core	-	114,560	-	2021-2022
Alpha Quant Dividend	3,599	66,829	-	2019-2020
Alpha Quant Dividend	-	115,728	-	2020-2021
Alpha Quant Dividend	(75)	113,549	-	2021-2022
Alpha Quant Quality	4,875	66,815	-	2019-2020
Alpha Quant Quality	21	115,763	-	2020-2021
Alpha Quant Quality	-	114,115	-	2021-2022
Alpha Quant Value	2,535	66,877	-	2019-2020
Alpha Quant Value	-	111,926	-	2020-2021
Alpha Quant Value	-	120,405	-	2021-2022

34

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2019, based on management’s evaluation of the shareholder account base, one account has been identified as representing an affiliated significant ownership of approximately 69%, 54%, 83%, and 56% for the Alpha Quant Core Fund, Alpha Quant Dividend Fund, Alpha Quant Quality Fund, and Alpha Quant Value Fund, respectively.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

35

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

36

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

37

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock.

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some

38

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments, the Federal Reserve, and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

A rise in protectionist trade policies, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risk of a trade dispute between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance.

39

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

To the extent the Funds invest in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

6.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2019 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alpha Quant Core	$2,998,006	$484,227	$(92,908)	$391,319
Alpha Quant Dividend	3,728,492	645,466	(59,840)	585,626
Alpha Quant Quality	2,636,285	381,205	(56,575)	324,630
Alpha Quant Value	3,540,974	546,712	(129,999)	416,713

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the year ended June 30, 2019, the Funds had the following post RIC Mod capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Alpha Quant Core	$-	$-
Alpha Quant Dividend	27,575	86,621
Alpha Quant Quality	-	-
Alpha Quant Value	-	-

40

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Alpha Quant Core	$735,958	$870,831
Alpha Quant Dividend	347,560	19,711
Alpha Quant Quality	510,353	556,360
Alpha Quant Value	1,206,904	1,668,724

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2019 are as follows:

Fund	Type of Transaction	June 30, 2019 Shares/Fair Value	Purchases	Sales	December 31, 2019 Shares/Fair Value	Dividend Income
Alpha Quant Core	Direct	$30,049	$227,055	$226,890	$30,214	$302
Alpha Quant Dividend	Direct	37,675	485,655	444,965	78,365	368
Alpha Quant Quality	Direct	17,968	138,880	141,125	15,723	250
Alpha Quant Value	Direct	34,768	231,151	265,105	814	233

8.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

41

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alpha Quant Core	$46,060	$-	$46,678	$46,678
Alpha Quant Quality	95,326	-	96,606	96,606

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2019, the Funds did not utilize this facility.

42

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Core Fund	Shares	Amount	Shares	Amount
Shares sold	3,833	$42,294	44,013	$520,647
Reinvestment of dividends	738	8,578	25,204	238,433
Shares redeemed	(14,347)	(157,097)	(8,602)	(90,374)

Net increase (decrease) in shares outstanding	(9,776)	$(106,225)	60,615	$668,706

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Core Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	6,084	$74,768
Reinvestment of dividends	102	1,182	1,925	18,171
Shares redeemed	-	-	(1,933)	(21,027)

Net increase in shares outstanding	102	$1,182	6,076	$71,912

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Core Fund	Shares	Amount	Shares	Amount
Shares sold	1,604	$17,638	11,171	$118,638
Reinvestment of dividends	164	1,892	1,313	12,329
Shares redeemed	(1,944)	(20,314)	(944)	(10,238)

Net increase (decrease) in shares outstanding	(176)	$(784)	11,540	$120,729

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Dividend Fund	Shares	Amount	Shares	Amount
Shares sold	891	$10,250	8,753	$90,997
Reinvestment of dividends	288	3,256	15,819	152,841

Net increase in shares outstanding	1,179	$13,506	24,572	$243,838

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Dividend Fund	Shares	Amount	Shares	Amount
Shares sold	25,446	$288,369	52,037	$572,383
Reinvestment of dividends	844	9,526	881	8,540
Shares redeemed	(4,491)	(50,791)	(4,314)	(45,717)

Net increase in shares outstanding	21,799	$247,104	48,604	$535,206

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Dividend Fund	Shares	Amount	Shares	Amount
Shares sold	17,176	$190,764	45,832	$491,014
Reinvestment of dividends	780	8,742	3,212	30,553
Shares redeemed	(5,561)	(62,304)	(4,540)	(46,580)

Net increase in shares outstanding	12,395	$137,202	44,504	$474,987

43

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Quality Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	2,458	$25,000
Reinvestment of dividends	90	1,017	33,199	312,405

Net increase in shares outstanding	90	$1,017	35,657	$337,405

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Quality Fund	Shares	Amount	Shares	Amount
Shares sold	3,488	$37,500	9,823	$127,916
Reinvestment of dividends	551	6,249	3,967	37,253
Shares redeemed	-	-	(2,041)	(22,058)

Net increase in shares outstanding	4,039	$43,749	11,749	$143,111

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Quality Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	4,144	$50,675
Reinvestment of dividends	101	1,144	2,293	21,418
Shares redeemed	(28)	(318)	(2,846)	(32,676)

Net increase in shares outstanding	73	$826	3,591	$39,417

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Value Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	5,890	$72,000
Reinvestment of dividends	-	-	9,170	88,493
Shares redeemed	(2,491)	(27,850)	(6,519)	(74,578)

Net increase (decrease) in shares outstanding	(2,491)	$(27,850)	8,541	$85,915

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Value Fund	Shares	Amount	Shares	Amount
Shares sold	4,372	$51,100	132,582	$1,528,893
Reinvestment of dividends	1,494	17,614	7,267	69,985
Shares redeemed	(20,582)	(224,960)	(131,420)	(1,377,769)

Net increase (decrease) in shares outstanding	(14,716)	$(156,246)	8,429	$221,109

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Alpha Quant Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,228	$23,300	170,033	$2,044,640
Reinvestment of dividends	1,080	12,626	6,201	59,407
Shares redeemed	(21,741)	(241,068)	(115,432)	(1,223,806)

Net increase (decrease) in shares outstanding	(18,433)	$(205,142)	60,802	$880,241

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

44

American Beacon Alpha Quant Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30,			March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$10.62		$11.78	$10.20		$10.00

Income (loss) from investment operations:
Net investment income	0.09		0.16	0.15	B	0.03
Net gains (losses) on investments (both realized and unrealized)	1.09		(0.30)	1.56		0.17

Total income (loss) from investment operations	1.18		(0.14)	1.71		0.20

Less distributions:
Dividends from net investment income	(0.18)		(0.12)	(0.13)		-
Distributions from net realized gains	-		(0.90)	-		-

Total distributions	(0.18)		(1.02)	(0.13)		-

Net asset value, end of period	$11.62		$10.62	$11.78		$10.20

Total returnC	11.07	%D	(0.20)%	16.85%		2.00	%D

Ratios and supplemental data:
Net assets, end of period	$2,923,579		$2,775,726	$2,364,264		$1,835,621
Ratios to average net assets:
Expenses, before reimbursements	4.44	%E	4.20%	5.55%		12.23	%E
Expenses, net of reimbursements	0.59	%E	0.67%	0.69%		0.69	%E
Net investment (loss), before expense reimbursements	(2.33	)%E	(1.97)%	(3.49)%		(10.44	)%E
Net investment income, net of reimbursements	1.52	%E	1.56%	1.37%		1.09	%E
Portfolio turnover rate	23	%D	65%	56%		14	%F

A	Commencement of operations.
B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

45

American Beacon Alpha Quant Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30,			March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$10.60		$11.77	$10.20		$10.00

Income (loss) from investment operations:
Net investment income	0.08		0.16	0.13	B	0.03
Net gains (losses) on investments (both realized and unrealized)	1.09		(0.31)	1.57		0.17

Total income (loss) from investment operations	1.17		(0.15)	1.70		0.20

Less distributions:
Dividends from net investment income	(0.18)		(0.12)	(0.13)		-
Distributions from net realized gains	-		(0.90)	-		-

Total distributions	(0.18)		(1.02)	(0.13)		-

Net asset value, end of period	$11.59		$10.60	$11.77		$10.20

Total returnC	10.99	%D	(0.28)%	16.75%		2.00	%D

Ratios and supplemental data:
Net assets, end of period	$209,099		$190,121	$139,588		$101,951
Ratios to average net assets:
Expenses, before reimbursements	4.52	%E	4.23%	5.63%		17.45	%E
Expenses, net of reimbursements	0.69	%E	0.77%	0.79%		0.79	%E
Net investment (loss), before expense reimbursements	(2.41	)%E	(2.00)%	(3.59)%		(15.67	)%E
Net investment income, net of reimbursements	1.42	%E	1.47%	1.25%		0.99	%E
Portfolio turnover rate	23	%D	65%	56%		14	%F

A	Commencement of operations.
B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.14.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

46

American Beacon Alpha Quant Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30,			March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$10.52		$11.73	$10.19		$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.14	0.11	B	0.02
Net gains (losses) on investments (both realized and unrealized)	1.09		(0.33)	1.56		0.17

Total income (loss) from investment operations	1.15		(0.19)	1.67		0.19

Less distributions:
Dividends from net investment income	(0.18)		(0.12)	(0.13)		-
Distributions from net realized gains	-		(0.90)	-		-

Total distributions	(0.18)		(1.02)	(0.13)		-

Net asset value, end of period	$11.49		$10.52	$11.73		$10.19

Total returnD	10.89	%C	(0.65)%	16.47%		1.90	%C

Ratios and supplemental data:
Net assets, end of period	$254,531		$234,953	$126,458		$104,854
Ratios to average net assets:
Expenses, before reimbursements	4.94	%E	8.76%	6.73%		18.69	%E
Expenses, net of reimbursements	0.97	%E	1.05%	1.07%		1.07	%E
Net investment (loss), before expense reimbursements	(2.82	)%E	(6.49)%	(4.66)%		(16.91	)%E
Net investment income, net of reimbursements	1.15	%E	1.22%	1.01%		0.71	%E
Portfolio turnover rate	23	%C	65%	56%		14	%F

A	Commencement of operations.
B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12.
C	Not annualized.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

47

American Beacon Alpha Quant Dividend FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30,			March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$11.08		$10.42	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.15		0.29	0.29		0.07
Net gains (losses) on investments (both realized and unrealized)	0.64		1.14	0.41		(0.07)

Total income (loss) from investment operations	0.79		1.43	0.70		-

Less distributions:
Dividends from net investment income	(0.17)		(0.28)	(0.28)		-
Distributions from net realized gains	-		(0.49)	(0.00	)B	-

Total distributions	(0.17)		(0.77)	(0.28)		-

Net asset value, end of period	$11.70		$11.08	$10.42		$10.00

Total returnC	7.17	%D	14.94%	7.00%		0.00	%D

Ratios and supplemental data:
Net assets, end of period	$2,575,113		$2,426,418	$2,025,327		$1,799,305
Ratios to average net assets:
Expenses, before reimbursements	3.73	%E	4.65%	5.91%		12.37	%E
Expenses, net of reimbursements	0.59	%E	0.67%	0.69%		0.69	%E
Net investment (loss), before expense reimbursements	(0.58	)%E	(1.17)%	(2.42)%		(9.23	)%E
Net investment income, net of reimbursements	2.56	%E	2.81%	2.79%		2.45	%E
Portfolio turnover rate	1	%D	34%	49%		0	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not transact in any sales of long-term securities during the reporting period.

See accompanying notes

48

American Beacon Alpha Quant Dividend FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30,			March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$11.05		$10.41	$9.99		$10.00

Income (loss) from investment operations:
Net investment income	0.14		0.22	0.29		0.06
Net gains (losses) on investments (both realized and unrealized)	0.64		1.19	0.41		(0.07)

Total income (loss) from investment operations	0.78		1.41	0.70		(0.01)

Less distributions:
Dividends from net investment income	(0.17)		(0.28)	(0.28)		-
Distributions from net realized gains	-		(0.49)	(0.00	)B	-

Total distributions	(0.17)		(0.77)	(0.28)		-

Net asset value, end of period	$11.66		$11.05	$10.41		$9.99

Total returnC	7.10	%D	14.76%	7.01%		(0.10	)%D

Ratios and supplemental data:
Net assets, end of period	$969,919		$678,401	$132,924		$99,934
Ratios to average net assets:
Expenses, before reimbursements	3.73	%E	4.28%	5.98%		17.67	%E
Expenses, net of reimbursements	0.69	%E	0.77%	0.79%		0.79	%E
Net investment (loss), before expense reimbursements	(0.59	)%E	(0.58)%	(2.41)%		(14.54	)%E
Net investment income, net of reimbursements	2.45	%E	2.93%	2.79%		2.34	%E
Portfolio turnover rate	1	%D	34%	49%		0	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not transact in any sales of long-term securities during the reporting period.

See accompanying notes

49

American Beacon Alpha Quant Dividend FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30,			March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$10.98		$10.37	$9.99		$10.00

Income (loss) from investment operations:
Net investment income	0.13		0.27	0.26		0.05
Net gains (losses) on investments (both realized and unrealized)	0.63		1.11	0.40		(0.06)

Total income (loss) from investment operations	0.76		1.38	0.66		(0.01)

Less distributions:
Dividends from net investment income	(0.17)		(0.28)	(0.28)		-
Distributions from net realized gains	-		(0.49)	(0.00	)B	-

Total distributions	(0.17)		(0.77)	(0.28)		-

Net asset value, end of period	$11.57		$10.98	$10.37		$9.99

Total returnD	6.96	%C	14.51%	6.60%		(0.10	)%C

Ratios and supplemental data:
Net assets, end of period	$790,429		$614,262	$118,686		$102,833
Ratios to average net assets:
Expenses, before reimbursements	3.89	%E	6.56%	7.11%		18.92	%E
Expenses, net of reimbursements	0.97	%E	1.05%	1.07%		1.07	%E
Net investment (loss), before expense reimbursements	(0.72	)%E	(3.04)%	(3.63)%		(15.79	)%E
Net investment income, net of reimbursements	2.20	%E	2.47%	2.41%		2.06	%E
Portfolio turnover rate	1	%C	34%	49%		0	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Not annualized.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not transact in any sales of long-term securities during the reporting period.

See accompanying notes

50

American Beacon Alpha Quant Quality FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30,		March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$10.62		$12.20	$10.10	$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.15	0.09	0.03
Net gains (losses) on investments (both realized and unrealized)	1.13		(0.01)	2.09	0.07

Total income (loss) from investment operations	1.19		0.14	2.18	0.10

Less distributions:
Dividends from net investment income	(0.13)		(0.11)	(0.08)	-
Distributions from net realized gains	(0.28)		(1.61)	-	-

Total distributions	(0.41)		(1.72)	(0.08)	-

Net asset value, end of period	$11.40		$10.62	$12.20	$10.10

Total returnB	11.25	%C	2.99%	21.66%	1.00	%C

Ratios and supplemental data:
Net assets, end of period	$2,475,213		$2,304,794	$2,212,134	$1,817,518
Ratios to average net assets:
Expenses, before reimbursements	4.96	%D	4.69%	5.69%	12.24	%D
Expenses, net of reimbursements	0.59	%D	0.67%	0.69%	0.69	%D
Net investment (loss), before expense reimbursements	(3.32	)%D	(2.65)%	(4.21)%	(10.33	)%D
Net investment income, net of reimbursements	1.05	%D	1.37%	0.79%	1.22	%D
Portfolio turnover rate	18	%C	83%	62%	19	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

51

American Beacon Alpha Quant Quality FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30,		March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$10.60		$12.19	$10.09	$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.14	0.07	0.03
Net gains (losses) on investments (both realized and unrealized)	1.13		(0.01)	2.11	0.06

Total income (loss) from investment operations	1.18		0.13	2.18	0.09

Less distributions:
Dividends from net investment income	(0.13)		(0.11)	(0.08)	-
Distributions from net realized gains	(0.28)		(1.61)	-	-

Total distributions	(0.41)		(1.72)	(0.08)	-

Net asset value, end of period	$11.37		$10.60	$12.19	$10.09

Total returnB	11.17	%C	2.91%	21.68%	0.90	%C

Ratios and supplemental data:
Net assets, end of period	$313,565		$249,477	$143,744	$100,946
Ratios to average net assets:
Expenses, before reimbursements	5.06	%D	4.75%	5.78%	17.48	%D
Expenses, net of reimbursements	0.69	%D	0.77%	0.79%	0.79	%D
Net investment (loss), before expense reimbursements	(3.42	)%D	(2.68)%	(4.30)%	(15.57	)%D
Net investment income, net of reimbursements	0.95	%D	1.30%	0.68%	1.12	%D
Portfolio turnover rate	18	%C	83%	62%	19	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

52

American Beacon Alpha Quant Quality FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30,		March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$10.52		$12.14	$10.09	$10.00

Income (loss) from investment operations:
Net investment income	0.04		0.13	0.05	0.02
Net gains (losses) on investments (both realized and unrealized)	1.12		(0.03)	2.08	0.07

Total income (loss) from investment operations	1.16		0.10	2.13	0.09

Less distributions:
Dividends from net investment income	(0.13)		(0.11)	(0.08)	-
Distributions from net realized gains	(0.28)		(1.61)	-	-

Total distributions	(0.41)		(1.72)	(0.08)	-

Net asset value, end of period	$11.27		$10.52	$12.14	$10.09

Total returnB	11.07	%C	2.64%	21.18%	0.90	%C

Ratios and supplemental data:
Net assets, end of period	$166,453		$154,644	$134,870	$103,837
Ratios to average net assets:
Expenses, before reimbursements	5.73	%D	9.45%	6.83%	18.73	%D
Expenses, net of reimbursements	0.97	%D	1.05%	1.07%	1.07	%D
Net investment (loss), before expense reimbursements	(4.09	)%D	(7.39)%	(5.35)%	(16.82	)%D
Net investment income, net of reimbursements	0.67	%D	1.01%	0.41%	0.84	%D
Portfolio turnover rate	18	%C	83%	62%	19	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

53

American Beacon Alpha Quant Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30,			March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$10.68		$11.88	$10.23		$10.00

Income (loss) from investment operations:
Net investment income	0.11		0.20	0.21	B	0.03
Net gains (losses) on investments (both realized and unrealized)	1.23		(0.92)	1.61		0.20

Total income (loss) from investment operations	1.34		(0.72)	1.82		0.23

Less distributions:
Dividends from net investment income	(0.26)		(0.11)	(0.17)		–
Distributions from net realized gains	–		(0.37)	–		–

Total distributions	(0.26)		(0.48)	(0.17)		–

Net asset value, end of period	$11.76		$10.68	$11.88		$10.23

Total returnC	12.49	%D	(5.65)%	17.88%		2.30	%D

Ratios and supplemental data:
Net assets, end of period	$2,334,878		$2,147,774	$2,287,739		$1,842,294
Ratios to average net assets:
Expenses, before reimbursements	3.88	%E	2.90%	5.18%		12.16	%E
Expenses, net of reimbursements	0.59	%E	0.67%	0.69%		0.69	%E
Net investment (loss), before expense reimbursements	(1.43	)%E	(0.44)%	(2.58)%		(10.48	)%E
Net investment income, net of reimbursements	1.86	%E	1.79%	1.91%		0.99	%E
Portfolio turnover rate	31	%D	90%	53%		11	%F

A	Commencement of operations.
B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.22.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

54

American Beacon Alpha Quant Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30,			March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$10.66		$11.87	$10.23		$10.00

Income (loss) from investment operations:
Net investment income	0.13		0.25	0.18	B	0.02
Net gains (losses) on investments (both realized and unrealized)	1.20		(0.98)	1.63		0.21

Total income (loss) from investment operations	1.33		(0.73)	1.81		0.23

Less distributions:
Dividends from net investment income	(0.26)		(0.11)	(0.17)		–
Distributions from net realized gains	–		(0.37)	–		–

Total distributions	(0.26)		(0.48)	(0.17)		–

Net asset value, end of period	$11.73		$10.66	$11.87		$10.23

Total returnC	12.42	%D	(5.74)%	17.79%		2.30	%D

Ratios and supplemental data:
Net assets, end of period	$970,295		$1,038,803	$1,056,453		$102,322
Ratios to average net assets:
Expenses, before reimbursements	3.92	%E	3.04%	5.30%		17.37	%E
Expenses, net of reimbursements	0.69	%E	0.77%	0.79%		0.79	%E
Net investment (loss), before expense reimbursements	(1.49	)%E	(0.49)%	(2.69)%		(15.69	)%E
Net investment income, net of reimbursements	1.74	%E	1.78%	1.82%		0.89	%E
Portfolio turnover rate	31	%D	90%	53%		11	%F

A	Commencement of operations.
B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.19.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

55

American Beacon Alpha Quant Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30,			March 22, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$10.59		$11.82	$10.22		$10.00

Income (loss) from investment operations:
Net investment income	0.11		0.15	0.17	B	0.02
Net gains (losses) on investments (both realized and unrealized)	1.19		(0.90)	1.60		0.20

Total income (loss) from investment operations	1.30		(0.75)	1.77		0.22

Less distributions:
Dividends from net investment income	(0.26)		(0.11)	(0.17)		-
Distributions from net realized gains	-		(0.37)	-		-

Total distributions	(0.26)		(0.48)	(0.17)		-

Net asset value, end of period	$11.63		$10.59	$11.82		$10.22

Total returnC	12.22	%D	(5.93)%	17.41%		2.20	%D

Ratios and supplemental data:
Net assets, end of period	$711,003		$842,517	$221,794		$108,298
Ratios to average net assets:
Expenses, before reimbursements	4.19	%E	3.69%	6.21%		18.47	%E
Expenses, net of reimbursements	0.97	%E	1.05%	1.07%		1.07	%E
Net investment (loss), before expense reimbursements	(1.77	)%E	(1.21)%	(3.68)%		(16.78	)%E
Net investment income, net of reimbursements	1.45	%E	1.43%	1.46%		0.61	%E
Portfolio turnover rate	31	%D	90%	53%		11	%F

A	Commencement of operations.
B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.18.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

56

Delivery of Documents

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If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus of Summary Prospectus.

American Beacon Funds, American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, and American Beacon Alpha Quant Value Fund are service marks of American Beacon Advisors, Inc.

SAR 12/19

American Beacon®
FUNDS

2019 SEMI-ANNUAL REPORT

December 31, 2019

SSI ALTERNATIVE INCOME FUND

TWENTYFOUR STRATEGIC INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on ''Quick Links" and then ''Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SSI ALTERNATIVE INCOME FUND

The use of fixed-income securities, including convertible securities, entails interest rate and credit risks. In addition, the value of a convertible security could fluctuate based on the value of the underlying stock. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The Fund’s investments in high-yield securities, including restricted securities and floating rate securities, are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Short sales involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument; the Fund’s losses are potentially unlimited in a short sale. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

TWENTYFOUR STRATEGIC INCOME FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The Fund’s investments in debt securities entail interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investments in high-yield securities, including loans, restricted securities and floating rate securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. To the extent the Fund invests more heavily in a particular country or geographic region, its performance will be sensitive to factors affecting that country or region. United Kingdom securities are subject to continued uncertainty and instability arising from the United Kingdom’s departure from the European Union. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In recent months, you’ve likely seen and heard news reports about disruptive headwinds in the global economy – including the U.S. trade war with China and its toll on the global economy, slowing global growth, the Federal Reserve’s series of rate cuts, Brexit, disruptions in the Middle East and protests in Hong Kong – and watched a flood of reaction in the world’s markets.

As Peter L. Bernstein said in his treatise on risk, Against the Gods: The Remarkable Story of Risk, published by John Wiley & Sons, Inc. in September 1998, “Volatility is a proxy for uncertainty and must be accommodated in measuring investment risk.”

During times of economic uncertainty and market volatility, fear of loss can be a powerful emotion – one that drives many investors to making short-term decisions subject to a variety of potential error-leading biases. Unfortunately, some short-term investment decisions may create more volatility rather than mitigate it.

Instead of dwelling on the markets’ short-term reaction to waves of negative global news, we encourage investors to focus on the horizon instead. Long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should keep in mind the three Ds: direction, discipline and diversification.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Our management approach is more than a concept; it’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards while mitigating volatility and risk.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon SSI Alternative Income FundSM

Performance Overview

December 31, 2019 (Unaudited)

The Investor Class of the American Beacon SSI Alternative Income Fund (the “Fund”) returned 2.18% for the six-month period ending December 31, 2019, outperforming the ICE BofA 3-Month U.S. Treasury Bill Index return of 1.03% for the same period.

Total Returns for the Period ended December 31, 2019

	Ticker	6 Months*	1 Year	5 Year	Since Inception 5/25/2012
Institutional Class (1,2,4)	SHDIX	2.39%	6.65%	2.92%	5.50%
Y Class (1,4)	SHDYX	2.35%	6.60%	2.91%	2.43%
Investor Class (1,4)	SHDPX	2.18%	6.32%	2.64%	2.18%

ICE BofA 3-Month U.S. Treasury Bill Index (3)		1.03%	2.28%	1.07%	0.73%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Investor Class of the Fund was waived from Fund inception to 2014, recovered in 2015, and waived in 2016 and 2019. Performance prior to waiving fees was lower than actual returns shown for Fund inception to 2014 and for 2016 and 2019. A portion of fees charged to the Y Class of the Fund was waived from Fund inception to 2014, recovered in 2015, and waived in 2016 and 2019. Performance prior to waiving fees was lower than actual returns shown for Fund inception to 2014 and for 2016 and 2019.

2.

Fund performance for the one-year, five-year and since inception periods represents the total returns achieved by the Y Class from 5/25/12 up to 5/17/19, the inception date of the Institutional Class. Expenses of the Institutional Class are lower than those of the Y Class. As a result, total returns shown may be lower than they would have been had the Institutional Class been in existence since 5/25/12. A portion of fees charged to the Institutional Class of the Fund has been waived since Institutional Class inception (May 17, 2019). Performance prior to waiving fees was lower than actual returns shown.

3.

ICE BofA 3-Month U.S. Treasury Bill Index is an index of U.S. Treasury securities maturing in less than 3 months that assumes reinvestment of all income and is intended to track the daily performance of 3-month U.S. Treasury bills. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 2.77%, 2.15% and 2.40%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Convertible bond valuations were reasonable at period end with only a few remaining segments of the market undervalued. The combination of a firmer economy, positive developments on trade and an accommodative Federal Reserve Bank supported the financial markets. New convertible issuance was healthy during the period, finishing the year at $57.4 billion, which was the highest level since 2008. In comparison to the traditional high-yield bond market, convertible bond issuers tend to be more growth-oriented companies with relatively stronger balance sheets.

The Fund’s returns were diversified across its holdings with no individual position having an extraordinary impact on performance. The convertible market benefited from strong institutional demand for incremental yield and favorable credit conditions as many issues moved closer to fair value. Credit spreads ended the period at their tightest level of the year. Income remained a primary driver of return for the Fund, and volatility in equity prices provided opportunities to lock-in gains through hedge-ratio adjustments. Technology, Finance and Health Care were the largest sector exposures in the Fund and continue to offer attractive risk-adjusted returns. New purchases were focused on convertibles with reasonable valuations, appealing yields and/or significant underlying equity volatility.

The Fund seeks to offer positive absolute returns regardless of the market environment by purchasing convertible bonds and convertible preferred stocks and hedging the underlying equity exposure. The sources of return include interest on the long convertible positions, interest income on the short positions, net capital gains from convertibles moving toward fair value, and net capital gains from trading profits created by stock price volatility.

American Beacon SSI Alternative Income FundSM

Performance Overview

December 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Liberty Interactive LLC, 3.500%, Due 1/15/2031		1.5
AMG Capital Trust, 5.150%, Due 10/15/2037		1.4
Hope Bancorp, Inc., 2.000%, Due 5/15/2038		1.3
MGIC Investment Corp., 9.000%, Due 4/1/2063		1.3
New York Community Capital Trust, 6.000%, Due 11/1/2051		1.3
ProShares Short 20+ Year Treasury		1.3
Zillow Group, Inc., 0.750%, Due 9/1/2024		1.3
Apollo Commercial Real Estate Finance, Inc., 5.375%, Due 10/15/2023		1.2
Energizer Holdings, Inc., 7.500%, Due 1/15/2022, Series A		1.2
Tesla, Inc., 2.375%, Due 3/15/2022		1.2

Total Fund Holdings	125

Sector Allocation (% Equities)
Equity Real Estate Investment Trusts (REITs)		20.1
Machinery		10.6
Multi-Utilities		9.5
Diversified Financial Services		8.3
Exchange-Traded Instruments		7.7
Household Products		7.2
Life Sciences Tools & Services		6.1
Capital Markets		5.1
Health Care Technology		5.0
Technology Hardware, Storage & Peripherals		5.0
Chemicals		4.5
Energy Equipment & Services		4.5
Electric Utilities		3.2
Gas Utilities		3.2

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2019 (Unaudited)

The Investor Class of the American Beacon TwentyFour Strategic Income Fund (the “Fund”) returned 3.89% for the six-month period ended December 31, 2019, outperforming the Bloomberg Barclays Global Aggregate Index (the “Index”) return of 1.20% and the ICE BofA U.S. Dollar 3-Month LIBOR Constant Maturity Index return of 1.17% for the same period.

Total Returns for the Period ended December 31, 2019

	Ticker	6 Months*	1 Year	Since Inception 04/03/2017
Institutional Class (1,5)	TFGIX	3.96%	11.89%	6.34%
Y Class (1,5)	TFGYX	3.97%	11.91%	6.28%
Investor Class (1,5)	TFGPX	3.89%	11.63%	5.97%
Ultra Class (1,5)	TFGUX	4.14%	12.19%	6.45%
A Class with Sales Charge (1,2)	TFSAX	(0.16)%	7.46%	4.72%
A Class without Sales Charge (1,2)	TFSAX	3.77%	11.60%	6.19%
C Class with Sales Charge (1,3)	TFGCX	2.44%	9.85%	5.87%
C Class without Sales Charge (1,3)	TFGCX	3.44%	10.85%	5.87%

Bloomberg Barclays Global Aggregate Index (4)		1.20%	6.84%	3.95%
ICE BofA U.S. Dollar 3-Month LIBOR Constant Maturity Index (4)		1.17%	2.60%	2.02%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 4/3/17 up to 10/29/18, the inception date of the A Class. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/3/17. A Class shares have a maximum sales charge of 3.75%.

3.

Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 4/03/17 up to 10/29/18, the inception date of the C Class. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/03/17. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

The ICE BofA U.S. Dollar 3-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (at a yield equal to the current day fixing rate) and rolled into a new instrument. The Bloomberg Barclays Global Aggregate Index tracks the performance of global investment-grade debt, including treasury, government-related, corporate and securitized fixed-rate bonds, denominated in local currencies from developed and emerging markets issuers. Securities must have at least one year until final maturity, or average life as applicable, and must meet minimum issue size criteria. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C and Ultra Class shares were 1.22%, 1.42%, 1.69%, 1.78%, 2.58% and 1.32%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund was well positioned in the Financial sector with banks and insurance companies producing solid results during the period. In fact, all corporate sectors contributed positively to performance, relative to U.S. Treasuries, for the second half of 2019. The Fund ended the period with over 50% in corporate issues, as compared to 19% for the Index, and held a weighted-average credit quality of investment grade. The Fund also benefited from its holdings in various asset-backed and securitized sectors. Positions denominated in local currencies in the U.K., Europe and Australia continued to be hedged back to the U.S. dollar.

Geopolitical tensions led to an uncertain start to Q4 2019, but sentiment gradually improved as the U.S.-China trade talks improved, credit spreads tightened, and the S&P 500 Index reached another all-time high. Additionally, the Fed’s three interest rate cuts during the period encouraged investors as well. However, there remained an element of market vulnerability given U.S. tariff threats against the European Union, the U.S. ISM manufacturing index declining to a 10-year low and the International Monetary Fund cutting its global growth forecast.

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2019 (Unaudited)

The Fund maintained a focus on low volatility and high flexibility by concentrating its risk exposures on the short end of the credit curve. In addition, longer-dated U.S. Treasuries offered protection from a potential deterioration in economic data and provided ample liquidity to adjust to market events as needed. The Fund ended the period with a duration of 3.3 years as compared to 7.1 years for the Index.

Despite its lower duration, the Fund held a gross yield of approximately 4.1% on the underlying portfolio at period end, as compared to the Index yield of 1.5%. The Fund’s higher yield, coupled with its lower duration, reflect a cautious outlook for interest rates and economic growth. The sub-advisor’s investment process incorporates top-down asset allocation and duration management with rigorous bottom-up credit analysis in a highly flexible approach that seeks to take advantage of prevailing market conditions. This team-based process has remained consistent since the Fund’s inception

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 1.500%, Due 10/31/2024		23.5
U.S. Treasury Notes/Bonds, 2.125%, Due 3/31/2024		6.3
United Kingdom Gilt, 1.500%, Due 1/22/2021		2.2
Nationwide Building Society, 10.250%, Due 12/31/2049, Series CCDS		1.5
Ares Euro CLO B.V., 5.260%, Due 10/15/2030		1.4
Lloyds Bank PLC, 13.000%, Due 1/22/2029, (5-Yr. UK Government Bond + 13.400%)		1.3
Barclays PLC, 7.875%, Due 9/15/2022, (5-Yr. GBP Swap + 6.099%)		1.2
Halcyon Loan Advisors, 5.130%, Due 10/18/2031		1.2
Dryden 39 Euro CLO B.V., 4.970%, Due 10/15/2031, 2015-39X ER, (3-mo. EUR EURIBOR + 4.970%)		1.1
Milltown Park CLO DAC, 4.820%, Due 1/15/2031, 1X D, (3-mo. EUR EURIBOR + 4.820%)		1.0

Total Fund Holdings	164

Industry Allocation (% Fixed Income)
U.S. Treasury Obligations		31.3
Banks		20.3
Insurance		9.0
Asset-Backed Obligations		8.6
Diversified Financial Services		5.1
Savings & Loans		3.6
Foreign Sovereign Obligations		2.6
Telecommunications		2.0
Media		1.8
Real Estate		1.7
Collateralized Mortgage Obligations		1.6
Commercial Services		1.4
Food		1.0
Oil & Gas Services		0.9
Agriculture		0.8
Electric		0.8
Auto Parts & Equipment		0.7
Health Care – Services		0.7
Mortgage Real Estate Investment Trusts (REITs)		0.7
Household Products/Wares		0.6
Pharmaceuticals		0.6
Lodging		0.5
Retail		0.5
Airlines		0.4
Building Materials		0.4
Energy – Alternate Sources		0.4
Miscellaneous Manufacturing		0.4
Aerospace/Defense		0.2
Computers		0.2
Environmental Control		0.2
Home Builders		0.2
Oil & Gas Services		0.2
Packaging & Containers		0.2
Transportation		0.2
Engineering & Construction		0.1
Forest Products & Paper		0.1

American Beacon FundsSM

Expense Examples

December 31, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

December 31, 2019 (Unaudited)

American Beacon SSI Alternative Income Fund

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period 7/1/2019-12/31/2019*
Institutional Class
Actual	$1,000.00	$1,023.90	$11.24
Hypothetical**	$1,000.00	$1,014.03	$11.19
Y Class
Actual	$1,000.00	$1,023.50	$11.55
Hypothetical**	$1,000.00	$1,013.73	$11.49
Investor Class
Actual	$1,000.00	$1,021.80	$12.81
Hypothetical**	$1,000.00	$1,012.47	$12.75

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 2.21%, 2.27%, and 2.52% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

American Beacon TwentyFour Strategic Income Fund

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period 7/1/2019-12/31/2019*
Institutional Class
Actual	$1,000.00	$1,039.60	$3.69
Hypothetical**	$1,000.00	$1,021.52	$3.66
Y Class
Actual	$1,000.00	$1,039.70	$4.20
Hypothetical**	$1,000.00	$1,021.01	$4.17
Investor Class
Actual	$1,000.00	$1,038.90	$5.59
Hypothetical**	$1,000.00	$1,019.66	$5.53
A Class
Actual	$1,000.00	$1,037.70	$5.74
Hypothetical**	$1,000.00	$1,019.51	$5.69
C Class
Actual	$1,000.00	$1,034.40	$9.56
Hypothetical**	$1,000.00	$1,015.74	$9.48
Ultra Class
Actual	$1,000.00	$1,041.40	$3.44
Hypothetical**	$1,000.00	$1,021.77	$3.40

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.72%, 0.82%, 1.09%, 1.12%, 1.87%, and 0.67% for the Institutional, Y, Investor, A, C, and Ultra Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

SECURITIES HELD LONG - 101.38%

COMMON STOCKS - 1.00%

Real Estate - 1.00%

Equity Real Estate Investment Trusts (REITs) - 1.00%
iStar, Inc.	118,583	$1,720,638

Total Common Stocks (Cost $1,467,957)		1,720,638

CONVERTIBLE PREFERRED STOCKS - 14.32%

Consumer Staples - 1.20%

Household Products - 1.20%
Energizer Holdings, Inc., Series A, 7.500%, Due 1/15/2022A	19,342	2,049,946

Energy - 0.75%

Energy Equipment & Services - 0.75%
Nabors Industries Ltd., 6.000%, Due 5/1/2021A	56,493	1,275,612

Financials - 0.84%

Capital Markets - 0.84%
Cowen, Inc., Series AA B	1,635	1,444,932

Health Care - 1.83%

Health Care Technology - 0.83%
Change Healthcare, Inc., 6.000%, Due 6/30/2022A	23,664	1,419,603

Life Sciences Tools & Services - 1.00%
Avantor, Inc., Series A, 6.250%, Due 5/15/2022A	27,308	1,718,095

Total Health Care		3,137,698

Industrials - 1.76%

Machinery - 1.76%
Colfax Corp., 5.750%, Due 1/15/2022A	10,786	1,695,554
Fortive Corp., Series A, 5.000%, Due 7/1/2021A	1,359	1,322,845

		3,018,399

Total Industrials		3,018,399

Information Technology - 0.84%

Technology Hardware, Storage & Peripherals - 0.84%
NCR Corp., Series A, 5.500%, PIK (in-kind rate 5.500%)A B	1,101	1,429,446

Materials - 0.75%

Chemicals - 0.75%
A Schulman, Inc.B	1,241	1,286,842

Real Estate - 3.70%

Diversified Financial Services - 1.37%
AMG Capital Trust, 5.150%, Due 10/15/2037A	48,732	2,351,319

Equity Real Estate Investment Trusts (REITs) - 2.33%
New York Community Capital Trust, 6.000%, Due 11/1/2051	43,588	2,200,500
QTS Realty Trust, Inc., Series BA B	13,914	1,784,726

		3,985,226

Total Real Estate		6,336,545

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

CONVERTIBLE PREFERRED STOCKS - 14.32% (continued)

Utilities - 2.65%

Electric Utilities - 0.54%
Southern Co., Series 2019, 6.750%, Due 8/1/2022A	17,105	$920,933

Gas Utilities - 0.53%
South Jersey Industries, Inc., 7.250%, Due 4/15/2021A	17,361	905,127

Multi-Utilities - 1.58%
CenterPoint Energy, Inc., Series B, 7.000%, Due 9/1/2021	27,091	1,320,308
Dominion Energy, Inc., Series A, 7.250%, Due 6/1/2022A	4,912	525,535
DTE Energy Co., 6.250%, Due 11/1/2022A	16,762	860,674

		2,706,517

Total Utilities		4,532,577

Total Convertible Preferred Stocks (Cost $23,412,545)		24,511,997

	Principal Amount

CONVERTIBLE OBLIGATIONS - 70.41%

Basic Materials - 1.00%

Iron/Steel - 1.00%
Cleveland-Cliffs, Inc., 1.500%, Due 1/15/2025A	$1,431,000	1,711,429

Communications - 9.30%

Internet - 6.21%
Boingo Wireless, Inc., 1.000%, Due 10/1/2023	1,042,000	920,574
FireEye, Inc., 1.625%, Due 6/1/2035, Series BA C	376,000	362,922
IAC Financeco 3, Inc., 2.000%, Due 1/15/2030D	730,000	850,888
Pandora Media LLC, 1.750%, Due 12/1/2023	1,001,000	1,240,127
Perficient, Inc., 2.375%, Due 9/15/2023A	966,000	1,308,055
Snap, Inc., 0.750%, Due 8/1/2026A D	1,838,000	1,912,236
Wayfair, Inc., 0.375%, Due 9/1/2022A	1,650,000	1,792,490
Zillow Group, Inc., 0.750%, Due 9/1/2024D	1,848,000	2,248,429

		10,635,721

Media - 2.56%
Liberty Interactive LLC, 3.500%, Due 1/15/2031C	2,885,000	2,502,604
Liberty Media Corp., 2.250%, Due 12/1/2048A C D	1,577,000	1,871,702

		4,374,306

Telecommunications - 0.53%
Vonage Holdings Corp., 1.750%, Due 6/1/2024A D	1,023,000	913,433

Total Communications		15,923,460

Consumer, Cyclical - 3.92%

Auto Manufacturers - 1.20%
Tesla, Inc., 2.375%, Due 3/15/2022	1,460,000	2,064,918

Auto Parts & Equipment - 0.76%
Meritor, Inc., 3.250%, Due 10/15/2037A C	1,198,000	1,303,415

Home Builders - 1.04%
Forestar Group, Inc., 3.750%, Due 3/1/2020	920,000	920,057
Winnebago Industries, Inc., 1.500%, Due 4/1/2025D	806,000	862,888

		1,782,945

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Fair Value

CONVERTIBLE OBLIGATIONS - 70.41% (continued)

Consumer, Cyclical - 3.92% (continued)

Retail - 0.92%
Guess?, Inc., 2.000%, Due 4/15/2024A D	$1,432,000	$1,570,725

Total Consumer, Cyclical		6,722,003

Consumer, Non-Cyclical - 13.86%

Biotechnology - 5.78%
Exact Sciences Corp., 1.000%, Due 1/15/2025A	816,000	1,178,100
Halozyme Therapeutics, Inc., 1.250%, Due 12/1/2024C D	862,000	859,055
Innoviva, Inc., 2.125%, Due 1/15/2023A	1,091,000	1,093,378
Insmed, Inc., 1.750%, Due 1/15/2025A	923,000	889,136
Ionis Pharmaceuticals, Inc., 1.000%, Due 11/15/2021	1,298,000	1,485,059
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023A	2,327,000	2,008,292
Radius Health, Inc., 3.000%, Due 9/1/2024A	1,771,000	1,499,860
Retrophin, Inc., 2.500%, Due 9/15/2025A	1,149,000	887,832

		9,900,712

Commercial Services - 3.17%
Chegg, Inc., 0.250%, Due 5/15/2023A	954,000	1,448,649
FTI Consulting, Inc., 2.000%, Due 8/15/2023A	1,419,000	1,775,320
Square, Inc., 0.500%, Due 5/15/2023A	1,095,000	1,222,270
Team, Inc., 5.000%, Due 8/1/2023A	944,000	985,940

		5,432,179

Food - 0.28%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024D	430,000	473,132

Health Care - Products - 0.50%
Wright Medical Group N.V., 2.250%, Due 11/15/2021	584,000	846,537

Health Care - Services - 0.68%
Invitae Corp., 2.000%, Due 9/1/2024A D	1,295,000	1,171,609

Pharmaceuticals - 3.45%
Aerie Pharmaceuticals, Inc., 1.500%, Due 10/1/2024A D	1,227,000	1,466,504
Ironwood Pharmaceuticals, Inc.,
2.250%, Due 6/15/2022A	1,289,000	1,500,327
1.500%, Due 6/15/2026D	892,000	1,069,211
Jazz Investments Ltd., 1.875%, Due 8/15/2021A	920,000	946,104
Neurocrine Biosciences, Inc., 2.250%, Due 5/15/2024A	603,000	923,366

		5,905,512

Total Consumer, Non-Cyclical		23,729,681

Diversified - 0.18%

Holding Companies - Diversified - 0.18%
RWT Holdings, Inc., 5.750%, Due 10/1/2025D	298,000	304,314

Energy - 3.27%

Energy - Alternate Sources - 1.05%
SunPower Corp., 4.000%, Due 1/15/2023	2,207,000	1,802,457

Oil & Gas Services - 1.10%
Helix Energy Solutions Group, Inc., 4.125%, Due 9/15/2023A	852,000	1,099,080
Newpark Resources, Inc., 4.000%, Due 12/1/2021A	759,000	778,718

		1,877,798

Pipelines - 1.12%
Cheniere Energy, Inc., 4.250%, Due 3/15/2045A C	2,439,000	1,920,841

Total Energy		5,601,096

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Fair Value

CONVERTIBLE OBLIGATIONS - 70.41% (continued)

Financial - 18.76%

Banks - 1.26%
Hope Bancorp, Inc., 2.000%, Due 5/15/2038A C	$2,285,000	$2,149,565

Diversified Financial Services - 1.93%
Encore Capital Group, Inc.,
3.000%, Due 7/1/2020	508,000	511,926
2.875%, Due 3/15/2021A	903,000	886,591
PRA Group, Inc.,
3.000%, Due 8/1/2020	594,000	592,545
3.500%, Due 6/1/2023A	1,255,000	1,307,370

		3,298,432

Insurance - 1.26%
MGIC Investment Corp., 9.000%, Due 4/1/2063A D	1,616,000	2,166,771

Investment Companies - 1.78%
New Mountain Finance Corp., 5.750%, Due 8/15/2023A C	1,318,000	1,382,157
Prospect Capital Corp., 6.375%, Due 3/1/2025	1,573,000	1,669,658

		3,051,815

Mortgage Real Estate Investment Trusts (REITs) - 12.53%
Apollo Commercial Real Estate Finance, Inc.,
4.750%, Due 8/23/2022	857,000	860,530
5.375%, Due 10/15/2023A	2,043,000	2,070,272
Arbor Realty Trust, Inc., 4.750%, Due 11/1/2022D	863,000	859,516
Granite Point Mortgage Trust, Inc.,
5.625%, Due 12/1/2022D	1,688,000	1,721,760
6.375%, Due 10/1/2023A	810,000	843,413
IH Merger Sub LLC, 3.500%, Due 1/15/2022, REITA	1,261,000	1,696,441
iStar, Inc., 3.125%, Due 9/15/2022	987,000	1,106,749
KKR Real Estate Finance Trust, Inc., 6.125%, Due 5/15/2023A	1,680,000	1,755,677
MFA Financial, Inc., 6.250%, Due 6/15/2024	1,046,000	1,089,801
New York Mortgage Trust, Inc., 6.250%, Due 1/15/2022	1,270,000	1,293,812
PennyMac Corp.,
5.375%, Due 5/1/2020	1,349,000	1,357,416
5.500%, Due 11/1/2024D	1,297,000	1,286,877
Redwood Trust, Inc.,
4.750%, Due 8/15/2023	1,320,000	1,348,978
5.625%, Due 7/15/2024A	915,000	932,125
Two Harbors Investment Corp., 6.250%, Due 1/15/2022	1,941,000	2,011,792
Western Asset Mortgage Capital Corp., 6.750%, Due 10/1/2022C	1,206,000	1,222,993

		21,458,152

Total Financial		32,124,735

Industrial - 5.88%

Aerospace/Defense - 1.17%
Aerojet Rocketdyne Holdings, Inc., 2.250%, Due 12/15/2023A	629,000	1,142,041
Kaman Corp., 3.250%, Due 5/1/2024A	719,000	860,643

		2,002,684

Electronics - 3.11%
II-VI, Inc., 0.250%, Due 9/1/2022A	1,173,000	1,194,994
Knowles Corp., 3.250%, Due 11/1/2021A	944,000	1,224,494
OSI Systems, Inc., 1.250%, Due 9/1/2022A	1,538,000	1,677,251
Vishay Intertechnology, Inc., 2.250%, Due 6/15/2025	1,233,000	1,235,210

		5,331,949

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Fair Value

CONVERTIBLE OBLIGATIONS - 70.41% (continued)

Industrial - 5.88% (continued)

Engineering & Construction - 0.59%
Granite Construction, Inc., 2.750%, Due 11/1/2024A D	$934,000	$1,012,395

Transportation - 1.01%
SEACOR Holdings, Inc., 3.250%, Due 5/15/2030A C	1,900,000	1,723,123

Total Industrial		10,070,151

Technology - 13.00%

Computers - 1.12%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026, Series QIBD	807,000	875,595
Rapid7, Inc., 1.250%, Due 8/1/2023A	699,000	1,041,539

		1,917,134

Semiconductors - 3.39%
Cree, Inc., 0.875%, Due 9/1/2023A	1,208,000	1,279,118
Microchip Technology, Inc., 1.625%, Due 2/15/2027A	1,430,000	2,037,750
ON Semiconductor Corp., 1.625%, Due 10/15/2023A	834,000	1,149,878
Synaptics, Inc., 0.500%, Due 6/15/2022A	1,210,000	1,341,629

		5,808,375

Software - 8.49%
Allscripts Healthcare Solutions, Inc., 0.875%, Due 1/1/2027D	830,000	811,856
Alteryx, Inc., 1.000%, Due 8/1/2026A D	1,246,000	1,164,499
Atlassian, Inc., 0.625%, Due 5/1/2023A	796,000	1,258,413
Envestnet, Inc., 1.750%, Due 6/1/2023A	1,113,000	1,331,869
Everbridge, Inc., 0.125%, Due 12/15/2024D	605,000	597,891
j2 Global, Inc.,
1.750%, Due 11/1/2026D	388,000	393,622
3.250%, Due 6/15/2029A C	838,000	1,211,132
MongoDB, Inc., 0.750%, Due 6/15/2024A	708,000	1,431,488
New Relic, Inc., 0.500%, Due 5/1/2023A	1,091,000	1,060,216
RealPage, Inc., 1.500%, Due 11/15/2022A	568,000	790,940
Splunk, Inc., 1.125%, Due 9/15/2025	1,014,000	1,250,389
Tabula Rasa HealthCare, Inc., 1.750%, Due 2/15/2026A D	1,297,000	1,296,189
Workday, Inc., 0.250%, Due 10/1/2022A	828,000	1,057,712
Workiva, Inc., 1.125%, Due 8/15/2026D	972,000	871,641

		14,527,857

Total Technology		22,253,366

Utilities - 1.24%

Electric - 1.24%
CenterPoint Energy, Inc., 4.516%, Due 9/15/2029C E	18,839	1,112,632
NRG Energy, Inc., 2.750%, Due 6/1/2048A C	891,000	1,010,171

		2,122,803

Total Utilities		2,122,803

Total Convertible Obligations (Cost $110,301,216)		120,563,038

	Shares

EXCHANGE-TRADED INSTRUMENTS - 1.27% (Cost $2,467,943)

Exchange-Traded Funds - 1.27%
ProShares Short 20+ Year Treasury	111,150	2,179,651

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CONVERTIBLE OBLIGATIONS - 7.93%

Basic Materials - 0.74%

Mining - 0.74%
First Majestic Silver Corp., 1.875%, Due 3/1/2023A	$893,000	$1,264,220

Communications - 3.87%

Internet - 3.87%
JOYY, Inc., 1.375%, Due 6/15/2026A D	1,939,000	1,749,331
MercadoLibre, Inc., 2.000%, Due 8/15/2028A	1,372,000	2,044,915
Momo, Inc., 1.250%, Due 7/1/2025A	2,064,000	1,913,070
Weibo Corp., 1.250%, Due 11/15/2022A	987,000	923,462

		6,630,778

Total Communications		6,630,778

Consumer, Non-Cyclical - 0.59%

Biotechnology - 0.59%
Theravance Biopharma, Inc., 3.250%, Due 11/1/2023	971,000	1,005,660

Financial - 0.48%

Financial Services - 0.48%
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023	778,000	828,759

Industrial - 1.08%

Building Materials - 0.21%
Cemex S.A.B. de C.V., 3.720%, Due 3/15/2020	354,000	355,022

Trasportation - 0.87%
Ship Finance International Ltd., 4.875%, Due 5/1/2023A	1,319,000	1,491,393

Total Industrial		1,846,415

Technology - 1.17%

Software - 1.17%
Bilibili, Inc., 1.375%, Due 4/1/2026A D	2,006,000	1,997,224

Total Foreign Convertible Obligations (Cost $12,590,806)		13,573,056

	Shares

SHORT-TERM INVESTMENTS - 6.45% (Cost $11,048,306)

Investment Companies - 6.45%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%F G	11,048,306	11,048,306

TOTAL SECURITIES HELD LONG (Cost $161,288,773)		173,596,686

SECURITIES SOLD SHORT - (39.59%)

COMMON STOCKS - (39.59%)

Communication Services - (4.51%)

Diversified Telecommunication Services - (0.40%)
AT&T, Inc.	(13,533)	(528,870)
Vonage Holdings Corp.H	(20,196)	(149,652)

		(678,522)

Entertainment - (1.21%)
Bilibili, Inc., ADRH	(51,278)	(954,796)
Live Nation Entertainment, Inc.H	(15,704)	(1,122,365)

		(2,077,161)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (39.59%) (continued)

Communication Services - (4.51%) (continued)

Interactive Media & Services - (2.14%)
IAC/InterActiveCorpH	(1,803)	$(449,145)
JOYY, Inc., ADRH	(10,759)	(567,968)
Momo, Inc., ADR	(13,871)	(464,678)
Snap, Inc., Class AH	(45,420)	(741,709)
Weibo Corp., Sponsored ADRH	(1,185)	(54,925)
Zillow Group, Inc., Class CH	(30,156)	(1,385,367)

		(3,663,792)

Media - (0.73%)
Charter Communications, Inc., Class AH	(1,156)	(560,752)
Sirius XM Holdings, Inc.	(96,311)	(688,624)

		(1,249,376)

Wireless Telecommunication Services - (0.03%)
Boingo Wireless, Inc.H	(4,679)	(51,235)

Total Communication Services		(7,720,086)

Consumer Discretionary - (3.12%)

Automobiles - (0.89%)
Tesla, Inc.H	(2,739)	(1,145,806)
Winnebago Industries, Inc.	(7,253)	(384,264)

		(1,530,070)

Diversified Consumer Services - (0.64%)
Chegg, Inc.H	(29,086)	(1,102,650)

Internet & Direct Marketing Retail - (1.25%)
MercadoLibre, Inc.H	(2,584)	(1,477,893)
Wayfair, Inc., Class AH	(7,228)	(653,194)

		(2,131,087)

Specialty Retail - (0.34%)
Guess?, Inc.	(25,988)	(581,612)

Total Consumer Discretionary		(5,345,419)

Consumer Staples - (1.06%)

Food & Staples Retailing - (0.14%)
Chefs’ Warehouse, Inc.H	(6,418)	(244,590)

Household Products - (0.92%)
Energizer Holdings, Inc.	(31,231)	(1,568,421)

Total Consumer Staples		(1,813,011)

Energy - (1.97%)

Energy Equipment & Services - (1.43%)
Helix Energy Solutions Group, Inc.H	(62,086)	(597,888)
Nabors Industries Ltd.	(379,270)	(1,092,298)
Newpark Resources, Inc.H	(36,593)	(229,438)
SEACOR Holdings, Inc.H	(12,284)	(530,054)

		(2,449,678)

Oil, Gas & Consumable Fuels - (0.54%)
Cheniere Energy, Inc.H	(2,651)	(161,897)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (39.59%) (continued)

Energy - (1.97%) (continued)

Oil, Gas & Consumable Fuels - (0.54%) (continued)
SFL Corp. Ltd.	(52,795)	$(767,639)

		(929,536)

Total Energy		(3,379,214)

Financials - (1.82%)

Banks - (0.23%)
Hope Bancorp, Inc.	(26,940)	(400,328)

Capital Markets - (0.60%)
Affiliated Managers Group, Inc.	(3,749)	(317,690)
Cowen, Inc., Class AH	(43,560)	(686,070)
New Mountain Finance Corp.	(1,188)	(16,323)

		(1,020,083)

Consumer Finance - (0.64%)
Encore Capital Group, Inc.H	(16,539)	(584,819)
PRA Group, Inc.H	(14,161)	(514,044)

		(1,098,863)

Mortgage Real Estate Investment Trusts (REITs) - (0.33%)
Apollo Commercial Real Estate Finance, Inc.	(5,814)	(106,338)
Arbor Realty Trust, Inc.	(9,709)	(139,324)
Granite Point Mortgage Trust, Inc.	(4,584)	(84,254)
KKR Real Estate Finance Trust, Inc.	(3,212)	(65,589)
PennyMac Mortgage Investment Trust	(586)	(13,062)
Redwood Trust, Inc.	(2,247)	(37,166)
Two Harbors Investment Corp.	(8,226)	(120,264)

		(565,997)

Thrifts & Mortgage Finance - (0.02%)
MGIC Investment Corp.	(2,579)	(36,545)

Total Financials		(3,121,816)

Health Care - (6.53%)

Biotechnology - (3.11%)
Exact Sciences Corp.H	(8,440)	(780,531)
Halozyme Therapeutics, Inc.H	(21,702)	(384,776)
Insmed, Inc.H	(8,954)	(213,822)
Invitae Corp.H	(21,664)	(349,440)
Ionis Pharmaceuticals, Inc.H	(11,672)	(705,106)
Ironwood Pharmaceuticals, Inc.H	(107,831)	(1,435,231)
Ligand Pharmaceuticals, Inc.H	(2,746)	(286,380)
Neurocrine Biosciences, Inc.H	(6,432)	(691,376)
Radius Health, Inc.H	(15,332)	(309,093)
Retrophin, Inc.H	(12,141)	(172,402)

		(5,328,157)

Health Care Equipment & Supplies - (0.35%)
Wright Medical Group N.V.H	(19,565)	(596,341)

Health Care Technology - (1.16%)
Allscripts Healthcare Solutions, Inc.H	(31,160)	(305,835)
Change Healthcare, Inc.H	(68,850)	(1,128,452)
Tabula Rasa HealthCare, Inc.H	(11,439)	(556,851)

		(1,991,138)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (39.59%) (continued)

Health Care - (6.53%) (continued)

Life Sciences Tools & Services - (0.81%)
Avantor, Inc.H	(76,853)	$(1,394,882)

Pharmaceuticals - (1.10%)
Aerie Pharmaceuticals, Inc.H	(34,868)	(842,760)
Innoviva, Inc.H	(23,732)	(336,045)
Jazz Pharmaceuticals PLCH	(1,611)	(240,490)
Theravance Biopharma, Inc.H	(17,751)	(459,573)

		(1,878,868)

Total Health Care		(11,189,386)

Industrials - (3.70%)

Aerospace & Defense - (0.58%)
Aerojet Rocketdyne Holdings, Inc.H	(21,779)	(994,429)

Commercial Services & Supplies - (0.24%)
Team, Inc.H	(26,103)	(416,865)

Construction & Engineering - (0.30%)
Granite Construction, Inc.	(18,255)	(505,116)

Machinery - (1.63%)
Colfax Corp.H	(39,519)	(1,437,701)
Fortive Corp.	(12,153)	(928,368)
Meritor, Inc.H	(16,503)	(432,213)

		(2,798,282)

Professional Services - (0.67%)
FTI Consulting, Inc.H	(10,327)	(1,142,786)

Trading Companies & Distributors - (0.28%)
Kaman Corp.	(7,161)	(472,053)

Total Industrials		(6,329,531)

Information Technology - (11.07%)

Communications Equipment - (1.56%)
Lumentum Holdings, Inc.H	(5,447)	(431,947)
Motorola Solutions, Inc.	(13,842)	(2,230,500)

		(2,662,447)

Electronic Equipment, Instruments & Components - (1.48%)
II-VI, Inc.H	(12,462)	(419,596)
Knowles Corp.H	(37,914)	(801,881)
OSI Systems, Inc.H	(8,875)	(894,067)
Vishay Intertechnology, Inc.	(19,609)	(417,476)

		(2,533,020)

IT Services - (1.50%)
MongoDB, Inc.H	(8,699)	(1,144,875)
Perficient, Inc.H	(19,525)	(899,517)
Square, Inc., Class AH	(8,433)	(527,569)

		(2,571,961)

Semiconductors & Semiconductor Equipment - (2.16%)
Cree, Inc.H	(11,279)	(520,526)
Microchip Technology, Inc.	(16,751)	(1,754,165)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (39.59%) (continued)

Information Technology - (11.07%) (continued)

Semiconductors & Semiconductor Equipment - (2.16%) (continued)
ON Semiconductor Corp.H	(29,790)	$(726,280)
SunPower Corp.H	(14,452)	(112,725)
Synaptics, Inc.H	(8,948)	(588,510)

		(3,702,206)

Software - (3.92%)
Alteryx, Inc., Class AH	(3,475)	(347,743)
Atlassian Corp. PLC, Class AH	(7,286)	(876,797)
Envestnet, Inc.H	(10,748)	(748,383)
Everbridge, Inc.H	(3,106)	(242,516)
FireEye, Inc.H	(297)	(4,909)
j2 Global, Inc.	(12,714)	(1,191,429)
New Relic, Inc.H	(4,464)	(293,329)
Rapid7, Inc.H	(13,434)	(752,573)
RealPage, Inc.H	(11,242)	(604,258)
Splunk, Inc.H	(4,718)	(706,615)
Workday, Inc., Class AH	(4,109)	(675,725)
Workiva, Inc.H	(6,210)	(261,131)

		(6,705,408)

Technology Hardware, Storage & Peripherals - (0.45%)
NCR Corp.H	(21,964)	(772,254)

Total Information Technology		(18,947,296)

Materials - (1.04%)

Metals & Mining - (1.04%)
Cleveland-Cliffs, Inc.	(130,173)	(1,093,453)
First Majestic Silver Corp.H	(55,797)	(684,071)

		(1,777,524)

Total Materials		(1,777,524)

Real Estate - (2.82%)

Equity Real Estate Investment Trusts (REITs) - (2.82%)
Invitation Homes, Inc.	(45,834)	(1,373,645)
iStar, Inc.	(160,159)	(2,323,907)
QTS Realty Trust, Inc., Class A	(20,817)	(1,129,739)

		(4,827,291)

Total Real Estate		(4,827,291)

Utilities - (1.95%)

Electric Utilities - (0.35%)
Southern Co.	(9,408)	(599,290)

Gas Utilities - (0.37%)
South Jersey Industries, Inc.	(19,371)	(638,856)

Independent Power & Renewable Electricity Producers - (0.26%)
NRG Energy, Inc.	(11,203)	(445,319)

Multi-Utilities - (0.97%)
CenterPoint Energy, Inc.	(30,840)	(841,007)
Dominion Energy, Inc.	(4,154)	(344,034)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (39.59%) (continued)

Utilities - (1.95%) (continued)

Multi-Utilities - (0.97%) (continued)
DTE Energy Co.	(3,599)	$(467,402)

		(1,652,443)

Total Utilities		(3,335,908)

TOTAL COMMON STOCKS (Proceeds $(59,871,718))		(67,786,482)

TOTAL SECURITIES SOLD SHORT (Proceeds $(59,871,718))		(67,786,482)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 101.38% (Cost $161,288,773)		173,596,686
TOTAL WRITTEN OPTIONS CONTRACTS - (0.12%) (Premiums Received $(252,938))		(202,470)
TOTAL SECURITIES SOLD SHORT - (39.59%) (Proceeds $(59,871,718))		(67,786,482)
OTHER ASSETS, NET OF LIABILITIES - 38.33%		65,624,280

NET ASSETS - 100.00%		$171,232,014

Percentages are stated as a percent of net assets.

A This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $109,117,561 or 63.72% of net assets.

B A type of Preferred Stock that has no maturity date.

C Callable security.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $32,379,293 or 18.91% of net assets. The Fund has no right to demand registration of these securities.

E Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at December 31, 2019. The maturity date disclosed represents the final maturity date.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

H Non-income producing security.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Written Options Contracts Open on December 31, 2019:

Equity Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - Alteryx, Inc.	CCP	105.00	1/17/2020	USD	7	700	$(6,076)	$(1,400)	$4,676
Call - Atlassian Corp. PLC	CCP	130.00	1/17/2020	USD	15	1,500	(12,798)	(1,515)	11,283
Call - Exact Sciences Corp.	CCP	120.00	1/17/2020	USD	22	2,200	(32,295)	(880)	31,415
Call - First Majestic Silver Corp.	CCP	11.00	1/17/2020	USD	176	17,600	(14,560)	(23,760)	(9,200)
Call - Guess?, Inc.	CCP	18.00	1/17/2020	USD	83	8,300	(13,110)	(36,935)	(23,825)
Call - Insmed, Inc.	CCP	21.00	1/17/2020	USD	43	4,300	(7,439)	(16,340)	(8,901)
Call - Invitae Corp.	CCP	20.00	1/17/2020	USD	65	6,500	(10,072)	(975)	9,097
Call - Momo, Inc.	CCP	39.40	1/17/2020	USD	49	4,900	(12,885)	(367)	12,518
Call - MongoDB, Inc.	CCP	150.00	1/17/2020	USD	16	1,600	(20,287)	(640)	19,647
Call - Radius Health, Inc.	CCP	22.50	1/17/2020	USD	54	5,400	(5,101)	(1,080)	4,021
Call - Tabula Rasa HealthCare, Inc.	CCP	50.00	1/17/2020	USD	27	2,700	(14,526)	(4,131)	10,395
Call - Tesla, Inc.	CCP	350.00	1/17/2020	USD	7	700	(16,995)	(49,490)	(32,495)
Call - Wayfair, Inc.	CCP	85.00	1/17/2020	USD	24	2,400	(14,832)	(16,680)	(1,848)
Call - Winnebago Industries, Inc.	CCP	50.00	1/17/2020	USD	19	1,900	(3,571)	(6,764)	(3,193)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

Equity Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - YY, Inc.	CCP	60.00	1/17/2020	USD	30	3,000	$(14,039)	$(450)	$13,589
Call - Granite Construction, Inc.	CCP	30.00	3/20/2020	USD	45	4,500	(6,996)	(6,413)	583
Call - Snap, Inc.	CCP	17.00	1/15/2021	USD	110	11,000	(47,356)	(34,650)	12,706

							$(252,938)	$(202,470)	$50,468

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
CCP	Central Counterparty Clearing House.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2019, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,720,638	$-	$-	$1,720,638
Convertible Preferred Stocks	1,945,138	22,566,859	-	24,511,997
Convertible Obligations	-	120,563,038	-	120,563,038
Exchange-Traded Instruments	2,179,651	-	-	2,179,651
Foreign Convertible Obligations	-	13,573,056	-	13,573,056
Short-Term Investments	11,048,306	-	-	11,048,306

Total Investments in Securities - Assets	$16,893,733	$156,702,953	$-	$173,596,686

Liabilities
Common Stocks (Sold Short)	$(67,786,482)	$-	$-	$(67,786,482)

Total Investments in Securities - Liabilities	(67,786,482)	-	-	(67,786,482)

Total Investments in Securities	$(50,892,749)	$156,702,953	$-	$105,810,204

Financial Derivative Instruments - Liabilities
Written Options	$(202,470)	$-	$-	$(202,470)

Total Financial Derivative Instruments - Liabilities	$(202,470)	$-	$-	$(202,470)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 6/30/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 12/31/2019	Unrealized Appreciation (Depreciation) at Period end**
Rights	$5	$-	$5	$-	$-	$-	$-	$-	$-	$-

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

The rights, classified as Level 3, were valued using single broker quotes. As of 12/31/19, these positions are no longer in the portfolio.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 6.16%

Communications - 0.73%

Media - 0.62%
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.375%, Due 8/15/2026A	$135,000	$136,559
6.625%, Due 8/15/2027A	210,000	204,225
Nexstar Broadcasting, Inc., 5.625%, Due 7/15/2027A	262,000	276,096

		616,880

Telecommunications - 0.11%
CommScope, Inc., 5.500%, Due 3/1/2024A	109,000	113,632

Total Communications		730,512

Consumer, Cyclical - 0.42%

Auto Parts & Equipment - 0.32%
Dana, Inc., 5.375%, Due 11/15/2027	121,000	124,630
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.250%, Due 5/15/2026A	184,000	198,260

		322,890

Household Products/Wares - 0.10%
Newell Brands, Inc., 4.200%, Due 4/1/2026	91,000	94,891

Total Consumer, Cyclical		417,781

Consumer, Non-Cyclical - 2.15%

Commercial Services - 0.52%
ASGN, Inc., 4.625%, Due 5/15/2028A	165,000	169,600
Korn Ferry, 4.625%, Due 12/15/2027A	347,000	348,735

		518,335

Food - 0.25%
B&G Foods, Inc., 5.250%, Due 9/15/2027	244,000	246,440

Health Care - Services - 0.54%
CHS/Community Health Systems, Inc., 5.125%, Due 8/1/2021	110,000	110,000
Select Medical Corp., 6.250%, Due 8/15/2026A	398,000	430,843

		540,843

Household Products/Wares - 0.47%
Prestige Brands, Inc., 5.125%, Due 1/15/2028A	450,000	471,375

Pharmaceuticals - 0.37%
Bausch Health Cos., Inc.,
9.000%, Due 12/15/2025A	233,000	264,968
5.000%, Due 1/30/2028A	100,000	102,639

		367,607

Total Consumer, Non-Cyclical		2,144,600

Energy - 0.16%

Oil & Gas Services - 0.16%
Transocean Phoenix Ltd., 7.750%, Due 10/15/2024A	150,500	159,530

Financial - 1.11%

Banks - 0.27%
Dresdner Funding Trust, 8.151%, Due 6/30/2031B	200,000	269,000

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 6.16% (continued)

Financial - 1.11% (continued)

Insurance - 0.15%
Liberty Mutual Group, Inc., 3.625%, Due 5/23/2059, (5-Yr. Annual EUR Swap + 3.700%)B C	EUR	130,000	$152,201

Mortgage Real Estate Investment Trusts (REITs) - 0.69%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.750%, Due 5/15/2026A		$356,000	375,580
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.750%, Due 2/1/2027A		96,000	107,040
VICI Properties LP / VICI Note Co., Inc., 4.250%, Due 12/1/2026A		200,000	206,000

			688,620

Total Financial			1,109,821

Industrial - 1.36%

Aerospace/Defense - 0.22%
TransDigm, Inc., 6.250%, Due 3/15/2026A		200,000	216,522

Building Materials - 0.40%
Builders FirstSource, Inc., 6.750%, Due 6/1/2027A		369,000	404,516

Environmental Control - 0.15%
Stericycle, Inc., 5.375%, Due 7/15/2024A		140,000	147,000

Miscellaneous Manufacturing - 0.39%
Amsted Industries, Inc., 4.625%, Due 5/15/2030A		393,000	395,841

Packaging & Containers - 0.20%
Sealed Air Corp., 4.000%, Due 12/1/2027A		198,000	200,475

Total Industrial			1,364,354

Technology - 0.23%

Computers - 0.23%
MTS Systems Corp., 5.750%, Due 8/15/2027A		217,000	226,765

Total Corporate Obligations (Cost $6,036,783)			6,153,363

FOREIGN CORPORATE OBLIGATIONS - 47.27%

Basic Materials - 0.06%

Forest Products & Paper - 0.06%
Lecta S.A., 6.500%, Due 8/1/2023B	EUR	120,000	63,937

Communications - 2.89%

Media - 1.14%
Altice Luxembourg S.A.,
8.000%, Due 5/15/2027B	EUR	200,000	251,261
10.500%, Due 5/15/2027A		200,000	228,010
Cable Onda S.A., 4.500%, Due 1/30/2030A		200,000	210,600
Virgin Media Secured Finance PLC, 5.250%, Due 5/15/2029B	GBP	125,000	178,724
VTR Finance B.V., 6.875%, Due 1/15/2024B		260,000	265,850

			1,134,445

Telecommunications - 1.75%
Altice France S.A.,
3.375%, Due 1/15/2028A	EUR	125,000	144,419
5.500%, Due 1/15/2028A		200,000	205,510
America Movil S.A.B. de C.V., 6.375%, Due 9/6/2073, Series C, (5-Yr. GBP Swap + 4.100%)B C	GBP	300,000	409,405
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		291,000	308,460

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 47.27% (continued)

Communications - 2.89% (continued)

Telecommunications - 1.75% (continued)
Telefonica Europe B.V.,
2.625%, Due 3/7/2023, (5-Yr. Annual EUR Swap + 2.327%)B C	EUR	200,000	$231,510
2.875%, Due 6/24/2027, (8-Yr. Annual EUR Swap + 3.071%)B C	EUR	200,000	228,916
Telesat Canada / Telesat LLC, 6.500%, Due 10/15/2027A		$216,000	225,180

			1,753,400

Total Communications			2,887,845

Consumer, Cyclical - 1.93%

Airlines - 0.43%
Latam Finance Ltd.,
6.875%, Due 4/11/2024B		200,000	211,302
7.000%, Due 3/1/2026B		200,000	216,502

			427,804

Auto Parts & Equipment - 0.31%
IHO Verwaltungs GmbH, 3.625%, Due 5/15/2025, PIK (in-kind rate 4.375%)A	EUR	150,000	176,035
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 4.375%, Due 5/15/2026A	EUR	110,000	129,334

			305,369

Home Builders - 0.19%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, Due 9/15/2027A		183,000	193,065

Lodging - 0.50%
Fortune Star BVI Ltd.,
5.250%, Due 3/23/2022B		300,000	300,369
5.950%, Due 1/29/2023B		200,000	201,023

			501,392

Retail - 0.50%
B.C. ULC / New Red Finance, Inc., 4.375%, Due 1/15/2028A		284,000	284,710
eG Global Finance PLC, 8.500%, Due 10/30/2025A		200,000	212,250

			496,960

Total Consumer, Cyclical			1,924,590

Consumer, Non-Cyclical - 2.56%

Agriculture - 0.76%
Kernel Holding S.A., 8.750%, Due 1/31/2022B		400,000	431,043
MHP SE, 7.750%, Due 5/10/2024B		300,000	323,625

			754,668

Commercial Services - 0.81%
AA Bond Co., Ltd., 2.875%, Due 7/31/2043B	GBP	100,000	131,427
Ashtead Capital, Inc., 4.000%, Due 5/1/2028A		200,000	202,000
House of Finance N.V.,
4.375%, Due 7/15/2026B	EUR	100,000	115,227
4.375%, Due 7/15/2026A	EUR	110,000	126,750
Intertrust Group B.V., 3.375%, Due 11/15/2025B	EUR	200,000	235,557

			810,961

Food - 0.70%
Co-Operative Group Ltd., 5.125%, Due 5/17/2024B	GBP	200,000	283,438
Health & Happiness H&H International Holdings Ltd., 5.625%, Due 10/24/2024B		200,000	206,808
MARB BondCo PLC, 6.875%, Due 1/19/2025B		200,000	212,326

			702,572

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 47.27% (continued)

Consumer, Non-Cyclical - 2.56% (continued)

Health Care - Services - 0.11%
Synlab Bondco PLC, 3.500%, Due 7/1/2022, (3-mo. EUR EURIBOR + 3.500%)B C	EUR	100,000	$112,451

Pharmaceuticals - 0.18%
Grifols S.A., 2.250%, Due 11/15/2027A	EUR	150,000	173,892

Total Consumer, Non-Cyclical			2,554,544

Energy - 1.31%

Energy - Alternate Sources - 0.41%
Empresa Electrica Cochrane SpA, 5.500%, Due 5/14/2027A		$400,000	417,000

Oil & Gas - 0.90%
Gazprom OAO Via Gaz Capital S.A., 4.250%, Due 4/6/2024B	GBP	100,000	143,454
Petroleos Mexicanos,
5.125%, Due 3/15/2023B	EUR	200,000	250,366
6.500%, Due 3/13/2027		260,000	276,047
6.625%, Due 6/15/2035		222,000	227,439

			897,306

Total Energy			1,314,306

Financial - 37.45%

Banks - 19.06%
ABN AMRO Bank N.V., 5.750%, Due 9/22/2020, (5-Yr. Annual EUR Swap + 5.452%)B C	EUR	600,000	695,802
AIB Group PLC, 5.250%, Due 10/9/2024, (5-Yr. Annual EUR Swap + 5.702%)B C	EUR	310,000	377,284
Aldermore Group PLC,
11.875%, Due 4/30/2020, (5-Yr. GBP Swap + 9.980%)B C	GBP	470,000	641,239
8.500%, Due 10/28/2026, (5-Yr. GBP Swap + 7.784%)B C	GBP	100,000	146,289
Allied Irish Banks PLC, 7.375%, Due 12/3/2020, (5-Yr. Annual EUR Swap + 7.339%)B C	EUR	231,000	274,956
Banco Bilbao Vizcaya Argentaria S.A.,
8.875%, Due 4/14/2021, (5-Yr. Annual EUR Swap + 9.177%)B C	EUR	200,000	245,910
5.875%, Due 9/24/2023, Series, (5-Yr. Annual EUR Swap + 5.660%)B C	EUR	400,000	489,622
Banco de Sabadell S.A.,
6.500%, Due 5/18/2022, (5-Yr. Annual EUR Swap + 6.414%)B C	EUR	400,000	468,871
5.375%, Due 12/12/2028, (5-Yr. Annual EUR Swap + 5.100%)B C	EUR	300,000	383,010
Banco Santander S.A., 6.750%, Due 4/25/2022, (5-Yr. Annual EUR Swap + 6.803%)B C	EUR	600,000	741,870
Bancolombia S.A., 4.625%, Due 12/18/2029, (5-Yr. CMT + 2.944%)C		500,000	506,875
Bank of Ireland, 7.375%, Due 6/18/2020, (5-Yr. Annual EUR Swap + 6.956%)B C	EUR	340,000	392,819
Barclays Bank PLC, 7.125%, Due 10/24/2020, (5-Yr. UK Government Bond + 3.150%)B C	GBP	360,000	495,930
Barclays PLC, 7.875%, Due 9/15/2022, (5-Yr. GBP Swap + 6.099%)B C	GBP	800,000	1,174,920
BAWAG Group AG, 2.375%, Due 3/26/2029, (5-Yr. Annual EUR Swap + 2.300%)B C	EUR	200,000	233,097
BBVA Bancomer S.A., 5.875%, Due 9/13/2034, (5-Yr. CMT + 4.308%)B C		400,000	418,800
BNP Paribas S.A., 6.500%, Due 3/6/2020		130,000	132,405
Cooperatieve Rabobank UA, 6.910%, Due 6/10/2038, (6-mo. GBP LIBOR + 2.825%)B C	GBP	75,000	150,508
Credit Suisse Group AG,
7.500%, Due 7/17/2023, (5-Yr. Semi-Annual USD Swap + 4.600%)B C		600,000	656,610
7.500%, Due 12/11/2023, (5-Yr. Semi-Annual USD Swap + 4.598%)B C		200,000	224,750
Deutsche Pfandbriefbank AG, 5.750%, Due 4/28/2023, (5-Yr. EUR Swap + 5.383%)B C	EUR	600,000	708,771
HSBC Holdings PLC, 5.250%, Due 9/16/2022, (5-Yr. Annual EUR Swap + 4.383%)B C	EUR	500,000	611,403
ING Groep N.V., 6.000%, Due 4/16/2020, (5-Yr. Semi-Annual USD Swap + 4.445%)C		350,000	351,855
Intesa Sanpaolo SpA, 7.000%, Due 1/19/2021, (5-Yr. Annual EUR Swap + 6.884%)B C	EUR	550,000	651,731
Lloyds Bank PLC, 13.000%, Due 1/22/2029, (5-Yr. UK Government Bond + 13.400%)C	GBP	550,000	1,317,307
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (5-Yr. UK Government Bond + 6.851%)B C	GBP	250,000	334,458
Paragon Banking Group PLC, 7.250%, Due 9/9/2026, (5-Yr. GBP Swap + 6.731%)B C	GBP	490,000	688,646
Royal Bank of Scotland Group PLC, 4.265%, Due 9/30/2027, Series U, (3-mo. USD LIBOR + 2.320%)C		400,000	393,912
Shawbrook Group PLC, 7.875%, Due 12/8/2022, (5-Yr. GBP Swap + 6.752%)B C	GBP	200,000	264,013

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 47.27% (continued)

Financial - 37.45% (continued)

Banks - 19.06% (continued)
Skandinaviska Enskilda Banken AB, 5.750%, Due 5/13/2020, (5-Yr. Semi-Annual USD Swap + 3.850%)B C	GBP	900,000	$905,760
Societe Generale S.A.,
6.750%, Due 4/7/2021, (5-Yr. Annual EUR Swap + 5.538%)B C	EUR	150,000	179,402
7.375%, Due 9/13/2021, (5-Yr. Semi-Annual USD Swap + 6.238%)B C		$510,000	540,600
Svenska Handelsbanken AB, 5.250%, Due 3/1/2021, (5-Yr. Semi-Annual USD Swap + 3.335%)B C		700,000	711,375
UBS Group AG,
6.875%, Due 3/22/2021, Series, (5-Yr. USD ICE Swap + 5.497%)B C		200,000	208,000
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)A C		700,000	764,750
UniCredit SpA, 8.000%, Due 6/3/2024, (5-Yr. Semi-Annual USD Swap + 5.180%)B C		400,000	436,000
Virgin Money UK PLC,
5.000%, Due 2/9/2026, (5-Yr. GBP Swap + 3.516%)B C	GBP	100,000	135,187
8.750%, Due 11/10/2021, (5-Yr. GBP Swap + 7.930%)B C	GBP	700,000	1,002,557

			19,057,294

Diversified Financial Services - 4.90%
Aareal Bank AG, 7.625%, Due 4/30/2020, (1-Yr. Annual EUR Swap + 7.180%)B C	EUR	800,000	915,332
Arrow Global Finance PLC, 5.125%, Due 9/15/2024B	GBP	350,000	471,491
Bracken MidCo1 PLC, 8.875%, Due 10/15/2023, Cash (8.875%) or PIK (in-kind rate 9.648%)A	GBP	580,000	766,194
Burford Capital PLC, 6.125%, Due 10/26/2024B	GBP	310,000	402,413
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023B	GBP	251,000	344,982
Garfunkelux Holdco S.A., 8.500%, Due 11/1/2022B	GBP	200,000	261,012
Intrum AB, 3.125%, Due 7/15/2024B	EUR	200,000	228,827
Jerrold Finco PLC,
6.250%, Due 9/15/2021B	GBP	100,000	135,446
6.125%, Due 1/15/2024B	GBP	300,000	410,593
OneSavings Bank PLC, 9.125%, Due 5/25/2022, (5-Yr. GBP ICE Swap + 8.359%)B C	GBP	400,000	551,034
Unifin Financiera S.A.B. de C.V.,
7.250%, Due 9/27/2023B		200,000	208,252
8.375%, Due 1/27/2028A		200,000	204,750

			4,900,326

Insurance - 8.44%
Achmea B.V.,
4.625%, Due 3/24/2029, (5-Yr. EUR Swap + 4.780%)B C	EUR	300,000	349,835
6.000%, Due 4/4/2043, (3-mo. EUR EURIBOR + 5.330%)B C	EUR	430,000	557,692
Aegon N.V., 5.625%, Due 4/15/2029, (5-Yr. Annual EUR Swap + 5.207%)B C	EUR	200,000	260,764
Assicurazioni Generali SpA, 6.416%, Due 2/8/2022, (3-mo. GBP LIBOR + 2.200%)B C	GBP	500,000	716,271
Aviva PLC, 5.902%, Due 7/27/2020, (6-mo. GBP LIBOR + 1.880%)B C	GBP	450,000	609,627
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5-Yr. GBP Swap + 3.394%)B C	GBP	200,000	250,408
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)B C	GBP	500,000	739,901
Pension Insurance Corp. PLC,
6.500%, Due 7/3/2024B	GBP	400,000	606,601
7.375%, Due 7/25/2029, (5-Yr. UK Government Bond + 6.658%)C	GBP	400,000	610,097
Phoenix Group Holdings,
6.625%, Due 12/18/2025B	GBP	250,000	385,304
5.750%, Due 4/26/2028B D	GBP	500,000	652,531
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)B C	GBP	200,000	289,365
Rothesay Life PLC,
8.000%, Due 10/30/2025B	GBP	100,000	162,280
6.875%, Due 9/12/2028, (5-Yr. UK Government Bond + 5.419%)B C	GBP	650,000	939,555
UnipolSai Assicurazioni SpA, 5.750%, Due 6/18/2024, (3-mo. EUR EURIBOR + 5.180%)B C	EUR	350,000	420,371
UNIQA Insurance Group AG, 6.875%, Due 7/31/2043, (3-mo. EUR EURIBOR + 5.986%)B C	EUR	300,000	402,550
VIVAT N.V., 7.000%, Due 6/19/2025, (5-Yr. Annual EUR Swap + 6.463%)B C	EUR	400,000	481,209

			8,434,361

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 47.27% (continued)

Financial - 37.45% (continued)

Real Estate - 1.59%
ATF Netherlands B.V., 3.750%, Due 1/20/2023, (5-Yr. Annual EUR Swap + 4.375%)B C	EUR	300,000	$359,224
Country Garden Holdings Co., Ltd.,
4.750%, Due 9/28/2023B		$200,000	200,722
7.250%, Due 4/8/2026B		200,000	217,912
Dar Al-Arkan Sukuk Co., Ltd.,
6.875%, Due 3/21/2023B		200,000	202,074
6.750%, Due 2/15/2025B		200,000	197,760
MAF Global Securities Ltd.,
5.500%, Due 9/7/2022, (5-Yr. Semi-Annual USD Swap + 3.476%)B C		200,000	204,000
6.375%, Due 3/20/2026, (5-Yr. CMT + 3.539%)B C		200,000	207,333

			1,589,025

Savings & Loans - 3.46%
Coventry Building Society, 6.875%, Due 9/18/2024, (5-Yr. UK Government Bond + 6.111%)B C	GBP	700,000	1,026,896
Nationwide Building Society,
5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)B C	GBP	260,000	372,812
10.250%, Due 12/31/2049, Series CCDSB D	GBP	666,700	1,465,964
Principality Building Society, 7.000%, Due 6/1/2020, (5-Yr. UK Government Bond + 3.000%)C	GBP	449,000	593,496

			3,459,168

Total Financial			37,440,174

Industrial - 0.34%

Engineering & Construction - 0.13%
Rutas 2 and 7 Finance Ltd., Due 9/30/2036A E		200,000	129,500

Trasportation - 0.21%
Hidrovias International Finance SARL, 5.950%, Due 1/24/2025B		200,000	207,250

Total Industrial			336,750

Utilities - 0.73%

Electric - 0.73%
Enel SpA, 3.500%, Due 5/24/2080, (5-Yr. Annual EUR Swap + 3.564%)B C	EUR	600,000	730,227

Total Foreign Corporate Obligations (Cost $45,439,170)			47,252,373

FOREIGN SOVEREIGN OBLIGATIONS - 2.51%
African Export-Import Bank, 4.125%, Due 6/20/2024B		300,000	313,560
United Kingdom Gilt, 1.500%, Due 1/22/2021B	GBP	1,640,000	2,192,742

Total Foreign Sovereign Obligations (Cost $2,428,691)			2,506,302

ASSET-BACKED OBLIGATIONS - 8.19%
Alme Loan Funding DAC, 5.400%, Due 4/15/2030, (3-mo. EUR EURIBOR + 5.400%)B C	EUR	750,000	817,029
Ares Euro CLO B.V., 5.260%, Due 10/15/2030B	EUR	1,250,000	1,361,634
BNPP AM Euro CLO B.V., 4.700%, Due 10/15/2031, 2017-1X E, (3-mo. EUR EURIBOR + 4.700%)B C	EUR	500,000	521,578
Carlyle Euro CLO DAC, 5.230%, Due 8/28/2031, 2018-2A D, (3-mo. EUR EURIBOR + 5.230%)A C	EUR	500,000	524,819
Carlyle Global Market Strategies Euro CLO DAC, 4.770%, Due 5/17/2031, 2016-1A DR, (3-mo. EUR EURIBOR + 4.770%)A C	EUR	500,000	532,060
Dryden 39 Euro CLO B.V., 4.970%, Due 10/15/2031, 2015-39X ER, (3-mo. EUR EURIBOR + 4.970%)B C	EUR	1,000,000	1,057,266
Halcyon Loan Advisors, 5.130%, Due 10/18/2031	EUR	1,190,000	1,241,918
Hayfin Emerald CLO DAC, 5.470%, Due 9/6/2031, 1X E, (3-mo. EUR EURIBOR + 5.470%)B C	EUR	300,000	321,288
Jubilee CLO B.V., 6.000%, Due 4/15/2031, 2013-X ER, (3-mo. EUR EURIBOR + 6.000%)B C	EUR	500,000	558,372
Man GLG Euro CLO DAC, 8.750%, Due 1/15/2030, 2X F, (3-mo. EUR EURIBOR + 8.750%)B C	EUR	200,000	216,034
Milltown Park CLO DAC, 4.820%, Due 1/15/2031, 1X D, (3-mo. EUR EURIBOR + 4.820%)B C	EUR	1,000,000	1,038,384

Total Asset-Backed Obligations (Cost $8,525,249)			8,190,382

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.49%
Durham Mortgages B PLC, 2.002%, Due 3/31/2054, 2018-BX C, (BP0003M + 1.200%)B C	GBP	631,000	$830,848
Ripon Mortgages PLC, 2.302%, Due 8/20/2056, 1X C2, (3-mo. GBP LIBOR + 1.500%)B C	GBP	500,000	662,203

Total Collateralized Mortgage Obligations (Cost $1,457,046)			1,493,051

U.S. TREASURY OBLIGATIONS - 29.84%
U.S. Treasury Notes/Bonds,
2.125%, Due 3/31/2024		$6,210,000	6,325,467
1.500%, Due 10/31/2024		23,700,000	23,502,809

Total U.S. Treasury Obligations (Cost $29,819,535)			29,828,276

	Shares

SHORT-TERM INVESTMENTS - 4.51% (Cost $4,510,456)

Investment Companies - 4.51%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%F G		4,510,456	4,510,456

TOTAL INVESTMENTS - 99.97% (Cost $98,216,930)			99,934,203
OTHER ASSETS, NET OF LIABILITIES - 0.03%			27,809

TOTAL NET ASSETS - 100.00%			$99,962,012

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,315,489 or 11.32% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2019.

D Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

E Zero coupon bond.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

GILT - Bank of England Bonds.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

ULC - Unlimited Liability Company.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on December 31, 2019:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	199,402	USD	197,299	1/23/2020	SSB	$2,103	$-	$2,103
USD	22,873,968	GBP	22,929,873	1/23/2020	SSB	-	(55,905)	(55,905)
USD	21,617,778	EUR	21,693,055	1/23/2020	SSB	-	(75,277)	(75,277)
USD	1,810,938	GBP	1,844,680	1/23/2020	SSB	-	(33,742)	(33,742)
USD	1,232,933	EUR	1,235,403	1/23/2020	SSB	-	(2,470)	(2,470)

						$2,103	$(167,394)	$(165,291)

*    All values denominated in USD

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2019, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$6,153,363	$-	$6,153,363
Foreign Corporate Obligations	-	47,252,373	-	47,252,373
Foreign Sovereign Obligations	-	2,506,302	-	2,506,302
Asset-Backed Obligations	-	8,190,382	-	8,190,382
Collateralized Mortgage Obligations	-	1,493,051	-	1,493,051
U.S. Treasury Obligations	-	29,828,276	-	29,828,276
Short-Term Investments	4,510,456	-	-	4,510,456

Total Investments in Securities - Assets	$4,510,456	$95,423,747	$-	$99,934,203

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$2,103	$-	$2,103

Total Financial Derivative Instruments - Assets	$-	$2,103	$-	$2,103

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(167,394)	$-	$(167,394)

Total Financial Derivative Instruments - Liabilities	$-	$(167,394)	$-	$(167,394)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2019 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund
Assets:
Investments in unaffiliated securities, at fair value†	$162,548,380	$95,423,747
Investments in affiliated securities, at fair value‡	11,048,306	4,510,456
Foreign currency, at fair value^	-	634,956
Cash with brokers	64,544,769	-
Dividends and interest receivable	1,318,238	1,156,011
Receivable for investments sold	287,983	451,188
Receivable for fund shares sold	60,712	462,415
Receivable for expense reimbursement (Note 2)	-	19,955
Unrealized appreciation from forward foreign currency contracts	-	2,103
Prepaid expenses	255,217	80,647

Total assets	240,063,605	102,741,478

Liabilities:
Payable for investments purchased	9,348	2,392,917
Payable for fund shares redeemed	458,628	79,151
Payable for expense reimbursement (Note 2)	5,541	-
Securities sold short, at fair value±	67,786,482	-
Cash due to custodian	160	-
Written options at fair value (premium received $252,938)	202,470	-
Dividends and interest expense payable	41,687	823
Management and sub-advisory fees payable (Note 2)	192,656	51,849
Service fees payable (Note 2)	19,075	6,254
Transfer agent fees payable (Note 2)	50,096	4,785
Custody and fund accounting fees payable	8,648	32,309
Professional fees payable	48,184	37,329
Payable for prospectus and shareholder reports	5,386	-
Unrealized depreciation from forward foreign currency contracts	-	167,394
Other liabilities	3,230	6,655

Total liabilities	68,831,591	2,779,466

Net assets	$171,232,014	$99,962,012

Analysis of net assets:
Paid-in-capital	$173,849,358	$115,185,885
Total distributable earnings (deficits)A	(2,617,344)	(15,223,873)

Net assets	$171,232,014	$99,962,012

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2019 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	9,833	869,499

Y Class	16,787,871	6,824,704

Investor Class	89,663	999,320

A Class	N/A	694,569

C Class	N/A	220,617

Ultra Class	N/A	9,600

Net assets:
Institutional Class	$99,710	$9,067,460

Y Class	$170,222,758	$71,027,248

Investor Class	$909,546	$10,318,176

A Class	N/A	$7,174,806

C Class	N/A	$2,273,927

Ultra Class	N/A	$100,395

Net asset value, offering and redemption price per share:
Institutional Class	$10.14	$10.43

Y Class	$10.14	$10.41

Investor Class	$10.14	$10.33

A Class	N/A	$10.33

A Class (offering price)	N/A	$10.73

C Class	N/A	$10.31

Ultra Class	N/A	$10.46

† Cost of investments in unaffiliated securities	$150,240,467	$93,706,474
‡ Cost of investments in affiliated securities	$11,048,306	$4,510,456
^ Cost of foreign currency	$-	$625,940
± Proceeds of securities sold short	$59,871,718	$-

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2019 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund
Investment income:
Dividend income from unaffiliated securities	$772,887	$-
Dividend income from affiliated securities (Note 8)	118,481	26,647
Interest income (net of foreign taxes)†	3,306,904	1,263,628

Total investment income	4,198,272	1,290,275

Expenses:
Management and sub-advisory fees (Note 2)	1,241,394	247,793
Transfer agent fees:
Institutional Class (Note 2)	1,757	-
Y Class (Note 2)	53,248	15,953
Investor Class	2,399	706
A Class	-	295
C Class	-	262
Ultra Class	-	129
Custody and fund accounting fees	25,795	24,506
Professional fees	69,343	77,572
Registration fees and expenses	44,815	49,524
Service fees (Note 2):
Investor Class	874	6,469
A Class	-	1,294
C Class	-	1,694
Distribution fees (Note 2):
A Class	-	8,601
C Class	-	9,517
Prospectus and shareholder report expenses	4,369	10,873
Trustee fees (Note 2)	6,910	1,587
Prime broker fees	343,661	-
Dividends and interest on securities sold short	332,757	-
Other expenses	4,142	11,796

Total expenses	2,131,464	468,571

Net fees waived and expenses (reimbursed) / recouped (Note 2)	37,202	(142,828)

Net expenses	2,168,666	325,743

Net investment income	2,029,606	964,532

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	5,988,928	326,941
Foreign currency transactions	-	(262,926)
Forward foreign currency contracts	-	(145,665)
Written options contracts	941,114	-
Short sales	(6,584,174)	-
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	(2,366,454)	1,712,192
Foreign currency transactions	-	34,011
Forward foreign currency contracts	-	258,374
Written options contracts	193,921	-
Short sales	4,310,078	-

Net gain from investments	2,483,413	1,922,927

Net increase in net assets resulting from operations	$4,513,019	$2,887,459

† Foreign taxes	$-	$182
A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SSI Alternative Income Fund@				TwentyFour Strategic Income Fund
	Six Months Ended December 31, 2019	Period from 4/1/2019 through 6/30/2019#		Year Ended March 31, 2019	Six Months Ended December 31, 2019	Year Ended June 30, 2019
	(unaudited)				(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$2,029,606	$1,426,359		$5,700,239	$964,532	$2,786,491
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, written options contracts, and short sales	345,868	888,504		5,421,515	(81,650)	1,220,427
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, written options contracts, and short sales	2,137,545	1,272,754		(3,020,231)	2,004,577	1,116,681

Net increase in net assets resulting from operations	4,513,019	3,587,617		8,101,523	2,887,459	5,123,599

Distributions to shareholders:
Total retained earnings:* †
Institutional ClassA	(3,660)	-		-	(184,284)	(1,441,555)
Y Class	(6,924,234)	-	B	(5,245,637)	(998,626)	(1,666,141)
Investor Class	(31,372)	-	C	(33,530)	(93,868)	(76,834)
A Class	-	-		-	(139,122)	(136,279)
C Class	-	-		-	(32,494)	(45,547)
Ultra Class	-	-		-	(74,691)	(492,467)

Net distributions to shareholders	(6,959,266)	-		(5,279,167)	(1,523,085)	(3,858,823)

Capital share transactions (Note 10):
Proceeds from sales of shares	11,680,511	7,412,899		79,669,135	47,754,058	23,533,149
Reinvestment of dividends and distributions	5,192,445	-		4,621,235	1,438,909	3,843,791
Issued in reorganization	-	-		-	-	55,815,668
Cost of shares redeemed	(71,522,073)	(62,959,198)		(89,455,597)	(17,366,281)	(56,810,990)

Net increase (decrease) in net assets from capital share transactions	(54,649,117)	(55,546,299)		(5,165,227)	31,826,686	26,381,618

Net increase (decrease) in net assets	(57,095,364)	(51,958,682)		(2,342,871)	33,191,060	27,646,394

Net assets:
Beginning of period	228,327,378	280,286,060		282,628,931	66,770,952	39,124,558

End of period	$171,232,014	$228,327,378		$280,286,060	$99,962,012	$66,770,952

# Fiscal year end changed from March 31 to June 30.
@ Formerly known as Palmer Square SSI Alternative Income Fund.
* Distributions from net investment income and net realized capital gains are combined for the year ended March 31, 2019 for the SSI Alternative Income Fund.
† Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019.
A Class commenced operations May 20, 2019 in the SSI Alternative Income Fund.
B Formerly known as Class I.
C Formerly known as Class A.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of December 31, 2019, the Trust consists of thirty-two active series, two of which are presented in this filing: American Beacon SSI Alternative Income Fund and American Beacon TwentyFour Strategic Income Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018, and has been updated accordingly with no material impact on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended December 31, 2019, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third-party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Ultra	Large institutional investors - sold directly or through intermediary channels.	$350,000,000

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The SSI Alternative Income Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a semi-annual basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The TwentyFour Strategic Income Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with TwentyFour Asset Management (US) LP (the “Sub-Advisor”) pursuant to which the Funds has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

SSI Alternative Income Fund

First $300 million	0.95%
Over $300 million	0.85%

Twenty-Four Strategic Income Fund

First $1 billion	0.32%
Over $1 billion	0.27%

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2019 were as follows:

SSI Alternative Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$334,555
Sub-Advisor Fees	0.95%	906,839

Total	1.30%	$1,241,394

TwentyFour Strategic Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$130,741
Sub-Advisor Fees	0.32%	117,052

Total	0.67%	$247,793

Distribution Plans

The Funds, except for the A and C Classes of the TwentyFour Strategic Income Fund, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Class of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets attributable to the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Y Classes on an annual basis. During the period ended December 31, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SSI Alternative Income	$39,475
TwentyFour Strategic Income	13,766

As of December 31, 2019, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
TwentyFour Strategic Income	$4,001

As of December 31, 2019, the Manager owed the Fund the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees*
SSI Alternative Income	$11,140

*	This balance is presented as a contra liability as of December 31, 2019.

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2019, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SSI Alternative Income	$6,168
TwentyFour Strategic Income	1,465

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2019, the Funds did not utilize the credit facility.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended December 31, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap		Expenses Ineligible for Recoupment		Expiration of Reimbursed Expenses
Fund	Class	7/1/2019 - 12/31/2019	Reimbursed Expenses		(Recouped) Expenses
SSI Alternative Income	Institutional	1.49%	$1,759	$-	$(16)	2022-2023
SSI Alternative Income	Y	1.56%	-	-	(40,656)	2022-2023
SSI Alternative Income	Investor	1.81%	2,002	-	(291)	2022-2023
TwentyFour Strategic Income	Institutional	0.72%	17,476	-	-	2022-2023
TwentyFour Strategic Income	Y	0.82%	92,525	-	-	2022-2023
TwentyFour Strategic Income	Investor	1.09%	10,961	-	(2,890)	2022-2023
TwentyFour Strategic Income	A	1.12%	10,742	-	-	2022-2023
TwentyFour Strategic Income	C	1.87%	4,592	-	(119)	2022-2023
TwentyFour Strategic Income	Ultra	0.67%	8,236	-	-	2022-2023

Of these amounts, $19,955 were disclosed as a receivable from the Manager for the TwentyFour Strategic Income Fund and $5,541 was disclosed as a payable to the Manager for the SSI Alternative Income Fund on the Statements of Assets and Liabilities at December 31, 2019.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022 and 2023. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SSI Alternative Income	$40,963	$273,156	-	2021-2022
TwentyFour Strategic Income	53,718	150,666	-	2019-2020
TwentyFour Strategic Income	(50,828)	215,369	-	2020-2021
TwentyFour Strategic Income	119	381,614	-	2021-2022

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2019, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 32% for the SSI Alternative Income Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended December 31, 2019, RID collected $4,977 for TwentyFour Strategic Income Fund from the sale of Class A Shares.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2019, CDSC fees of $1,250 were collected for the Class A Shares of TwentyFour Strategic Income Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, CDSC fees of $108 were collected for the Class C Shares of TwentyFour Strategic Income Fund.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds are permitted to invest in ABS, subject to the Funds’ rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Collateralized Loan Obligations

The TwentyFour Strategic Income Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are types of ABS. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management fees and administrative expenses.

For CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Funds intend to diversify their holdings among multiple issuers.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the sub-advisor, as applicable, may determine that certain securities qualified for trading under

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended December 31, 2019 are disclosed in the Notes to the Schedules of Investments.

Mortgage-Related and Other Asset-Backed Securities

The TwentyFour Strategic Income Fund may invest in mortgage-backed securities consisting of collateralized mortgage obligations and mortgage pass-through certificates. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include commercial mortgage-backed securities (“CMBS) collateralized mortgage obligations (“CMOs”), mortgage pass-through-backed securities, mortgage dollar rolls, CMO residuals or, stripped mortgage-backed securities (“SMBS”).

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Short Sales

The SSI Alternative Income Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. The Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of December 31, 2019, short positions were held by the Fund and are disclosed in the Schedule of Investments. For the same period herein, securities pledged as collateral for short sales are disclosed in the Fund’s Schedule of Investments, and cash collateral for short sales are reflected as “Cash with brokers” on the Statements of Assets and Liabilities.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Funds’ exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Funds’ exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Funds writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Funds, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Funds’ exposure to unfavorable movements of the underlying instrument. The Funds pay a premium which is included on the Funds’ Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

During the period ended December 31, 2019, the SSI Alternative Income Fund purchased/sold options primarily for hedging.

Average Option Notional Amounts Outstanding Period Ended December 31, 2019
Fund	Purchased Contracts	Written Contracts
SSI Alternative Income	$-	$124,925

Straddle Options

The Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Foreign Currency Contracts

The TwentyFour Strategic Income Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended December 31, 2019, the TwentyFour Strategic Income Fund entered into forward foreign currency contracts primarily for hedging.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended December 31, 2019
Fund	Purchased Contracts	Sold Contracts
TwentyFour Strategic Income	$658,666	$44,922,334

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SSI Alternative Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2019:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts outstanding	$–	$–	$–	$–	$(202,470)	$(202,470)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts	$–	$–	$–	$–	$941,114	$941,114

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts	$–	$–	$–	$–	$193,921	$193,921

TwentyFour Strategic Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2019:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$2,103	$–	$–	$–	$2,103

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(167,394)	$–	$–	$–	$(167,394)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(145,665)	$–	$–	$–	$(145,665)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$258,374	$–	$–	$–	$258,374

(1) See Note 3 in the Notes to Financial Statements for additional information.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2019.

SSI Alternative Income Fund

Offsetting of Financial and Derivative Assets as of December 31, 2019:
	Assets	Liabilities
Written Options Contracts	$-	$202,470

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$202,470

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(202,470)

TwentyFour Strategic Income Fund

Offsetting of Financial and Derivative Assets as of December 31, 2019:
	Assets	Liabilities
Forward Foreign Currency Contracts	$2,103	$167,394

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,103	$167,394

Total derivative assets and liabilities subject to an MNA	$2,103	$167,394

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2019:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
State Street Bank & Trust Co.	$2,103	$(2,103)	$-	$-	$-
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$167,394	$(2,103)	$-	$-	$165,291

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Callable Securities Risk

The SSI Alternative Income Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates. Thus, the Fund’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on the Fund’s total return.

Convertible Securities Risk

The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Fund may effect derivative transactions are over-the-counter (“OTC”) or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights

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Notes to Financial Statements

December 31, 2019 (Unaudited)

the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by investing in securities denominated in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, non-U.S. currency futures contracts, options on non-U.S. currencies and non-U.S. currency futures and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Fund could also result in increased realized net capital gains, distributions of which are taxable to the Fund’s shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Bond Risk

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of seven years, a 1% increase in interest rates could be expected to result in a 7% decrease in the value of the bond. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase or decrease rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Funds. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Funds are exposed to such interest rates.

LIBOR Risk

The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

Liquidity Risk

When there is little or no active trading market for a specific security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

on the Fund’s NAV and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments, the Federal Reserve, and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

A rise in protectionist trade policies, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risk of a trade dispute between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Market Timing Risk

Because the Funds invest in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Funds generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds, exchange-traded funds (“ETFs”) and business development companies (“BDCs”). To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees. BDCs generally invest in small developing companies, private companies, and thinly traded securities of public companies, and many debt instruments in which a BDC may invest may not be rated by a credit rating agency and may be below investment grade quality. The Funds’ investments in BDCs may be subject to certain additional risks, including competition for limited investment opportunities, the liquidity of a BDC’s investments, uncertainty as to the value of a BDC’s investments, risks associated with access to capital and leverage, and reliance on the management of a BDC.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Restricted Securities Risk

Section 4(a)(2) and other restricted securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a Section 4(a)(2) security when the sub-advisor consider it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. Although there is a substantial institutional market for Section 4(a)(2) securities, it is not possible to predict exactly how the market for such securities will develop. A Section 4(a)(2) security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering Section 4(a)(2) securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Short Position Risk

The SSI Alternative Income Fund’s short positions are subject to special risks. A short sale is effected by selling a security that the Fund does not own, or selling a security that the Fund owns but that it does not deliver upon consummation of the sale. In order to make delivery to the buyer of a security sold short, the Fund must borrow the security. In so doing, it incurs the obligation to replace that security, whatever its price may be, at the time it is required to deliver it to the lender. The Fund must also pay to the lender of the security any dividends or interest payable on the security during the borrowing period and may have to pay a premium to borrow the security. This obligation must, unless the Fund then owns or has the right to obtain, without payment, securities identical to those sold short, be collateralized by a deposit of cash or marketable securities with the lender. Short selling is subject to a theoretically unlimited risk of loss because there is no limit on how much the price of a security may appreciate before the short position is closed out. There can be no assurance that the securities necessary to cover the short position will be available for purchase by the Fund. In addition, purchasing securities to close out the short position can itself cause the price of the relevant securities to rise further, thereby increasing any loss incurred by the Fund. Furthermore, the Fund may be forced to close out a short position prematurely if a counterparty from which the Fund borrowed securities demands their return, resulting in a loss on what might otherwise have been a profitable position. The Fund may also enter into a short position through a forward commitment or via an option, futures contract or swap agreement. If the price of the security or derivative has increased during the time the Fund holds the short position, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to the third party. Therefore, short positions involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. The Fund’s losses are potentially unlimited in a short position because the price appreciation of the security that the Fund is required to purchase is unlimited. In addition, because the Fund may invest the proceeds of a short sale, the Fund may be subject to the effect of leverage, in that it amplifies changes in the Fund’s NAV since it increases the exposure of the Fund to the market. If such instruments are traded OTC, the Fund is subject to the risk that the counterparty may fail to honor its contract terms, causing a loss to the Fund.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy,

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

(5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in securities issued by government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (“GNMA”); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund holds securities of such issuer, it might not be able to recover its investment from the U.S. Government.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2019 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TwentyFour Strategic Income	$98,639,679	$2,152,321	$(829,152)	$1,323,169
SSI Alternative Income Fund	165,406,599	13,324,553	(12,998,762)	325,791

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2019, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SSI Alternative Income	$3,401,983	$-
TwentyFour Strategic Income	7,395,423	9,979,817

SSI Alternative Income utilized $2,442,060 in short-term capital loss carryforwards during the year ending June 30, 2019. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
SSI Alternative Income	$91,686,414	$–	$121,735,070	$–
TwentyFour Strategic Income	36,602,262	39,899,904	19,995,190	21,008,190

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2019 were as follows:

Fund	Type of Transaction	June 30, 2019 Shares/Fair Value	Purchases	Sales	December 31, 2019 Shares/Fair Value	Dividend Income
SSI Alternative Income	Direct	$23,145,110	$49,994,854	$62,091,658	$11,048,306	$118,481
TwentyFour Strategic Income	Direct	1,319,812	49,772,531	46,581,887	4,510,456	26,647

9.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2019, the Funds did not utilize this facility.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended December 31, 2019		May 20, 2019A - June 30, 2019
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	–	$–	9,833	$100,000
Reinvestment of dividends	–	–	–	–
Shares redeemed	–	–	–	–

Net increase in shares outstanding	–	$–	9,833	$100,000

	Y Class
	Six Months Ended December 31, 2019		Period Ended June 30, 2019		Year Ended March 31, 2019
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,130,431	$11,563,025	701,747	$7,117,392	7,957,248	$79,355,790
Reinvestment of dividends	509,524	5,161,481	–	–	462,665	4,588,864
Shares redeemed	(6,986,915)	(71,347,653)	(6,172,159)	(62,841,558)	(8,630,606)	(86,477,727)

Net (decrease) in shares outstanding	(5,346,960)	$(54,623,147)	(5,470,412)	$(55,724,166)	(210,693)	$(2,533,073)

	Investor Class
	Six Months Ended December 31, 2019		Period Ended June 30, 2019		Year Ended March 31, 2019
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,431	$117,486	19,211	$195,507	31,207	$313,345
Reinvestment of dividends	3,056	30,964	–	–	3,246	32,371
Shares redeemed	(17,034)	(174,420)	(11,550)	(117,640)	(297,247)	(2,977,870)

Net increase (decrease) in shares outstanding	(2,547)	$(25,970)	7,661	$77,867	(262,794)	$(2,632,154)

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	33,524	$346,542	127,229	$1,275,666
Reinvestment of dividends	17,712	182,738	146,814	1,440,934
Issued in Reorganization	–	–	4,054,363	40,388,350
Shares redeemed	(58,026)	(598,762)	(4,093,529)	(40,753,632)

Net increase (decrease) in shares outstanding	(6,790)	$(69,482)	234,877	$2,351,318

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	3,441,572	$35,572,021	1,691,016	$16,773,603
Reinvestment of dividends	96,487	994,890	167,939	1,658,061
Issued in Reorganization	–	–	925,963	9,207,495
Shares redeemed	(496,409)	(5,112,381)	(1,216,828)	(11,983,051)

Net increase in shares outstanding	3,041,650	$31,454,530	1,568,090	$15,656,108

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	888,039	$9,112,270	41,921	$417,210
Reinvestment of dividends	9,009	92,432	7,825	76,834
Issued in Reorganization	–	–	310,870	3,077,148
Shares redeemed	(37,873)	(388,114)	(347,339)	(3,410,547)

Net increase in shares outstanding	859,175	$8,816,588	13,277	$160,645

	A Class
	Six Months Ended December 31, 2019		October 29, 2018A to June 30, 2019
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	193,607	$1,981,875	471,100	$4,648,441
Reinvestment of dividends	13,476	137,825	13,532	132,650
Issued in Reorganization	–	–	165,011	1,633,201
Shares redeemed	(129,866)	(1,329,921)	(32,291)	(317,909)

Net increase in shares outstanding	77,217	$789,779	617,352	$6,096,383

	C Class
	Six Months Ended December 31, 2019		October 29, 2018A to June 30, 2019
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	72,461	$741,350	41,748	$418,229
Reinvestment of dividends	3,039	31,024	4,390	42,846
Issued in Reorganization	–	–	152,546	1,509,474
Shares redeemed	(18,507)	(189,103)	(35,060)	(345,851)

Net increase in shares outstanding	56,993	$583,271	163,624	$1,624,698

	Ultra Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Reinvestment of dividends	–	–	49,657	492,466
Shares redeemed	(944,583)	(9,748,000)	–	–

Net increase (decrease) in shares outstanding	(944,583)	$(9,748,000)	49,657	$492,466

A Commencement of operations.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2019		May 20, 2019A to June 30, 2019#

	(unaudited)
Net asset value, beginning of period	$10.27		$10.17

Income (loss) from investment operations:
Net investment income	0.11		0.03
Net gains on investments (both realized and unrealized)	0.13		0.07

Total income (loss) from investment operations	0.24		0.10

Less distributions:
Dividends from net investment income	(0.37)		-
Distributions from net realized gains	-		-

Total distributions	(0.37)		-

Net asset value, end of period	$10.14		$10.27

Total returnB	2.39	%C	0.98	%C

Ratios and supplemental data:
Net assets, end of period	$99,710		$100,976
Ratios to average net assets:
Expenses, before reimbursements	5.64	%D	2.76	%D
Expenses, net of reimbursements	2.21	%D E	1.83	%D E
Net investment income (loss), before expense reimbursements	(1.24	)%D	1.41	%D
Net investment income, net of reimbursements	2.20	%D	2.34	%D
Portfolio turnover rate	87	%C	20%

#	Fiscal year end changed from March 31st to June 30th.
A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.49% and 1.49% for the periods ended December 31 and June 30, 2019, respectively.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y ClassA
	Six Months Ended December 31,		April 1, 2019 to June 30,		Year Ended March 31,
	2019		2019#		2019		2018		2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$10.27		$10.12		$10.04		$9.90		$9.33		$9.94		$10.30

Income (loss) from investment operations:
Net investment income	0.13		0.08		0.20	B	0.19	B	0.21	B	0.20	B	0.07	B
Net gains (losses) on investments (both realized and unrealized)	0.11		0.07		0.07		0.13		0.49		(0.51)		(0.20)

Total income (loss) from investment operations	0.24		0.15		0.27		0.32		0.70		(0.31)		(0.13)

Less distributions:
Dividends from net investment income	(0.37)		-		(0.19)		(0.18)		(0.13)		(0.30)		(0.06)
Distributions from net realized gains	-		-		-		-		-		-		(0.17)

Total distributions	(0.37)		-		(0.19)		(0.18)		(0.13)		(0.30)		(0.23)

Net asset value, end of period	$10.14		$10.27		$10.12		$10.04		$9.90		$9.33		$9.94

Total return	2.35	%D	1.48	%C D	2.71	%E	3.28	%E	7.54	%E	(3.19	)%E	(1.25	)%E

Ratios and supplemental data:
Net assets, end of period	$170,222,758		$227,279,618		$279,429,760		$281,239,955		$295,950,357		$263,248,666		$439,338,571
Ratios to average net assets:
Expenses, before reimbursements	2.22	%G	2.14	%G	1.79	%F	1.76	%F	2.06	%F	2.10	%F	2.09	%F
Expenses, net of reimbursements	2.27	%G H	1.71	%G H	1.79	%F	1.76	%F	2.06	%F	2.09	%F	2.11	%F
Net investment income, before expense reimbursements	2.17	%G	1.81	%G	1.99%		1.85%		2.12%		2.04%		0.70%
Net investment income, net of reimbursements	2.13	%G	2.24	%G	1.99%		1.85%		2.12%		2.05%		0.68%
Portfolio turnover rate	87	%D	20	%D	76%		52%		54%		66%		104%

#	Fiscal year end changed from March 31st to June 30th.
A	On May 17, 2019, Class I was re-designated as Y Class.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that shareholder would pay on Fund distributions or the redemption of Fund shares.

F

If interest expense, dividends on securities sold short and shareholder servicing fees had been excluded, the expense ratios would have been lowered by 0.30%, 0.27%, 0.57%, 0.60%, and 0.62% for the periods ended March 31, respectively.

G	Annualized.
H

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.56% and 1.54% for the periods ended December 31 and June 30, 2019, respectively.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor ClassA
	Six Months Ended December 31,		April 1, 2019 to June 30,		Year Ended March 31,
	2019		2019#		2019		2018		2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$10.27		$10.13		$10.04		$9.90		$9.32		$9.93		$10.29

Income (loss) from investment operations:
Net investment income	0.10		0.03		0.17	B	0.16	B	0.18	B	0.17	B	0.04	B
Net gains (losses) on investments (both realized and unrealized)	0.12		0.11		0.07		0.13		0.50		(0.51)		(0.18)

Total income (loss) from investment operations	0.22		0.14		0.24		0.29		0.68		(0.34)		(0.14)

Less distributions:
Dividends from net investment income	(0.35)		-		(0.15)		(0.15)		(0.10)		(0.27)		(0.05)
Distributions from net realized gains	-		-		-		-		-		-		(0.17)

Total distributions	(0.35)		-		(0.15)		(0.15)		(0.10)		(0.27)		(0.22)

Net asset value, end of period	$10.14		$10.27		$10.13		$10.04		$9.90		$9.32		$9.93

Total return	2.18	%D	1.38	%C D	2.47	%E	2.99	%E	7.33	%E	(3.51	)%E	(1.40	)%E

Ratios and supplemental data:
Net assets, end of period	$909,546		$946,784		$856,300		$1,256,917		$4,639,463		$6,669,496		$14,719,862
Ratios to average net assets:
Expenses, before reimbursements	2.90	%G	2.39	%G	2.04	%F	2.01	%F	2.31	%F	2.35	%F	2.34	%F
Expenses, net of reimbursements	2.52	%H	1.98	%G H	2.04	%F	2.01	%F	2.31	%F	2.34	%F	2.36	%F
Net investment income, before expense reimbursements	1.51	%G	1.62	%G	1.74%		1.60%		1.87%		1.79%		0.45%
Net investment income, net of reimbursements	1.89	%G	2.04	%G	1.74%		1.60%		1.87%		1.80%		0.43%
Portfolio turnover rate	87	%D	20	%D	76%		52%		54%		66%		104%

#	Fiscal year end changed from March 31st to June 30th.
A	On May 17, 2019, Class A was re-designated as Investor Class.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F

If interest expense, dividends on securities sold short and shareholder servicing fees had been excluded, the expense ratios would have been lowered by 0.30%, 0.27%, 0.57%, 0.60%, and 0.62% for the periods ended March 31, respectively.

G	Annualized.
H

Includes non-operating expenses consisting of prime broker, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.81% and 1.81% for the periods ended December 31 and June 30, 2019, respectively.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31,		Year Ended June 30,			April 3, 2017A to June 30,
	2019		2019		2018	2017

	(unaudited)
Net asset value, beginning of period	$10.24		$10.07		$10.17	$10.00

Income (loss) from investment operations:
Net investment income	0.14		0.43	B	0.44	0.20
Net gains (losses) on investments (both realized and unrealized)	0.26		0.27		(0.09)	0.06

Total income (loss) from investment operations	0.40		0.70		0.35	0.26

Less distributions:
Dividends from net investment income	(0.21)		(0.52)		(0.45)	-
Distributions from net realized gains	-		(0.01)		-	-
Tax return of capitalC	-		-		-	(0.09)

Total distributions	(0.21)		(0.53)		(0.45)	(0.09)

Net asset value, end of period	$10.43		$10.24		$10.07	$10.17

Total returnD	3.96	%E	7.27%		3.49%	2.58	%E

Ratios and supplemental data:
Net assets, end of period	$9,067,460		$8,968,940		$6,460,768	$102,562
Ratios to average net assets:
Expenses, before reimbursements	1.14	%F	1.22%		1.74%	9.14	%F
Expenses, net of reimbursements	0.72	%F	0.72%		0.72%	0.72	%F
Net investment income (loss), before expense reimbursements	2.32	%F	3.81%		3.22%	(3.68	)%F
Net investment income, net of reimbursements	2.74	%F	4.31%		4.24%	4.74	%F
Portfolio turnover rate	59	%E	198%		135%	27	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		Year Ended June 30,		April 3, 2017A to June 30,
	2019		2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$10.22		$10.06	$10.16	$10.00

Income (loss) from investment operations:
Net investment income	0.19		0.42	0.46	0.11
Net gains (losses) on investments (both realized and unrealized)	0.21		0.27	(0.11)	0.14

Total income (loss) from investment operations	0.40		0.69	0.35	0.25

Less distributions:
Dividends from net investment income	(0.21)		(0.52)	(0.45)	-
Distributions from net realized gains	-		(0.01)	-	-
Tax return of capitalB	-		-	-	(0.09)

Total distributions	(0.21)		(0.53)	(0.45)	(0.09)

Net asset value, end of period	$10.41		$10.22	$10.06	$10.16

Total returnC	3.97	%D	7.18%	3.49%	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$71,027,248		$38,664,428	$22,277,957	$657,411
Ratios to average net assets:
Expenses, before reimbursements	1.20	%E	1.42%	1.78%	7.64	%E
Expenses, net of reimbursements	0.82	%E	0.82%	0.82%	0.82	%E
Net investment income (loss), before expense reimbursements	2.24	%E	3.60%	3.25%	(2.94	)%E
Net investment income, net of reimbursements	2.62	%E	4.20%	4.21%	3.88	%E
Portfolio turnover rate	59	%D	198%	135%	27	%D

A	Commencement of operations.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		Year Ended June 30,		April 3, 2017A to June 30,
	2019		2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$10.15		$10.02	$10.16	$10.00

Income (loss) from investment operations:
Net investment income	0.29		0.38	0.43	0.14
Net gains (losses) on investments (both realized and unrealized)	0.10		0.27	(0.12)	0.11

Total income (loss) from investment operations	0.39		0.65	0.31	0.25

Less distributions:
Dividends from net investment income	(0.21)		(0.51)	(0.45)	–
Distributions from net realized gains	–		(0.01)	–	–
Tax return of capitalB	–		–	–	(0.09)

Total distributions	(0.21)		(0.52)	(0.45)	(0.09)

Net asset value, end of period	$10.33		$10.15	$10.02	$10.16

Total returnC	3.89	%D	6.84%	3.09%	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$10,318,176		$1,422,906	$1,271,611	$240,201
Ratios to average net assets:
Expenses, before reimbursements	1.44	%E	1.69%	2.16%	10.00	%E
Expenses, net of reimbursements	1.09	%E	1.09%	1.09%	1.09	%E
Net investment income (loss), before expense reimbursements	1.96	%E	3.30%	2.89%	(4.86	)%E
Net investment income, net of reimbursements	2.31	%E	3.90%	3.96%	4.06	%E
Portfolio turnover rate	59	%D	198%	135%	27	%D

A	Commencement of operations.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31,		October 29, 2018A to June 30,
	2019		2019

	(unaudited)
Net asset value, beginning of period	$10.16		$9.95

Income (loss) from investment operations:
Net investment income	0.13		0.33
Net gains on investments (both realized and unrealized)	0.25		0.26

Total income (loss) from investment operations	0.38		0.59

Less distributions:
Dividends from net investment income	(0.21)		(0.37)
Distributions from net realized gains	-		(0.01)

Total distributions	(0.21)		(0.38)

Net asset value, end of period	$10.33		$10.16

Total returnB	3.77	%C	6.18	%C

Ratios and supplemental data:
Net assets, end of period	$7,174,806		$6,270,835
Ratios to average net assets:
Expenses, before reimbursements	1.43	%D	1.78	%D
Expenses, net of reimbursements	1.12	%D	1.12	%D
Net investment income, before expense reimbursements	2.03	%D	3.30	%D
Net investment income, net of reimbursements	2.34	%D	3.96	%D
Portfolio turnover rate	59	%C	198	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31,		October 29, 2018A to June 30,
	2019		2019

	(unaudited)
Net asset value, beginning of period	$10.14		$9.95

Income (loss) from investment operations:
Net investment income	0.12		0.24
Net gains on investments (both realized and unrealized)	0.23		0.30

Total income (loss) from investment operations	0.35		0.54

Less distributions:
Dividends from net investment income	(0.18)		(0.34)
Distributions from net realized gains	-		(0.01)

Total distributions	(0.18)		(0.35)

Net asset value, end of period	$10.31		$10.14

Total returnB	3.44	%C	5.63	%C

Ratios and supplemental data:
Net assets, end of period	$2,273,927		$1,659,229
Ratios to average net assets:
Expenses, before reimbursements	2.34	%D	2.58	%D
Expenses, net of reimbursements	1.87	%D	1.87	%D
Net investment income, before expense reimbursements	1.12	%D	2.50	%D
Net investment income, net of reimbursements	1.59	%D	3.20	%D
Portfolio turnover rate	59	%C	198	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Ultra
	Six Months Ended December 31,		Year Ended June 30,		April 3, 2017A to June 30,
	2019		2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$10.25		$10.08	$10.17	$10.00

Income from investment operations:
Net investment income	0.16	F	0.44	0.47	0.21
Net gains (losses) on investments (both realized and unrealized)	0.26		0.26	(0.11)	0.05

Total income (loss) from investment operations	0.42		0.70	0.36	0.26

Less distributions:
Dividends from net investment income	(0.21)		(0.52)	(0.45)	-
Distributions from net realized gains	-		(0.01)	-	-
Tax return of capitalB	-		-	-	(0.09)

Total distributions	(0.21)		(0.53)	(0.45)	(0.09)

Net asset value, end of period	$10.46		$10.25	$10.08	$10.17

Total returnC	4.14	%D	7.27%	3.59%	2.58	%D

Ratios and supplemental data:
Net assets, end of period	$100,395		$9,784,614	$9,114,222	$15,077,638
Ratios to average net assets:
Expenses, before reimbursements	1.15	%E	1.32%	1.73%	4.61	%E
Expenses, net of reimbursements	0.67	%E	0.67%	0.67%	0.69	%E
Net investment income, before expense reimbursements	2.47	%E	3.69%	3.41%	0.84	%E
Net investment income, net of reimbursements	2.95	%E	4.33%	4.48%	4.77	%E
Portfolio turnover rate	59	%D	198%	135%	27	%D

A	Commencement of operations.
B	Return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Per share amounts have been calculated using the average shares method.

See accompanying notes

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To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SSI Alternative Income Fund and American Beacon TwentyFour Strategic Income Fund are service marks of American Beacon Advisors, Inc.

SAR 12/19

American Beacon® FUNDS

2019 SEMI-ANNUAL REPORT

December 31, 2019

SHAPIRO EQUITY OPPORTUNITIES FUND

SHAPIRO SMID CAP EQUITY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SHAPIRO EQUITY OPPORTUNITIES FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

SHAPIRO SMID CAP EQUITY FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In recent months, you’ve likely seen and heard news reports about disruptive headwinds in the global economy – including the U.S. trade war with China and its toll on the global economy, slowing global growth, the Federal Reserve’s series of rate cuts, Brexit, disruptions in the Middle East and protests in Hong Kong – and watched a flood of reaction in the world’s markets.

As Peter L. Bernstein said in his treatise on risk, Against the Gods: The Remarkable Story of Risk, published by John Wiley & Sons, Inc. in September 1998, “Volatility is a proxy for uncertainty and must be accommodated in measuring investment risk.”

During times of economic uncertainty and market volatility, fear of loss can be a powerful emotion – one that drives many investors to making short-term decisions subject to a variety of potential error-leading biases. Unfortunately, some short-term investment decisions may create more volatility rather than mitigate it.

Instead of dwelling on the markets’ short-term reaction to waves of negative global news, we encourage investors to focus on the horizon instead. Long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should keep in mind the three Ds: direction, discipline and diversification.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Our management approach is more than a concept; it’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards while mitigating volatility and risk.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Shapiro Equity Opportunities FundSM

Performance Overview

December 31, 2019 (Unaudited)

The Investor Class of the American Beacon Shapiro Equity Opportunities Fund (the “Fund”) returned 8.73% for the six months ended December 31, 2019. The Fund underperformed the Russell 3000® Index (the “Index”) return of 10.37% for the same period.

Total Returns for the Period ended December 31, 2019

	Ticker	6 Months*	1 Year	Since Inception 09/12/2017
Institutional Class (1,3)	SHXIX	8.90%	29.99%	10.85%
Y Class (1,3)	SHXYX	8.81%	29.88%	10.81%
Investor Class (1,3)	SHXPX	8.73%	29.56%	10.45%

Russell 3000® Index (2)		10.37%	31.02%	13.48%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving was lower than actual returns shown since inception.

2.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Russell 3000 Index is a registered trademark of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 0.99%, 1.07% and 2.58%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to sector allocation. This was slightly offset by stock selection which contributed positively to relative performance.

From a sector allocation perspective, an overweight to the Materials sector (up 6.1%) and an underweight allocation to the Information Technology sector (up 16.8%) detracted from performance relative to the Index. Conversely, an underweight allocation to the Industrials sector (up 6.5%) contributed positively to the relative performance.

Boosting performance relative to the Index for the period was security selection in the Consumer Staples and Financials sectors. In the Consumer Staples sector, Kroger Co. (up 32.5%) was the largest contributor. In the Financials sector, Bank of America Corp. (up 22.9%) and Regions Financial Corp. (up 17.0%) added to performance. The aforementioned performance was somewhat offset by security selection in the Communications Services sector. Positions in ViacomCBS, Inc., Class B, Non-Voting Shares (down 27.2%) and Lions Gate Entertainment Corp, Class B (down 17.9%) detracted from relative performance.

Looking ahead, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

2

American Beacon Shapiro Equity Opportunities FundSM

Performance Overview

December 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Kroger Co.		5.6
Bank of America Corp.		5.3
Regions Financial Corp.		5.2
FireEye, Inc.		5.1
Graphic Packaging Holding Co.		5.1
Axalta Coating Systems Ltd.		5.0
Apple, Inc.		4.9
AT&T, Inc.		4.8
Hanesbrands, Inc.		4.8
Lions Gate Entertainment Corp., Class B		4.7

Total Fund Holdings	25

Communication Services		19.7
Information Technology		15.7
Consumer Discretionary		14.7
Materials		13.9
Financials		10.6
Industrials		6.6
Energy		6.2
Consumer Staples		5.6
Health Care		4.5
		2.5

3

American Beacon Shapiro SMID Cap Equity FundSM

Performance Overview

December 31, 2019 (Unaudited)

The Investor Class of the American Beacon Shapiro SMID Cap Equity Fund (the “Fund”) returned 7.43% for the six months ended December 31, 2019. The Fund outperformed the Russell 2500® Index (the “Index”) return of 7.14% for the same period.

Total Returns for the Period ended December 31, 2019

	Ticker	6 Months*	1 Year	Since Inception 09/12/2017
Institutional Class (1,3)	SHDIX	7.58%	26.45%	6.00%
Y Class (1,3)	SHDYX	7.49%	26.36%	5.92%
Investor Class (1,3)	SHDPX	7.43%	25.97%	5.62%

Russell 2500® Index (2)		7.14%	27.77%	10.14%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.

The Russell 2500® Index is an unmanaged index that measures the performance of the small to mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,500 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2500 Index and the Russell 3000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 2.85%, 2.88% and 3.88%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period due to stock selection. This was slightly offset by sector allocation which detracted from relative performance.

Most of the Fund’s outperformance related to security selection was attributed to holdings in the Energy and Industrials sectors. In the Energy sector, positions in WPX Energy, Inc. (up 20.8%) and SemGroup Corporation (up 36.4%) were the largest contributors. In the Industrials sector, Maxar Technologies, Inc. (up 100.8%) and BWX Technologies, Inc. (up 20.6%) contributed to performance. The aforementioned outperformance was somewhat offset by security selection in the Communication Services sector. AMC Networks, Inc. (down 27.4%) and Lions Gate Entertainment Corp., Class B (down 18.4%) were the largest detractors from performance.

From a sector allocation perspective, a large overweight allocation in the Communication Services sector (down 0.6%) detracted from value relative to the Index. Additionally, overweighting the Energy sector (down 9.7%) hurt performance. Somewhat offsetting was a null allocation to the Utilities sector (up 4.5%), which added to relative performance.

Looking forward, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

4

American Beacon Shapiro SMID Cap Equity FundSM

Performance Overview

December 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
WPX Energy, Inc.		5.8
Lions Gate Entertainment Corp., Class B		5.4
Axalta Coating Systems Ltd.		5.3
Graphic Packaging Holding Co.		5.3
Regions Financial Corp.		5.2
Cadence BanCorp		5.0
FireEye, Inc.		4.9
Hanesbrands, Inc.		4.9
Kroger Co.		4.9
Urban Outfitters, Inc.		4.9

Total Fund Holdings	28

Sector Allocation (% Equities)
Materials		25.3
Communication Services		17.2
Consumer Discretionary		14.3
Information Technology		12.7
Financials		10.2
Energy		5.8
Industrials		5.3
Consumer Staples		4.9
Health Care		4.3

5

American Beacon FundsSM

Expense Examples

December 31, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

December 31, 2019 (Unaudited)

American Beacon Shapiro Equity Opportunities Fund

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period 7/1/2019-12/31/2019*
Institutional Class
Actual	$1,000.00	$1,089.00	$4.15
Hypothetical**	$1,000.00	$1,021.17	$4.01
Y Class
Actual	$1,000.00	$1,088.10	$4.67
Hypothetical**	$1,000.00	$1,020.66	$4.52
Investor Class
Actual	$1,000.00	$1,087.30	$6.14
Hypothetical**	$1,000.00	$1,019.26	$5.94

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.89%, and 1.17% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

American Beacon Shapiro SMID Cap Equity Fund

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period 7/1/2019-12/31/2019*
Institutional Class
Actual	$1,000.00	$1,075.80	$4.70
Hypothetical**	$1,000.00	$1,020.61	$4.57
Y Class
Actual	$1,000.00	$1,074.90	$5.22
Hypothetical**	$1,000.00	$1,020.11	$5.08
Investor Class
Actual	$1,000.00	$1,074.30	$6.67
Hypothetical**	$1,000.00	$1,018.70	$6.50

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.90%, 1.00%, and 1.28% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.59%

Communication Services - 19.55%

Diversified Telecommunication Services - 4.82%
AT&T, Inc.	118,900	$4,646,612

Entertainment - 10.06%
Lions Gate Entertainment Corp., Class BA	457,900	4,546,947
Live Nation Entertainment, Inc.A	13,500	964,845
Walt Disney Co.	28,950	4,187,038

		9,698,830

Media - 4.67%
ViacomCBS, Inc., Class B	107,300	4,503,381

Total Communication Services		18,848,823

Consumer Discretionary - 14.60%

Automobiles - 4.27%
General Motors Co.	112,600	4,121,160

Hotels, Restaurants & Leisure - 3.33%
Caesars Entertainment Corp.A	235,700	3,205,520

Specialty Retail - 2.21%
Urban Outfitters, Inc.A	76,800	2,132,736

Textiles, Apparel & Luxury Goods - 4.79%
Hanesbrands, Inc.	311,300	4,622,805

Total Consumer Discretionary		14,082,221

Consumer Staples - 5.56%

Food & Staples Retailing - 5.56%
Kroger Co.	184,900	5,360,251

Energy - 6.13%

Oil, Gas & Consumable Fuels - 6.13%
Devon Energy Corp.	124,300	3,228,071
WPX Energy, Inc.A	195,200	2,682,048

		5,910,119

Total Energy		5,910,119

Financials - 10.50%

Banks - 10.50%
Bank of America Corp.	145,700	5,131,554
Regions Financial Corp.	290,900	4,991,844

		10,123,398

Total Financials		10,123,398

Health Care - 4.46%

Pharmaceuticals - 4.46%
Merck & Co., Inc.	47,300	4,301,935

Industrials - 6.50%

Aerospace & Defense - 2.10%
Maxar Technologies, Inc.A B	129,300	2,026,131

See accompanying notes

8

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.59% (continued)

Industrials - 6.50% (continued)

Air Freight & Logistics - 4.40%
FedEx Corp.	28,070	$4,244,465

Total Industrials		6,270,596

Information Technology - 15.56%

Electronic Equipment, Instruments & Components - 4.31%
Corning, Inc.	142,900	4,159,819

Semiconductors & Semiconductor Equipment - 1.23%
Entegris, Inc.	23,625	1,183,376

Software - 5.14%
FireEye, Inc.A	299,700	4,954,041

Technology Hardware, Storage & Peripherals - 4.88%
Apple, Inc.	16,015	4,702,805

Total Information Technology		15,000,041

Materials - 13.73%

Chemicals - 8.63%
Albemarle Corp.	48,200	3,520,528
Axalta Coating Systems Ltd.A	157,900	4,800,160

		8,320,688

Containers & Packaging - 5.10%
Graphic Packaging Holding Co.	295,300	4,916,745

Total Materials		13,237,433

Total Common Stocks (Cost $89,348,659)		93,134,817

EXCHANGE-TRADED INSTRUMENTS - 2.47% (Cost $1,890,603)

Exchange-Traded Funds - 2.47%
SPDR S&P 500 ETF Trust	7,400	2,381,764

SHORT-TERM INVESTMENTS - 0.75% (Cost $720,817)

Investment Companies - 0.75%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%C D	720,817	720,817

SECURITIES LENDING COLLATERAL - 0.50% (Cost $487,679)

Investment Companies - 0.50%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%C D	487,679	487,679

TOTAL INVESTMENTS - 100.31% (Cost $92,447,758)		96,725,077
LIABILITIES, NET OF OTHER ASSETS - (0.31%)		(302,956)

TOTAL NET ASSETS - 100.00%		$96,422,121

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S.Treasuries, at December 31, 2019 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ETF - Exchange-Traded Fund.

SPDR - Standard & Poor’s Depositary Receipt.

S&P 500 - Standard & Poor’s U.S. Equity Large-Cap Index.

See accompanying notes

9

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2019, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$93,134,817	$-	$-	$93,134,817
Exchange-Traded Instruments	2,381,764	-	-	2,381,764
Short-Term Investments	720,817	-	-	720,817
Securities Lending Collateral	487,679	-	-	487,679

Total Investments in Securities - Assets	$96,725,077	$-	$-	$96,725,077

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

10

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.45%

Communication Services - 17.08%

Entertainment - 12.96%
IMAX Corp.A	13,400	$273,762
Liberty Media Corp-Liberty Braves, Class CA B	6,200	183,148
Lions Gate Entertainment Corp., Class BA	38,600	383,298
Live Nation Entertainment, Inc.A	1,100	78,617

		918,825

Media - 4.12%
AMC Networks, Inc., Class AA	7,400	292,300

Total Communication Services		1,211,125

Consumer Discretionary - 14.20%

Hotels, Restaurants & Leisure - 3.41%
Caesars Entertainment Corp.A	17,800	242,080

Leisure Products - 1.01%
Acushnet Holdings Corp.	2,200	71,500

Specialty Retail - 4.90%
Urban Outfitters, Inc.A	12,500	347,125

Textiles, Apparel & Luxury Goods - 4.88%
Hanesbrands, Inc.	23,300	346,005

Total Consumer Discretionary		1,006,710

Consumer Staples - 4.86%

Food & Staples Retailing - 4.86%
Kroger Co.	11,900	344,981

Energy - 5.77%

Oil, Gas & Consumable Fuels - 5.77%
WPX Energy, Inc.A	29,800	409,452

Financials - 10.16%

Banks - 10.16%
Cadence BanCorp	19,500	353,535
Regions Financial Corp.	21,400	367,224

		720,759

Total Financials		720,759

Health Care - 4.28%

Health Care Technology - 4.28%
Allscripts Healthcare Solutions, Inc.A	30,900	303,283

Industrials - 5.31%

Aerospace & Defense - 5.31%
BWX Technologies, Inc.	2,300	142,784
Maxar Technologies, Inc.A C	14,915	233,718

		376,502

Total Industrials		376,502

Information Technology - 12.66%

Communications Equipment - 1.14%
Ciena Corp.A	1,900	81,111

See accompanying notes

11

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.45% (continued)

Information Technology - 12.66% (continued)

IT Services - 2.36%
GreenSky, Inc., Class AA C	18,800	$167,320

Semiconductors & Semiconductor Equipment - 2.26%
Entegris, Inc.	3,200	160,288

Software - 6.90%
ChannelAdvisor Corp.A	15,900	143,736
FireEye, Inc.A	20,900	345,477

		489,213

Total Information Technology		897,932

Materials - 25.13%

Chemicals - 15.29%
Albemarle Corp.C	3,500	255,640
Axalta Coating Systems Ltd.A	12,400	376,960
Livent Corp.A C	7,600	64,980
PQ Group Holdings, Inc.A	10,537	181,026
Valvoline, Inc.	9,600	205,536

		1,084,142

Containers & Packaging - 5.28%
Graphic Packaging Holding Co.	22,500	374,625

Metals & Mining - 4.56%
Compass Minerals International, Inc.C	5,300	323,088

Total Materials		1,781,855

Total Common Stocks (Cost $7,236,113)		7,052,599

SHORT-TERM INVESTMENTS - 0.34% (Cost $24,176)

Investment Companies - 0.34%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%D E	24,176	24,176

SECURITIES LENDING COLLATERAL - 5.79% (Cost $410,543)

Investment Companies - 5.79%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%D E	410,543	410,543

TOTAL INVESTMENTS - 105.58% (Cost $7,670,832)		7,487,318
LIABILITIES, NET OF OTHER ASSETS - (5.58%)		(395,558)

TOTAL NET ASSETS - 100.00%		$7,091,760

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2019 (Note 8).

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

See accompanying notes

12

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2019, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$7,052,599	$-	$-	$7,052,599
Short-Term Investments	24,176	-	-	24,176
Securities Lending Collateral	410,543	-	-	410,543

Total Investments in Securities - Assets	$7,487,318	$-	$-	$7,487,318

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

13

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2019 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$95,516,581	$7,052,599
Investments in affiliated securities, at fair value‡	1,208,496	434,719
Dividends and interest receivable	200,007	6,517
Receivable for fund shares sold	23,662	-
Receivable for expense reimbursement (Note 2)	10,545	10,768
Prepaid expenses	40,349	31,998

Total assets	96,999,640	7,536,601

Liabilities:
Management and sub-advisory fees payable (Note 2)	55,600	4,453
Service fees payable (Note 2)	397	665
Transfer agent fees payable (Note 2)	3,324	255
Payable upon return of securities loaned (Note 8)§	487,679	410,543
Custody and fund accounting fees payable	350	350
Professional fees payable	25,552	25,592
Payable for prospectus and shareholder reports	1,203	826
Other liabilities	3,414	2,157

Total liabilities	577,519	444,841

Net assets	$96,422,121	$7,091,760

Analysis of net assets:
Paid-in-capital	$93,004,521	$7,297,575
Total distributable earnings (deficits)A	3,417,600	(205,815)

Net assets	$96,422,121	$7,091,760

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	5,047,087	561,183

Y Class	3,162,968	37,812

Investor Class	61,708	128,010

Net assets:
Institutional Class	$58,859,715	$5,484,356

Y Class	$36,847,866	$368,746

Investor Class	$714,540	$1,238,658

Net asset value, offering and redemption price per share:
Institutional Class	$11.66	$9.77

Y Class	$11.65	$9.75

Investor Class	$11.58	$9.68

† Cost of investments in unaffiliated securities	$91,239,262	$7,236,113
‡ Cost of investments in affiliated securities	$1,208,496	$434,719
§ Fair value of securities on loan	$534,331	$681,125

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

14

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2019 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities	$915,125	$49,478
Dividend income from affiliated securities (Note 7)	21,139	1,623
Income derived from securities lending (Note 8)	5,403	3,629

Total investment income	941,667	54,730

Expenses:
Management and sub-advisory fees (Note 2)	313,792	25,963
Transfer agent fees:
Institutional Class (Note 2)	165	812
Y Class (Note 2)	24,212	322
Investor Class	660	650
Custody and fund accounting fees	15,839	12,101
Professional fees	32,803	21,332
Registration fees and expenses	25,122	23,703
Prospectus and shareholder report expenses	10,701	3,574
Trustee fees (Note 2)	2,553	199
Other expenses	5,784	3,376

Total expenses	431,631	92,032

Net fees waived and expenses (reimbursed) (Note 2)A	(59,159)	(59,003)

Net expenses	372,472	33,029

Net investment income	569,195	21,701

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesB	1,174,621	115,376
Commission recapture (Note 1)	13,563	1,420
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	6,068,585	374,201

Net gain from investments	7,256,769	490,997

Net increase in net assets resulting from operations	$7,825,964	$512,698

A The Manager voluntarily reimbursed service fees in the amount of $1,437 and $400 for Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

15

American Beacon FundsSM

Statements of Changes in Net Assets

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
	Six Months Ended December 31, 2019	Year Ended June 30, 2019	Six Months Ended December 31, 2019	Year Ended June 30, 2019
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$569,195	$761,339	$21,701	$27,014
Net realized gain from investments in unaffiliated securities and commission recapture	1,188,184	3,253,924	116,796	554,602
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	6,068,585	(2,329,134)	374,201	(936,368)

Net increase (decrease) in net assets resulting from operations	7,825,964	1,686,129	512,698	(354,752)

Distributions to shareholders:
Total retained earnings:
Institutional Class	(2,950,289)	(1,211,245)	(370,701)	(391,569)
Y Class	(1,902,194)	(707,549)	(24,212)	(14,218)
Investor Class	(35,837)	(12,800)	(82,175)	(47,151)

Net distributions to shareholders	(4,888,320)	(1,931,594)	(477,088)	(452,938)

Capital share transactions (Note 10):
Proceeds from sales of shares	2,124,647	25,831,453	65,965	1,989,470
Reinvestment of dividends and distributions	4,873,847	1,931,594	237,804	452,938
Cost of shares redeemed	(2,673,709)	(8,754,700)	(58,543)	(517,419)

Net increase in net assets from capital share transactions	4,324,785	19,008,347	245,226	1,924,989

Net increase in net assets	7,262,429	18,762,882	280,836	1,117,299

Net assets:
Beginning of period	89,159,692	70,396,810	6,810,924	5,693,625

End of period	$96,422,121	$89,159,692	$7,091,760	$6,810,924

See accompanying notes

16

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of December 31, 2019, the Trust consists of thirty-two active series, two of which are presented in this filing: American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018, and has been updated accordingly with no material impact on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended December 31, 2019, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective

17

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services - Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

18

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Shapiro Capital Management LLC (“Shapiro”), an affiliate of the Manager pursuant to which each Fund has agreed to pay Shapiro an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

Shapiro Equity Opportunities Fund

First $250 million	0.35%
Next $250 million	0.30%
Over $500 million	0.25%

Shapiro SMID Cap Equity Fund

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

19

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

The Management and Sub-Advisory Fees paid by the Funds for the period ended December 31, 2019 were as follows:

Shapiro Equity Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$157,016
Sub-Advisor Fees	0.35%	156,776

Total	0.70%	$313,792

Shapiro SMID Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$12,305
Sub-Advisor Fees	0.40%	13,658

Total	0.75%	$25,963

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended December 31, 2019, the Manager received securities lending fees of $562 and $364 for the securities lending activities of the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Class of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets attributable to the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended December 31, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$22,829
Shapiro SMID Cap Equity	1,037

20

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

As of December 31, 2019, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$3,186
Shapiro SMID Cap Equity	196

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2019, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Shapiro Equity Opportunities	$1,063	$352	$1,415
Shapiro SMID Cap Equity	81	101	182

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2019, the Shapiro Equity Opportunities Fund borrowed on average $549,819 for 2 days at an average interest rate of 2.16% with interest charges of $65 and the Shapiro SMID Cap Equity Fund borrowed on average $27,662 for 1 day at 2.16% with interest charges of $2. These amounts are recorded as “Other expenses” in the Statements of Operations.

21

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended December 31, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	7/1/2019 - 12/31/2019	Reimbursed Expenses	(Recouped) Expenses
Shapiro Equity Opportunities	Institutional	0.79%	$31,948	$-	2022-2023
Shapiro Equity Opportunities	Y	0.89%	27,445	-	2022-2023
Shapiro Equity Opportunities	Investor	1.17%	3,616	(5,287)	2022-2023
Shapiro SMID Cap Equity	Institutional	0.89%	46,996	-	2022-2023
Shapiro SMID Cap Equity	Y	0.99%	3,535	-	2022-2023
Shapiro SMID Cap Equity	Investor	1.27%	12,000	(3,928)	2022-2023

Of these amounts, $10,545 and $10,768 were disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at December 31, 2019 for the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022 and 2023. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Shapiro Equity Opportunities	$4,794	$123,976	$-	2020-2021
Shapiro Equity Opportunities	493	146,881	-	2021-2022
Shapiro SMID Cap Equity	3,928	122,970	-	2020-2021
Shapiro SMID Cap Equity	-	127,374	-	2021-2022

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2019, based on management’s evaluation of the shareholder account base, two accounts have been identified as representing an unaffiliated significant ownership of approximately 46% for the Shapiro Equity Opportunities Fund and one account has been identified as representing an affiliated significant ownership of approximately 42% for the Shapiro SMID Cap Equity Fund.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly

22

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

23

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETF and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

24

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

25

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and governmental events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and

26

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

A rise in protectionist trade policies, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risk of a trade dispute between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, ETF shares may trade at a premium or discount to their NAV. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and

27

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2019.

Shapiro Equity Opportunities Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$487,679	$-	$-	$-	$487,679

Total Borrowings	$487,679	$-	$-	$-	$487,679

Gross amount of recognized liabilities for securities lending transactions					$487,679

Shapiro SMID Cap Equity Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$410,543	$-	$-	$-	$410,543

Total Borrowings	$410,543	$-	$-	$-	$410,543

Gross amount of recognized liabilities for securities lending transactions					$410,543

6.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the two year period ended December 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

28

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

As of December 31, 2019 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Shapiro Equity Opportunities	$93,309,539	$11,769,376	$(8,353,838)	$3,415,538
Shapiro SMID Cap Equity	7,680,720	724,573	(917,975)	(193,402)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2019, the Funds did not have any capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Shapiro Equity Opportunities	$14,463,596	$12,292,643
Shapiro SMID Cap Equity	1,442,063	1,439,534

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2019 were as follows:

Fund	Type of Transaction	June 30, 2019 Shares/Fair Value	Purchases	Sales	December 31, 2019 Shares/Fair Value	Dividend Income
Shapiro Equity Opportunities	Direct	$3,080,491	$9,709,362	$12,069,036	$720,817	$21,139
Shapiro Equity Opportunities	Securities Lending	544,670	25,923,347	25,980,338	487,679	N/A
Shapiro SMID Cap Equity	Direct	252,400	1,115,107	1,343,331	24,176	1,623
Shapiro SMID Cap Equity	Securities Lending	363,460	2,504,630	2,457,547	410,543	N/A

8.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

29

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Shapiro Equity Opportunities	$534,331	$487,679	$92,004	$579,683
Shapiro SMID Cap Equity	681,125	410,543	304,479	715,022

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the

30

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2019, the Funds did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	142,102	$1,604,275	759,395	$8,443,778
Reinvestment of dividends	254,403	2,935,816	130,945	1,211,245
Shares redeemed	(38,921)	(435,636)	(79,687)	(878,814)

Net increase in shares outstanding	357,584	$4,104,455	810,653	$8,776,209

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	37,158	$426,330	1,553,828	$16,745,549
Reinvestment of dividends	164,978	1,902,194	76,492	707,549
Shares redeemed	(187,284)	(2,061,701)	(820,703)	(7,762,611)

Net increase in shares outstanding	14,852	$266,823	809,617	$9,690,487

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	8,491	$94,042	59,227	$642,126
Reinvestment of dividends	3,127	35,837	1,391	12,800
Shares redeemed	(15,621)	(176,372)	(10,971)	(113,275)

Net increase (decrease) in shares outstanding	(4,003)	$(46,493)	49,647	$541,651

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,641	$15,880	72,855	$727,095
Reinvestment of dividends	15,115	146,313	48,885	391,569
Shares redeemed	-	-	(27,245)	(251,564)

Net increase in shares outstanding	16,756	$162,193	94,495	$867,100

31

American Beacon FundsSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	548	$5,300	37,537	$345,903
Reinvestment of dividends	1,735	16,765	1,777	14,218
Shares redeemed	(5,482)	(53,399)	(17,256)	(167,561)

Net increase (decrease) in shares outstanding	(3,199)	$(31,334)	22,058	$192,560

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	4,758	$44,785	88,862	$916,472
Reinvestment of dividends	7,792	74,726	5,916	47,151
Shares redeemed	(535)	(5,144)	(9,856)	(98,294)

Net increase in shares outstanding	12,015	$114,367	84,922	$865,329

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

32

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019	September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$11.28		$11.29	$10.00

Income from investment operations:
Net investment income	0.07		0.11	0.02
Net gains on investments (both realized and unrealized)	0.93		0.16	1.29

Total income from investment operations	1.00		0.27	1.31

Less distributions:
Dividends from net investment income	(0.11)		(0.07)	(0.02)
Distributions from net realized gains	(0.51)		(0.21)	(0.00	)B

Total distributions	(0.62)		(0.28)	(0.02)

Net asset value, end of period	$11.66		$11.28	$11.29

Total returnC	8.90	%D	2.97%	13.07	%D

Ratios and supplemental data:
Net assets, end of period	$58,859,715		$52,917,588	$43,796,676
Ratios to average net assets:
Expenses, before reimbursements	0.91	%E	0.98%	2.81	%E
Expenses, net of reimbursements	0.79	%E	0.79%	0.79	%E
Net investment income (loss), before expense reimbursements	1.20	%E	0.80%	(1.53	)%E
Net investment income, net of reimbursements	1.32	%E	0.99%	0.49	%E
Portfolio turnover rate	14	%D	54%	9	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

33

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019	September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$11.28		$11.30	$10.00

Income from investment operations:
Net investment income	0.07		0.10	0.03
Net gains on investments (both realized and unrealized)	0.92		0.16	1.29

Total income from investment operations	0.99		0.26	1.32

Less distributions:
Dividends from net investment income	(0.11)		(0.07)	(0.02)
Distributions from net realized gains	(0.51)		(0.21)	(0.00	)B

Total distributions	(0.62)		(0.28)	(0.02)

Net asset value, end of period	$11.65		$11.28	$11.30

Total returnC	8.81	%D	2.88%	13.17	%D

Ratios and supplemental data:
Net assets, end of period	$36,847,866		$35,505,884	$26,419,367
Ratios to average net assets:
Expenses, before reimbursements	1.05	%E	1.06%	2.77	%E
Expenses, net of reimbursements	0.89	%E	0.89%	0.89	%E
Net investment income (loss), before expense reimbursements	1.05	%E	0.77%	(0.79	)%E
Net investment income, net of reimbursements	1.21	%E	0.94%	1.09	%E
Portfolio turnover rate	14	%D	54%	9	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

34

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019	September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$11.20		$11.25	$10.00

Income from investment operations:
Net investment income	0.05		0.07	0.02
Net gains on investments (both realized and unrealized)	0.92		0.16	1.25

Total income from investment operations	0.97		0.23	1.27

Less distributions:
Dividends from net investment income	(0.08)		(0.07)	(0.02)
Distributions from net realized gains	(0.51)		(0.21)	(0.00	)B

Total distributions	(0.59)		(0.28)	(0.02)

Net asset value, end of period	$11.58		$11.20	$11.25

Total returnC	8.73	%D	2.62%	12.67	%D

Ratios and supplemental data:
Net assets, end of period	$714,540		$736,220	$180,767
Ratios to average net assets:
Expenses, before reimbursements	1.10	%E	2.57%	4.88	%E
Expenses, net of reimbursements	1.17	%E	1.17%	1.17	%E
Net investment income (loss), before expense reimbursements	1.00	%E	(0.74)%	(3.54	)%E
Net investment income, net of reimbursements	0.93	%E	0.66%	0.17	%E
Portfolio turnover rate	14	%D	54%	9	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

35

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019	September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$9.72		$11.39	$10.00

Income (loss) from investment operations:
Net investment income	0.03		0.05	0.01
Net gains (losses) on investments (both realized and unrealized)	0.70		(0.97)	1.38

Total income (loss) from investment operations	0.73		(0.92)	1.39

Less distributions:
Dividends from net investment income	(0.05)		(0.04)	-
Distributions from net realized gains	(0.63)		(0.71)	-

Total distributions	(0.68)		(0.75)	-

Net asset value, end of period	$9.77		$9.72	$11.39

Total returnB	7.58	%C	(6.67)%	13.90	%C

Ratios and supplemental data:
Net assets, end of period	$5,484,356		$5,293,291	$5,124,948
Ratios to average net assets:
Expenses, before reimbursements	2.68	%E	2.84%	4.32	%E
Expenses, net of reimbursementsD	0.90	%E	0.89%	0.89	%E
Net investment (loss), before expense reimbursements	(1.07	)%E	(1.47)%	(3.34	)%E
Net investment income, net of reimbursements	0.71	%E	0.48%	0.08	%E
Portfolio turnover rate	22	%C	56%	22	%F

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
E	Annualized.
F	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

36

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019	September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$9.71		$11.39	$10.00

Income (loss) from investment operations:
Net investment income	0.04		0.04	0.01
Net gains (losses) on investments (both realized and unrealized)	0.68		(0.97)	1.38

Total income (loss) from investment operations	0.72		(0.93)	1.39

Less distributions:
Dividends from net investment income	(0.05)		(0.04)	-
Distributions from net realized gains	(0.63)		(0.71)	-

Total distributions	(0.68)		(0.75)	-

Net asset value, end of period	$9.75		$9.71	$11.39

Total returnB	7.49	%C	(6.76)%	13.90	%C

Ratios and supplemental data:
Net assets, end of period	$368,746		$398,161	$215,795
Ratios to average net assets:
Expenses, before reimbursements	2.82	%E	2.87%	5.69	%E
Expenses, net of reimbursementsD	1.00	%E	0.99%	0.99	%E
Net investment (loss), before expense reimbursements	(1.21	)%E	(1.47)%	(4.47	)%E
Net investment income, net of reimbursements	0.61	%E	0.41%	0.22	%E
Portfolio turnover rate	22	%C	56%	22	%F

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
E	Annualized.
F	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

37

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019	September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$9.65		$11.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.04	(0.01)
Net gains (losses) on investments (both realized and unrealized)	0.69		(1.00)	1.37

Total income (loss) from investment operations	0.71		(0.96)	1.36

Less distributions:
Dividends from net investment income	(0.05)		(0.04)	-
Distributions from net realized gains	(0.63)		(0.71)	-

Total distributions	(0.68)		(0.75)	-

Net asset value, end of period	$9.68		$9.65	$11.36

Total returnB	7.43	%C	(7.06)%	13.60	%C

Ratios and supplemental data:
Net assets, end of period	$1,238,658		$1,119,472	$352,882
Ratios to average net assets:
Expenses, before reimbursements	2.77	%E	3.87%	6.12	%E
Expenses, net of reimbursementsD	1.28	%E	1.27%	1.27	%E
Net investment (loss), before expense reimbursements	(1.16	)%E	(2.44)%	(5.09	)%E
Net investment income (loss), net of reimbursements	0.33	%E	0.16%	(0.24	)%E
Portfolio turnover rate	22	%C	56%	22	%F

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
E	Annualized.
F	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

38

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39

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 12/19

American Beacon®
FUNDS

2019 SEMI-ANNUAL REPORT

December 31, 2019

ARK TRANSFORMATIONAL INNOVATION FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

ARK TRANSFORMATIONAL INNOVATION FUND

Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Companies that the sub-advisor believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Regulatory changes may impair the Fund’s ability to qualify for federal income tax treatment as a regulated investment company, which could result in the Fund and shareholders incurring significant income tax expense. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. Investing in Health Care sector companies involves risk due to government regulations, product litigation, competitive forces, and loss of patent protection. Industrials sector companies are subject to risk due to changes in government regulations, world events, economic conditions, environmental damages, product liability claims and exchange rates. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In recent months, you’ve likely seen and heard news reports about disruptive headwinds in the global economy – including the U.S. trade war with China and its toll on the global economy, slowing global growth, the Federal Reserve’s series of rate cuts, Brexit, disruptions in the Middle East and protests in Hong Kong – and watched a flood of reaction in the world’s markets.

As Peter L. Bernstein said in his treatise on risk, Against the Gods: The Remarkable Story of Risk, published by John Wiley & Sons, Inc. in September 1998, “Volatility is a proxy for uncertainty and must be accommodated in measuring investment risk.”

During times of economic uncertainty and market volatility, fear of loss can be a powerful emotion – one that drives many investors to making short-term decisions subject to a variety of potential error-leading biases. Unfortunately, some short-term investment decisions may create more volatility rather than mitigate it.

Instead of dwelling on the markets’ short-term reaction to waves of negative global news, we encourage investors to focus on the horizon instead. Long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should keep in mind the three Ds: direction, discipline and diversification.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Our management approach is more than a concept; it’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards while mitigating volatility and risk.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2019 (Unaudited)

The Investor Class of the American Beacon ARK Transformational Innovation Fund (the “Fund”) returned 5.13% for the six-month period ended December 31, 2019. The Fund underperformed the S&P 500 Index (the “Index”) return of 10.92% for the period.

Total Returns for the Period ended December 31, 2019

	Ticker	6 Months*	1 Year	Since Inception 01/27/2017
Institutional Class (1,4)	ADNIX	5.29%	32.44%	30.15%
Y Class (1,4)	ADNYX	5.31%	32.30%	30.03%
Investor Class (1,4)	ADNPX	5.13%	31.93%	29.68%
A Class with Sales Charge (1,2,4)	ADNAX	-0.90%	24.42%	27.40%
A Class without Sales Charge (1,2,4)	ADNAX	5.13%	32.00%	30.01%
C Class with Sales Charge (1,2,4)	ADNCX	3.72%	29.99%	29.67%
C Class without Sales Charge (1,2,4)	ADNCX	4.72%	30.99%	29.67%

S&P 500 Index (3)		10.92%	31.49%	14.68%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. The strategy employed by the Fund’s sub-advisor has the potential for more volatility than broad market averages, which may result in significant fluctuations in the Fund’s short-term returns, both positive and negative.

2.	A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

3.

The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and has been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon ARK Transformational Innovation Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Index. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares were 1.75%, 1.95%, 2.04%, 2.32% and 3.26%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s underperformance for the period was attributable to holdings primarily in the Information Technology and Health Care sectors. Chief among the detractors in the Information Technology sector was Stratasys, Ltd. (down 30.4%), a leader in industrial 3D printing after the company missed its third quarter revenue expectations. Additionally, a position in Square, Inc., Class A (down 10.5%) was a detriment to performance. Securities within the Health Care sector that detracted from relative performance include Illumina, Inc. (down 8.0%), which reported disappointing second quarter results and lower than expected annual guidance, and Invitae Corp. (down 31.0%), which trended down as investors grew concerned it would miss annual guidance of at least 500,000 accessioned tests. A large position in Tesla, Inc. (up 91.1%) in the Consumer Discretionary sector contributed to relative performance due to better than expected third quarter earnings, preorders for the new Cybertruck, and positive developments at the Shanghai Gigafactory.

From a sector allocation standpoint, an overweight to Information Technology and a null weighting to Energy contributed positively to relative performance as these were the best and worst performing sectors during the period, respectively. Conversely, an overweight allocation to the Consumer Discretionary sector detracted from relative performance.

The sub-advisor will continue to focus on thematic investing in disruptive innovation with the potential for excess returns.

2

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Tesla, Inc.		11.3
Illumina, Inc.		6.8
Square, Inc., Class A		6.8
Stratasys Ltd.		5.6
Invitae Corp.		4.7
CRISPR Therapeutics AG		4.3
2U, Inc.		3.8
Intellia Therapeutics, Inc.		3.4
Editas Medicine, Inc.		3.3
Zillow Group, Inc., Class C		3.1

Total Fund Holdings	42

Sector Allocation (% Investments)
Biotechnology		19.6
Software		13.6
Automobiles		11.8
Life Sciences Tools & Services		11.1
Interactive Media & Services		8.2
IT Services		7.1
Semiconductors & Semiconductor Equipment		6.1
Technology Hardware, Storage & Peripherals		5.8
Entertainment		5.1
Machinery		2.9
Thrifts & Mortgage Finance		2.9
Internet & Direct Marketing Retail		1.8
Health Care Technology		1.4
Consumer Finance		1.2
Health Care Equipment & Supplies		1.0
Auto Components		0.2
Wireless Telecommunication Services		0.1
Pharmaceuticals		0.1

3

American Beacon ARK Transformational Innovation FundSM

Expense Examples

December 31, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon ARK Transformational Innovation FundSM

Expense Examples

December 31, 2019 (Unaudited)

American Beacon ARK Transformational Innovation Fund

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period 7/1/2019-12/31/2019*
Institutional Class
Actual	$1,000.00	$1,052.90	$5.16
Hypothetical**	$1,000.00	$1,020.11	$5.08
Y Class
Actual	$1,000.00	$1,052.50	$5.68
Hypothetical**	$1,000.00	$1,019.61	$5.58
Investor Class
Actual	$1,000.00	$1,050.70	$7.11
Hypothetical**	$1,000.00	$1,018.20	$7.00
A Class
Actual	$1,000.00	$1,051.30	$7.22
Hypothetical**	$1,000.00	$1,018.10	$7.10
C Class
Actual	$1,000.00	$1,047.20	$11.06
Hypothetical**	$1,000.00	$1,014.33	$10.89

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.00%, 1.10%, 1.38%, 1.40%, and 2.15% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.89%

Communication Services - 12.83%

Entertainment - 4.90%
Netflix, Inc.A	4,053	$1,311,429
Nintendo Co., Ltd.	171	69,200
Roku, Inc.A B	14,899	1,994,976

		3,375,605

Interactive Media & Services - 7.86%
Eventbrite, Inc., Class AA	28,653	577,931
Pinterest, Inc., Class AA B	28,305	527,605
Tencent Holdings Ltd., ADRB	12,500	600,125
Twitter, Inc.A	49,353	1,581,764
Zillow Group, Inc., Class CA B	46,143	2,119,809

		5,407,234

Wireless Telecommunication Services - 0.07%
SoftBank Group Corp.	1,110	48,586

Total Communication Services		8,831,425

Consumer Discretionary - 13.19%

Auto Components - 0.20%
Aptiv PLC	1,424	135,237

Automobiles - 11.30%
Tesla, Inc.A	18,589	7,776,336

Internet & Direct Marketing Retail - 1.69%
MercadoLibre, Inc.A	2,040	1,166,758

Total Consumer Discretionary		9,078,331

Financials - 3.97%

Consumer Finance - 1.15%
LendingClub Corp.A	62,797	792,498

Thrifts & Mortgage Finance - 2.82%
LendingTree, Inc.A B	6,399	1,941,713

Total Financials		2,734,211

Health Care - 31.87%

Biotechnology - 18.85%
Cellectis S.A., ADRA	9,026	154,525
CRISPR Therapeutics AGA	48,224	2,937,083
Editas Medicine, Inc.A B	77,389	2,291,488
Intellia Therapeutics, Inc.A B	158,149	2,320,046
Invitae Corp.A B	202,056	3,259,163
Organovo Holdings, Inc.A B	70,569	25,101
Seres Therapeutics, Inc.A	93,355	322,075
Syros Pharmaceuticals, Inc.A	65,652	453,655
Veracyte, Inc.A	43,453	1,213,208

		12,976,344

Health Care Equipment & Supplies - 1.02%
Cerus Corp.A B	165,930	700,225

Health Care Technology - 1.31%
Teladoc Health, Inc.A B	10,776	902,167

See accompanying notes

6

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.89% (continued)

Health Care - 31.87% (continued)

Life Sciences Tools & Services - 10.65%
Compugen Ltd.A B	91,315	$544,237
Illumina, Inc.A	14,104	4,678,861
NanoString Technologies, Inc.A	75,756	2,107,532

		7,330,630

Pharmaceuticals - 0.04%
Bayer AG	390	31,852

Total Health Care		21,941,218

Industrials - 2.76%

Machinery - 2.76%
FANUC Corp.	220	41,163
Proto Labs, Inc.A	18,321	1,860,498

		1,901,661

Total Industrials		1,901,661

Information Technology - 31.27%

IT Services - 6.79%
Square, Inc., Class AA	74,699	4,673,169

Semiconductors & Semiconductor Equipment - 5.82%
NVIDIA Corp.	5,207	1,225,207
Teradyne, Inc.	12,474	850,602
Xilinx, Inc.	19,782	1,934,086

		4,009,895

Software - 13.06%
2U, Inc.A B	110,100	2,641,299
Autodesk, Inc.A	3,854	707,055
Materialise N.V., ADRA	55,558	1,017,267
salesforce.com, Inc.A	9,284	1,509,950
Splunk, Inc.A	11,272	1,688,208
Trade Desk, Inc., Class AA B	5,498	1,428,270

		8,992,049

Technology Hardware, Storage & Peripherals - 5.60%
Stratasys Ltd.A	190,458	3,852,013

Total Information Technology		21,527,126

Total Common Stocks (Cost $57,211,278)		66,013,972

SHORT-TERM INVESTMENTS - 4.59% (Cost $3,160,130)

Investment Companies - 4.59%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%C D	3,160,130	3,160,130

SECURITIES LENDING COLLATERAL - 2.60% (Cost $1,787,021)

Investment Companies - 2.60%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.52%C D	1,787,021	1,787,021

TOTAL INVESTMENTS - 103.08% (Cost $62,158,429)		70,961,123
LIABILITIES, NET OF OTHER ASSETS - (3.08%)		(2,118,832)

TOTAL NET ASSETS - 100.00%		$68,842,291

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2019 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

See accompanying notes

7

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2019 (Unaudited)

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2019, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$66,013,972	$-	$-	$66,013,972
Short-Term Investments	3,160,130	-	-	3,160,130
Securities Lending Collateral	1,787,021	-	-	1,787,021

Total Investments in Securities - Assets	$70,961,123	$-	$-	$70,961,123

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

8

American Beacon ARK Transformational Innovation FundSM

Statement of Assets and Liabilities

December 31, 2019 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$66,013,972
Investments in affiliated securities, at fair value‡	4,947,151
Dividends and interest receivable	4,166
Receivable for fund shares sold	431,926
Receivable for tax reclaims	413
Receivable for expense reimbursement (Note 2)	24,227
Prepaid expenses	61,755

Total assets	71,483,610

Liabilities:
Payable for investments purchased	701,503
Payable for fund shares redeemed	7,951
Management and sub-advisory fees payable (Note 2)	49,986
Service fees payable (Note 2)	12,139
Transfer agent fees payable (Note 2)	7,593
Payable upon return of securities loaned (Note 8)§	1,787,021
Custody and fund accounting fees payable	4,188
Professional fees payable	55,960
Other liabilities	14,978

Total liabilities	2,641,319

Net assets	$68,842,291

Analysis of net assets:
Paid-in-capital	$60,786,905
Total distributable earnings (deficits)A	8,055,386

Net assets	$68,842,291

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	223,213

Y Class	2,404,344

Investor Class	489,820

A Class	366,428

C Class	167,552

Net assets:
Institutional Class	$4,232,169

Y Class	$45,438,040

Investor Class	$9,180,207

A Class	$6,869,895

C Class	$3,121,980

Net asset value, offering and redemption price per share:
Institutional Class	$18.96

Y Class	$18.90

Investor Class	$18.74

A Class	$18.75

A Class (offering price)	$18.75

C Class	$18.63

† Cost of investments in unaffiliated securities	$57,211,278
‡ Cost of investments in affiliated securities	$4,947,151
§ Fair value of securities on loan	$16,228,222

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon ARK Transformational Innovation FundSM

Statement of Operations

For the period ended December 31, 2019 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$17,498
Dividend income from affiliated securities (Note 7)	22,132
Interest income	36
Income derived from securities lending (Note 8)	30,853

Total investment income	70,519

Expenses:
Management and sub-advisory fees (Note 2)	251,509
Transfer agent fees:
Institutional Class (Note 2)	958
Y Class (Note 2)	19,243
Investor Class	864
A Class	1,166
C Class	1,164
Custody and fund accounting fees	19,185
Professional fees	54,208
Registration fees and expenses	32,803
Service fees (Note 2):
Investor Class	17,444
A Class	6,776
C Class	2,064
Distribution fees (Note 2):
A Class	5,606
C Class	11,060
Prospectus and shareholder report expenses	7,545
Trustee fees (Note 2)	1,265
Other expenses	14,744

Total expenses	447,604

Net fees waived and expenses (reimbursed) (Note 2)	(114,612)

Net expenses	332,992

Net investment (loss)	(262,473)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	416,677
Foreign currency transactions	(15)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	3,717,290
Foreign currency transactions	(2)

Net gain from investments	4,133,950

Net increase in net assets resulting from operations	$3,871,477

† Foreign taxes	$91

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

10

American Beacon ARK Transformational Innovation FundSM

Statement of Changes in Net Assets

	Six Months Ended December 31, 2019	Year Ended June 30, 2019
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(262,473)	$(285,487)
Net realized gain from investments in unaffiliated securities and foreign currency transactions	416,662	1,603,369
Change in net unrealized appreciation of investments in unaffiliated securities and foreign currency transactions	3,717,288	1,828,947

Net increase in net assets resulting from operations	3,871,477	3,146,829

Distributions to shareholders:
Total retained earnings:
Institutional Class	(134,305)	(142,278)
Y Class	(1,391,035)	(764,186)
Investor Class	(319,336)	(482,172)
A Class	(205,755)	-
C Class	(94,357)	-

Net distributions to shareholders	(2,144,788)	(1,388,636)

Capital share transactions (Note 10):
Proceeds from sales of shares	28,419,428	44,421,838
Reinvestment of dividends and distributions	2,143,123	1,386,473
Cost of shares redeemed	(13,652,244)	(21,809,490)

Net increase in net assets from capital share transactions	16,910,307	23,998,821

Net increase in net assets	18,636,996	25,757,014

Net assets:
Beginning of period	50,205,295	24,448,281

End of period	$68,842,291	$50,205,295

See accompanying notes

11

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. As of December 31, 2019, the Trust consists of thirty-two active series, one of which is presented in this filing: American Beacon ARK Transformational Innovation Fund (the “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018, and has been updated accordingly with no material impact on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended December 31, 2019, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

12

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

13

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with ARK Investment Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $5 billion	0.55%
Next $5 billion	0.525%
Next $10 billion	0.50%
Over $20 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2019 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$99,771
Sub-Advisor Fees	0.55%	151,738

Total	0.90%	$251,509

14

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended December 31, 2019, the Manager received securities lending fees of $3,383 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended December 31, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
ARK Transformational Innovation	$19,263

15

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

As of December 31, 2019, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
ARK Transformational Innovation	$3,841

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2019, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
ARK Transformational Innovation	$1,186	$2,484	$3,670

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2019, the Fund borrowed on average $214,822 for 2 days at an average interest rate of 2.49% with interest charges of $29. These amounts are recorded as “Other expenses” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended December 31, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	7/1/2019 - 12/31/2019	Reimbursed Expenses	(Recouped) Expenses
ARK Transformational Innovation	Institutional	0.99%	$7,846	$-	2022-2023
ARK Transformational Innovation	Y	1.09%	69,428	-	2022-2023
ARK Transformational Innovation	Investor	1.37%	18,408	-	2022-2023
ARK Transformational Innovation	A	1.39%	13,143	-	2022-2023
ARK Transformational Innovation	C	2.14%	5,787	-	2022-2023

16

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

Of these amounts, $24,227 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at December 31, 2019.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022 and 2023. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
ARK Transformational Innovation	$-	$141,632	$-	2019-2020
ARK Transformational Innovation	-	468,018	-	2020-2021
ARK Transformational Innovation	-	253,714	-	2021-2022

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended December 31, 2019, RID collected $24,864 from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2019, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, CDSC fees of $2,079 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

17

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

18

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less

19

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Fund may invest in securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

20

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset Selection Risk

Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor’s investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Currency Risk

The Fund may have exposure to foreign currencies by investing in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, non-U.S. currency futures contracts, options on non-U.S. currencies and non-U.S. currency futures and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed

21

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and governmental events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

22

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

A rise in protectionist trade policies, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risk of a trade dispute between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Non-Diversification Risk

The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Sector Risk

To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments and economic conditions that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Because the Fund may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and under-weighted in others. Accordingly, the Fund’s performance is likely to be disproportionately affected by the factors influencing those sectors.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In

23

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2019.

	Remaining Contractual Maturity of the Agreements As of December 31, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,787,021	$-	$-	$-	$1,787,021

Total Borrowings	$1,787,021	$-	$-	$-	$1,787,021

Gross amount of recognized liabilities for securities lending transactions					$1,787,021

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

24

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2019 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$63,022,047	$9,977,720	$(2,038,644)	$7,939,076

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2019, the Fund did not have any capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
ARK Transformational Innovation	$27,251,595	$13,837,843

A summary of the Fund’s transactions in the USG Select Fund for the period ended December 31, 2019 are as follows:

Fund	Type of Transaction	June 30, 2019 Shares/Fair Value	Purchases	Sales	December 31, 2019 Shares/Fair Value	Dividend Income
ARK Transformational Innovation	Direct	$1,684,972	$19,984,848	$18,509,690	$3,160,130	$22,132
ARK Transformational Innovation	Securities Lending	4,858,315	41,076,715	44,148,009	1,787,021	N/A

8.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

25

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$16,228,222	$1,787,021	$14,581,482	$16,368,503

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

26

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2019, the Fund did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	79,061	$1,405,618	40,549	$728,736
Reinvestment of dividends	7,013	134,305	9,765	142,277
Shares redeemed	(6,760)	(124,276)	(317,709)	(6,128,970)

Net increase (decrease) in shares outstanding	79,314	$1,415,647	(267,395)	$(5,257,957)

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	1,078,472	$19,139,986	1,580,266	$27,393,997
Reinvestment of dividends	72,789	1,389,552	52,436	762,415
Shares redeemed	(517,676)	(9,172,832)	(394,373)	(6,778,738)

Net increase in shares outstanding	633,585	$11,356,706	1,238,329	$21,377,674

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30, 2019
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	151,676	$2,735,597	600,909	$10,765,757
Reinvestment of dividends	16,860	319,154	33,295	481,781
Shares redeemed	(184,322)	(3,256,445)	(501,964)	(8,430,227)

Net increase (decrease) in shares outstanding	(15,786)	$(201,694)	132,240	$2,817,311

	A Class
	Six Months Ended December 31, 2019		January 2, 2019A to June 30, 2019
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	214,886	$3,882,554	205,747	$3,588,662
Reinvestment of dividends	10,864	205,755	-	-
Shares redeemed	(55,111)	(1,012,884)	(9,958)	(178,778)

Net increase in shares outstanding	170,639	$3,075,425	195,789	$3,409,884

27

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2019 (Unaudited)

	C Class
	Six Months Ended December 31, 2019		January 2, 2019A to June 30, 2019
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	69,949	$1,255,673	114,562	$1,944,686
Reinvestment of dividends	5,014	94,357	-	-
Shares redeemed	(4,937)	(85,807)	(17,036)	(292,777)

Net increase in shares outstanding	70,026	$1,264,223	97,526	$1,651,909

A Commencement of operations.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

28

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2019		Year Ended June 30,		January 27, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$18.59		$18.60	$12.87	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.07	)B	(0.29)	0.06	(0.03)
Net gains on investments (both realized and unrealized)	1.06		1.24	6.25	2.90

Total income from investment operations	0.99		0.95	6.31	2.87

Less distributions:
Dividends from net investment income	(0.03)		-	(0.09)	-
Distributions from net realized gains	(0.59)		(0.96)	(0.49)	-

Total distributions	(0.62)		(0.96)	(0.58)	-

Net asset value, end of period	$18.96		$18.59	$18.60	$12.87

Total returnC	5.29	%D	6.55%	49.76%	28.70	%D

Ratios and supplemental data:
Net assets, end of period	$4,232,169		$2,674,638	$7,650,448	$3,603,636
Ratios to average net assets:
Expenses, before reimbursements	1.44	%E	1.74%	4.74%	10.29	%E
Expenses, net of reimbursementsF	1.00	%E	1.00%	1.02%	0.99	%E
Net investment (loss), before expense reimbursements	(1.19	)%E	(1.42)%	(3.59)%	(10.01	)%E
Net investment income (loss), net of reimbursements	(0.75	)%E	(0.68)%	0.14%	(0.70	)%E
Portfolio turnover rate	26	%D	63%	59%	28	%G

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
G	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

29

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2019		Year Ended June 30,			January 27, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$18.54		$18.57	$12.87		$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.04)		(0.06)	(0.02	)B	(0.03)
Net gains on investments (both realized and unrealized)	1.02		0.99	6.30		2.90

Total income from investment operations	0.98		0.93	6.28		2.87

Less distributions:
Dividends from net investment income	(0.03)		-	(0.09)		-
Distributions from net realized gains	(0.59)		(0.96)	(0.49)		-

Total distributions	(0.62)		(0.96)	(0.58)		-

Net asset value, end of period	$18.90		$18.54	$18.57		$12.87

Total returnC	5.25	%D	6.45%	49.52%		28.70	%D

Ratios and supplemental data:
Net assets, end of period	$45,438,040		$32,822,832	$9,887,450		$153,410
Ratios to average net assets:
Expenses, before reimbursements	1.49	%E	1.94%	4.84%		14.30	%E
Expenses, net of reimbursementsF	1.10	%E	1.10%	1.12%		1.09	%E
Net investment (loss), before expense reimbursements	(1.23	)%E	(1.62)%	(3.85)%		(14.01	)%E
Net investment (loss), net of reimbursements	(0.84	)%E	(0.78)%	(0.13)%		(0.81	)%E
Portfolio turnover rate	26	%D	63%	59%		28	%G

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
G	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

30

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2019		Year Ended June 30,			January 27, 2017A to June 30, 2017
			2019	2018

	(unaudited)
Net asset value, beginning of period	$18.42		$18.51	$12.85		$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.12)		(0.17)	(0.06	)B	(0.02)
Net gains on investments (both realized and unrealized)	1.06		1.04	6.30		2.87

Total income from investment operations	0.94		0.87	6.24		2.85

Less distributions:
Dividends from net investment income	(0.03)		-	(0.09)		-
Distributions from net realized gains	(0.59)		(0.96)	(0.49)		-

Total distributions	(0.62)		(0.96)	(0.58)		-

Net asset value, end of period	$18.74		$18.42	$18.51		$12.85

Total returnC	5.07	%D	6.13%	49.28%		28.50	%D

Ratios and supplemental data:
Net assets, end of period	$9,180,207		$9,310,932	$6,910,383		$1,083,835
Ratios to average net assets:
Expenses, before reimbursements	1.78	%E	2.03%	4.96%		12.53	%E
Expenses, net of reimbursementsF	1.38	%E	1.38%	1.40%		1.37	%E
Net investment (loss), before expense reimbursements	(1.52	)%E	(1.71)%	(3.92)%		(12.37	)%E
Net investment (loss), net of reimbursements	(1.12	)%E	(1.06)%	(0.36)%		(1.21	)%E
Portfolio turnover rate	26	%D	63%	59%		28	%G

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
G	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

31

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31, 2019		January 2, 2019A to June 30, 2019

	(unaudited)
Net asset value, beginning of period	$18.42		$14.72

Income (loss) from investment operations:
Net investment (loss)	(0.04)		(0.05)
Net gains on investments (both realized and unrealized)	0.99		3.75

Total income from investment operations	0.95		3.70

Less distributions:
Dividends from net investment income	(0.03)		-
Distributions from net realized gains	(0.59)		-

Total distributions	(0.62)		-

Net asset value, end of period	$18.75		$18.42

Total returnB	5.13	%C	25.14	%C

Ratios and supplemental data:
Net assets, end of period	$6,869,895		$3,606,814
Ratios to average net assets:
Expenses, before reimbursements	1.99	%D	2.31	%D
Expenses, net of reimbursementsE	1.40	%D	1.40	%D
Net investment (loss), before expense reimbursements	(1.73	)%D	(2.00	)%D
Net investment (loss), net of reimbursements	(1.14	)%D	(1.09	)%D
Portfolio turnover rate	26	%C	63%

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

32

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31, 2019		January 2, 2019A to June 30, 2019

	(unaudited)
Net asset value, beginning of period	$18.35		$14.72

Income (loss) from investment operations:
Net investment (loss)	(0.09)		(0.10)
Net gains on investments (both realized and unrealized)	0.96		3.73

Total income from investment operations	0.87		3.63

Less distributions:
Distributions from net realized gains	(0.59)		–

Total distributions	(0.59)		–

Net asset value, end of period	$18.63		$18.35

Total returnB	4.72	%C	24.66	%C

Ratios and supplemental data:
Net assets, end of period	$3,121,980		$1,790,079
Ratios to average net assets:
Expenses, before reimbursements	2.67	%D	3.25	%D
Expenses, net of reimbursementsE	2.15	%D	2.15	%D
Net investment (loss), before expense reimbursements	(2.42	)%D	(2.93	)%D
Net investment (loss), net of reimbursements	(1.90	)%D	(1.83	)%D
Portfolio turnover rate	26	%C	63%

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

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36

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon ARK Transformational Innovation Fund are service marks of American Beacon Advisors, Inc.

SAR 12/19

ITEM 2. CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code August 19, 2019 to disclose the addition of the American Beacon Sound Point Enhanced Income Fund, American Beacon Apollo Total Return Fund and American Beacon Sound Point Alternative Lending Fund and to disclose a change to limit the value of gifts received by the principal officer or financial officer to $100. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Gilbert G. Alvarado and Claudia Holz, members of the Trust’s Audit and Compliance Committee, are “audit committee financial experts” as defined in Form N-CSR. Mr. Gilbert Alvarado and Ms. Claudia Holz are “independent” as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT

INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND

AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: March 9, 2020

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: March 9, 2020